As filed with the Securities and Exchange Commission on April 27, 2009

Registration Nos.: 002-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO.                  ( )

POST-EFFECTIVE AMENDMENT NO. 46        (X)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 42         (X)

(Check appropriate box or boxes)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor's Principal Executive Officers) (Zip Code)

Depositor's Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne, Esq.

Chief Compliance Officer and Chief Legal Counsel, Financial Services

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2009, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FUTUREFUNDS SERIES ACCOUNT

of Great-West Life & Annuity Insurance Company

GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Overview

This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”). The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Group Contracts in connection with:

•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•	tax sheltered or tax deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•	nonqualified deferred compensation plans (“NQDC Plans”).

Participation in the Group Contracts

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations or employee associations, as applicable (“Group Contractowner”). We will establish a participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Payment Options

The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse’s lifetime or for a specified period of time, depending on your needs and circumstances.

Allocating Your Money

You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”). Following is a list of each Eligible Fund:

AIM Dynamics Fund -Investor Class1

AIM Large Cap Growth Fund - Class A1

AIM Small Cap Growth Fund - Class A1

Alger American Balanced Portfolio – Class O1

Alger American MidCap Growth Portfolio – Class O

American Century® Income & Growth Fund – Investor Class

American Century® Equity Income Fund – Investor Class

American Funds Growth Fund of America – Class R3

Artisan International Fund – Investor Class

Columbia Asset Allocation Fund, Variable Series – Class A

Columbia Mid Cap Value Fund – Class R

Davis New York Venture Fund – Class R

Federated Capital Appreciation Fund - Class A

Fidelity VIP Contrafund® Portfolio - Initial Class

Fidelity VIP Growth Portfolio – Initial Class

Franklin Small-Mid Cap Growth Fund – Class A

Janus Aspen Worldwide Portfolio - Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)

Janus Fund

Janus Twenty Fund

Janus Worldwide Fund

Legg Mason Value Trust - Financial Intermediary Class

Lord Abbett Value Opportunities Fund – Class A

Mainstay Small Company Value Fund – Class A (formerly Mainstay Small Cap Opportunity Fund)

Maxim Ariel MidCap Value Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Bond Index Portfolio

Maxim Bernstein International Equity Portfolio (formerly Maxim Templeton International Equity)

Maxim Index 600 Portfolio

Maxim Invesco ADR Portfolio

Maxim Loomis Sayles Bond Portfolio

Maxim Loomis Sayles Small-Cap Value Portfolio

Maxim Money Market Portfolio

Maxim Stock Index Portfolio

Maxim T. Rowe Price Equity-Income Portfolio

Maxim T. Rowe Price MidCap Growth Portfolio

Maxim Small-Cap Growth Portfolio (formerly Maxim Trusco Small-Cap Growth Portfolio)1

Maxim U.S. Government Mortgage Securities Portfolio (formerly Maxim U.S. Government Securities Portfolio)

Maxim Aggressive Profile I Portfolio

Maxim Conservative Profile I Portfolio

Maxim Moderate Profile I Portfolio

Maxim Moderately Aggressive Profile I Portfolio

Maxim Moderately Conservative Profile I Portfolio

Maxim Lifetime 2015 Portfolio I – Class T

Maxim Lifetime 2025 Portfolio I – Class T

Maxim Lifetime 2035 Portfolio I – Class T

Maxim Lifetime 2045 Portfolio I – Class T

Maxim Lifetime 2055 Portfolio I – Class T

MFS Core Growth Fund – Class A (formerly MFS Strategic Growth Fund)1, 2

Oppenheimer Capital Appreciation Fund -Class A

Oppenheimer Global Fund – Class A

PIMCO Total Return Fund - Administrative Class

Pioneer Equity Income VCT Portfolio - Class II

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

RidgeWorth Small Cap Growth Stock Fund – Class I (formerly STI Classic Small Cap Growth Stock Fund)

Royce Total Return Fund – Class K

RS Select Growth Fund (formerly RS Diversified Growth Fund)1

RS Small Cap Growth Fund (formerly RS Emerging Growth Fund)

Royce Total Return Fund – Class K

The Jensen Portfolio – Class R

Van Kampen American Value Fund – Class R

Van Kampen Comstock Fund – Class R

1 These Investment Divisions are no longer open to incoming transfers and do not accept new Contributions.

2 Effective June 15, 2007, the MFS Strategic Growth Fund was reorganized into the MFS Core Growth Fund.

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.

This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract. It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2009, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s Web site at http://www.sec.gov.

The date of this prospectus is May 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

Definitions
Fee Tables
Condensed Financial Information
Great-West Life & Annuity Insurance Company
FutureFunds Series Account
Investments of the Series Account
The Group Contracts
Accumulation Period
Participant Enrollment Form and Initial Contribution
Free-Look Period
Subsequent Contributions
Participant Annuity Account Value
Making Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Loans
Total and Partial Withdrawals
Cessation of Contributions
Death Benefit
Charges and Deductions
Periodic Payment Options
Annuity Payment Opti ons
Contract Termination Due to Plan Termination
Contract Termination Due to Contract Conversion.
Federal Tax Consequences
Voting Rights
Distribution of the Group Contracts
State Regulation
Restriction under the Texas Optional Retirement Program
Reports
Rights Reserved by Great-West
Adding and Discontinuing Investment Options
Substitution of Investments
Legal Matters
Available Information
Appendix A, Condensed Financial Informa tion
Appendix B, Calculation of Net Investment Factor

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between GWL&A and the Group Contractowner at no additional charge.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Contractowner providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group Contractowner: Depending on the type of plan and the employer’s involvement, the Group Contractowner will be an employer, plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, each of which corresponds to and contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investement Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI or Series Account financial statements.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received in good order by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Valuation Period: The period between the ending of two successive Valuation Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5%[1]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[2]

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$30.00

SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge3

Maximum Periodic Mortality and Expense Risk Charge[4] (as a percentage of the Participant Annuity Account Value)	1.00%

Maximum Daily Mortality and Expense Risk Charge[5] (as a deduction in the Net Investment Factor)	1.25%

Total Series Account Annual Expenses	1.00% or 1.25%

_________________________

1  The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion on pages ___.

2A premium tax charge may apply.

3We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page ___ for more information.

4The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page ___ for more information.

5The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page ___ for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE	Minimum	Maximum

(Expenses that are deducted from Eligible Fund assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)[6]	0.46%	1.72%[7]

THE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$898	$1,511	$2,149	$3,254

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$298	$911	$1,549	$3,254

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

_________________________

6  Ten of the Eligible Funds, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios, are "fund of funds" that invest substantially all of their assets in the shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the "Underlying Portfolios").  Because of this, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios also bear their pro rata share of the operating expenses of the Underlying Portfolios.  The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios as a result of their investment in shares of one or more Underlying Portfolios.

7  The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement.  The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund's expenses in order to keep the Eligible Fund's expenses below specified limits.  The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements.  Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund's prospectus.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from the financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm. To obtain a fuller picture of each Investment Division’s finances and performance, you should also review the Series Account’s financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the State of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Owners of the Contracts in the future based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds. Many of the Eligible Funds described in this prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “insurance dedicated funds,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Public Eligible Funds. Thirty of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	AIM Large Cap Growth Fund (Class A)
•	AIM Dynamics Fund (Investor Share Class)
•	AIM Small Cap Growth Fund (Class A)
•	American Century Equity Income Fund (Investor Class)
•	American Century Income & Growth Fund (Investor Class)
•	American Funds Growth Fund of America (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)
•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Janus Twenty Fund
•	Janus Worldwide Fund
•	Janus Fund
•	Legg Mason Value Trust (Financial Intermediary Class)
•	Lord Abbett Value Opportunities Fund (Class A)
•	Mainstay Small Company Value Fund (Class A)
•	MFS Core Growth Fund (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Putnam International Capital Opportunities Fund (Class R)

•	RidgeWorth Small Cap Growth Stock Fund (Class I)
•	Royce Total Return Fund (Class K)
•	RS Select Growth Fund
•	RS Small Cap Growth Fund
•	The Jensen Portfolio (Class R)
•	Van Kampen American Value Fund (Class R)
•	Van Kampen Comstock Fund (Class R)

Payments we Receive. Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets held in that Eligible Fund by us. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.The portfolio seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees. The portfolio also invests in high-quality, short term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality). The portfolio invests in securities which are only denominated in U.S. dollars and securities with a weighted average maturity of less than 90 days.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index (the “Barclays Index”). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Barclays Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Barclays Index and options on futures contracts.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The portfolio focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the portfolio, and maximum total return potential. It may invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities (however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation) and up to 35% in below investment grade quality (“high yield/high risk” or “junk”) bonds.

Maxim U.S. Government Mortgage Securities Portfolio (formerly Maxim U.S. Government Securities Portfolio) seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The portfolio may invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The portfolio may also invest up to 20% of its net assets in a mortgage dollar rolls. In a mortgage dollar roll transaction, the portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. The portfolio may also invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds. The portfolio focuses on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index at the time of initial purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index, an index that tracks stocks of 2000 of the smallest U.S. companies in the Russell 3000® Index. The portfolio seeks to build a core small-cap portfolio of common stocks of solid growth companies that the portfolio’s sub-adviser believes are under-valued in the market and opportunistically invests in companies that have experienced significant business problems but which are believed to have favorable prospects for recovery. The portfolio invests the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Maxim Small-Cap Growth Portfolio (formerly Maxim Trusco Small-Cap Growth Portfolio) seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts (“ADRs”) are not subject to this 25% limitation. The portfolio seeks to identify companies believed to have favorable opportunities for capital appreciation within their industry group and invest in these companies when they are determined to be in the developing stages of their life-cycle and have demonstrated, or are expected to achieve, long-term earnings growth. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Index: S&P SmallCap 600® Stock Index.1 The portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the Benchmark Index. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Indexes: Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their respective pro-rata share of the market.1 The portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks

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1  Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

of the Benchmark Indexes. The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock’s weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The portfolio emphasizes companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation. The portfolio seeks to invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other financial characteristics; low price/earnings ratio relative to the S&P 500® Index; low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises. Under normal market conditions, substantial dividend income means that the yield on the portfolio’s securities generally exceeds the yield on the portfolios benchmark. In pursuing its investment objective, the portfolio’s sub-adviser has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio’s sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may also be purchased, including futures and options, in keeping with the portfolio’s objectives. The portfolio may invest up to 25% of its total assets in foreign securities. The portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Certain investment restrictions, such as required minimum or maximum investment in a particular type of security are measured at the time the portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the portfolio’s securities may change after they are purchased, and this may cause the amount of the portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the portfolio during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Maxim Ariel MidCap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Russell 3000® Index at the time of initial purchase. The portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index at the time of purchase. The market capitalization of the companies in the portfolio, the S&P MidCap 400® Index, and the Russell Midcap® Growth Index will change over time, and the portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges. The portfolio selects stocks using a growth approach and will invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. In pursuing its investment objective, the portfolio’s sub-adviser has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio’s sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may also be purchased, including futures and options, in keeping with the portfolio’s objectives. The portfolio may invest up to 25% of its total assets in foreign securities. The portfolio may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities. The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Certain investment restrictions, such as required minimum or maximum investment in a particular type of security are measured at the time the portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the portfolio’s securities may change after they are purchased, and this may cause the amount of the portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the portfolio during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Maxim Invesco ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S. The portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The portfolio will select stocks from approximately 2,200 large and medium-sized capitalization companies, with a minimum market capitalization of $1 billion. The portfolio analyzes potential investments through an investment model which compares stock price to measures such as book value, historical return on equity, company’s ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Maxim Bernstein International Equity Portfolio (formerly Maxim Templeton International Equity Portfolio) seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets. The portfolio will focus on the market price of a company’s securities relative to the company’s potential long-term earnings, asset value and cash flow potential. The company’s historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasize fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

Maxim Lifetime Asset Allocation Portfolios

Each Portfolio seeks capital appreciation and income consistent with its current asset allocation. After the date designated in the name of each Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio seeks to achieve its objective by investing in a professionally selected mix of different asset classes that is tailored for investors planning to retire on, or close to, the date designated in the Portfolio's name. Depending on its risk profile and proximity to the date designated in its name, each Portfolio employs a different combination of investments among different asset classes in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Portfolio’s allocations to different asset classes will become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

The asset classes in which the Portfolios may invest include, but are not limited to, U.S. stocks, bonds (U.S., international and emerging markets), a fixed interest contract issued and guaranteed by GWL&A, and short-term investments.

The Maxim Lifetime Asset Allocation Portfolios available under the Group Contract are:

Maxim Lifetime 2015 Portfolio I (Class T)

Maxim Lifetime 2025 Portfolio I (Class T)

Maxim Lifetime 2035 Portfolio I (Class T)

Maxim Lifetime 2045 Portfolio I (Class T)

Maxim Lifetime 2055 Portfolio I (Class T)

The Alger American Fund

Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in equity securities and fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the portfolio’s fixed-income investments will be concentrated within the four highest categories as determined by an established rating agency or, if not rated, will have been determined by the portfolio manager to be of comparable quality. The portfolio may also invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies or, if not rated, will have been determined by the portfolio manager to be of comparable quality. Under normal circumstances, the portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap® Growth Index or the S&P MidCap 400 Index, updated quarterly.

Columbia Funds Variable Insurance Trust

Columbia Asset Allocation Fund, Variable Series (Class A) seeks total return, consisting of current income and long-term capital appreciation.  Under normal circumstances, the fund invests in a mix of equity and debt securities. The fund’s advisor uses asset allocation as its main investment approach and allocates the Fund’s assets among equity and debt securities based on the advisor’s assessment of the expected risks and returns of each asset class, including large-, middle- and small-capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities. With respect to its equity securities investments, the fund invests in companies that have market capitalizations of any size that the advisor believes are undervalued or have the potential for long-term growth. The advisor evaluates the relative attractiveness of each potential investment in constructing the fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations. With respect to its debt securities investments, the fund invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the advisor to be of comparable quality. The fund also may invest up to 10% of net assets in debt securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The fund invests at least 25% of total assets in debt securities, including preferred stocks, at all times. The fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The fund may invest in mortgage- and other asset-backed securities. The fund also may participate in mortgage dollar rolls up to the fund’s then current position in mortgage backed securities. The fund also may invest up to 25% of net assets in foreign securities. The advisor may sell a security when the fund’s asset allocation changes; the security’s price reaches a target set by the advisor; if the advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks. The portfolio normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public. The portfolio may invest in domestic and foreign issuers and may also invest in either “growth” or “value” stocks or both. The portfolio uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks. The portfolio normally invests its assets primarily in common stocks of companies that are believed to have above-average growth potential (stocks of these companies are often called ‘growth’ stocks). The portfolio may also invest in domestic and foreign issuers. The portfolio uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Janus Aspen Series

Janus Aspen Worldwide Portfolio (Institutional Shares) (formerly Janus Aspen Worldwide Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from several different countries, including the United States. The portfolio may, under certain circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

The following Eligible Funds are publicly offered mutual funds:

AIM Funds

AIM Large Cap Growth Fund (Class A) seeks long term growth of capital. This fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. The fund considers a company to be a large-capitalization company if at the time of purchase, it is included in the Russell 1000® Index during the most recent 11-month period, (based on the most recent month-end data), plus the most recent data during the current month. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest up to 25% of its total assets in foreign securities. The fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. For risks associated with investing in the fund, please see the fund’s prospectus. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

AIM Dynamics Fund (Investor Share Class) seeks long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock rating model to rank stocks based primarily upon: (1) earning, (2) quality, and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers’ view, have high growth potential and are also favorably priced relative to the growth expectations for that company. The fund’s portfolio managers base their selection of stocks for the fund on an analysis of individual companies. For risks associated with investing in the fund, please see the fund’s prospectus.

Effective May 1, 2008, the fund’s investment objective may be changed by the fund’s Board of Trustees without shareholder approval. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund’s direct investments. Synthetic and derivative instruments in which the fund may invest may include warrants, futures, options, exchange-traded funds and American Depository Receipts. Synthetic and derivative instruments may have the effect of leveraging the fund’s portfolio. In selecting investments, the fund’s portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small cap growth asset class. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

American Century Funds

American Century Equity Income Fund (Investor Class) seeks to provide current income. Capital appreciation is a secondary objective. The portfolio managers look for equity securitieswith a favorable income-paying history that have prospects for dividend payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500® Index.

American Century Income & Growth Fund (Investor Class) seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The fund invests primarily in large capitalization publicly traded U.S. companies. The fund considers large capitalization companies to be those with a market capitalization greater than $2 billion. To select stocks for purchase, the portfolio managers use quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors. In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. In building the fund’s portfolio, the portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index

American Funds

American Funds Growth Fund of America (Class R3) seeks to provide growth of capital. The fund invests primarily in common stocks. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth. Under normal market conditions, this fund invests no less than 65% of its net assets at market value in stocks of non-U.S. companies, including up to 20% of its net assets at market value at the time of purchase in emerging and less developed markets, in a portfolio that is broadly diversified by country, industry and company.

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase, that the fund’s advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of its total assets in foreign securities. The fund may also invest in real estate investment trusts. The fund’s advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The fund’s advisor considers, among other factors: (1) businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; (2)various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the funds advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); (3) a company’s current operating margins relative to its historic range and future potential; and (4) indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. The fund’s advisor may sell a security when the security’s price reaches a target set by the fund’s advisor; if the fund’s advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital. The fund invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small cap and mid cap companies. Shareholders will be given 60 days' advance notice of any change to this policy. The fund considers mid cap companies to be companies with market cap values not exceeding $8.5 billion and small cap companies to be companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000® Index; whichever is greater at the time of purchase. The Russell 2000® Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Janus Investment Fund

Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally invests primarily in a core group of 20-30 common stocks selected for their growth potential.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from several different countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The fund may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential. Although the fund may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the fund’s weighted average market capitalization was $51.8 billion.

Legg Mason Equity Funds

Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The fund’s adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds" and unrated securities judged by the fund’s adviser to be below investment grade. The fund’s adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the fund’s adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the fund’s adviser believes is more compelling, or to realize gains or limit potential losses. When cash is temporarily available, or for temporary defensive purposes, when the fund’s adviser believes such action is warranted by abnormal market, economic or other situations , the fund may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities and repurchase agreements for such investments. If the fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Lord Abbett Funds

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation. To pursue this objective, the fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index, a widely used benchmark for small and mid-sized stock performance. The market capitalization range for the Russell 2500® Index as of June 30, 2008, following its annual reconstitution, was $56 million to $10.1 billion. This range varies daily. The fund may change this policy at any time. Equity securities in which the fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent and ownership interest in a company. In selecting investments, the fund attempts to invest in the securities of smaller, less well-known companies, and mid-sized companies, selling at reasonable prices in relation to the fund’s assessment of their potential value. The fund chooses stocks using:

(1)

Quantitative research to identify stocks the fund believes represents the best bargains. As part of this process, the fund may look at the price of a company’s stock in relation to the company’s book value, its sales, the value of its assets, its earnings and cash flow.

(2)	Fundamental research to evaluate a company’s operation environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations.

The fund generally sells a stock when it thinks it is no longer undervalued, seems less likely to benefit from the current market and economic environment, shows deterioration fundamentals, or falls short of the fund’s expectations. The fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse economic, market, political or other conditions that are unfavorable for investors, the fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the fund may be unable to achieve its investment objective. The fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for attractive potential long-term returns.

Mainstay Funds

Mainstay Small Company Value Fund (Class A) (formerly Mainstay Small Cap Opportunity Fund) seekslong-term capital appreciation by investing primarily in securities of small-cap companies. The fund normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations, at the time of investment, comparable to the companies in the Russell 2000® Index and invests primarily in common stocks and securities convertible into common stock. The Fund may also engage in the lending of portfolio securities.

MFS® Funds

MFS Core Growth Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests its assets primarily in equity securities. The fund focuses on investing its assets in the stock of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the fund may invest its assets in companies of any size, the fund generally focuses on companies with large capitalizations. The fund may invest it’s assets in foreign securities and derivatives. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term.

Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of U.S. and foreign companies. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.

PIMCO Funds

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average fund duration normally varies within two years (plus or minus) of the duration of the Barclay’s Capital U.S. Aggregate Index.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that: (1) are obligations of U.S. companies; (2) are below investment-grade in quality; and (3) have intermediate-to long-term maturities (three years or longer. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities rated below investment grade.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation. The fund invests mainly in common stocks of companies outside of the United States that the fund believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the fund places on the company. The fund also considers other factors it believes will cause the stock price to rise. The fund invests mainly in small and midsized companies, although the fund can invest in companies of any size. Although the fund emphasizes investments in developed countries, the fund may also invest in companies located in developing (also known as emerging) markets.

RidgeWorth Funds

RidgeWorth Small Cap Growth Stock Fund (Class I) (formerly STI Classic Small Growth Stock Fund) seeks to provide long-term capital appreciation. The fund generally invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depository Receipts (“ADRs”). The subadviser considers small cap companies to be companies with market capitalizations similar to those companies in the Russell 2000® Value Index. As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $36 million and $4 billion.In selecting investments for the Fund, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income. The fund invests its assets primarily in the dividend-paying securities of small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RS Investment Trust

RS Select Growth Fund (formerly RS Diversified Growth Fund) seeks long-term capital growth. The fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. Although the fund is a diversified mutual fund, the fund will likely hold a limited number of securities. RS Investments currently expects that the fund will normally hold between 40 and 60 securities positions. The fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2500® Index as of June 30 of each year (currently, approximately $12.1 billion, based on the size of the largest company on June 30, 2008). The fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the fund’s purchase of their securities. The fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so. The Investment Division investing in this Eligible Fund is no longer open to incoming Transfers and does not accept new Contributions.

RS Small Cap Growth Fund (formerly RS Emerging Growth Fund) seeks capital appreciation. The fund normally invests at least 80% of its net assets in equity securities of companies that RS Investments believes have the potential for more rapid growth than the overall economy. Although the fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of the fund’s investments will be in companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $10.2 billion, based on the size of the largest company on December 31, 2007). The fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

The Jensen Portfolio

The Jensen Portfolio (Class R) seeks long-term capital appreciation. The fund invests primarily in the common stocks of approximately 20-30 companies selected according to the specific, long-term investment criteria established by the fund’s investment adviser. A company must have satisfied the following criteria to be selected for investment by the fund: (1) attained a return on equity of at least 15% per year for each of the prior 10 years; (2) be in excellent financial condition based on certain qualitative factors such as ability to grow its business from excess cash flow; (3) be selling at a significant discount to its intrinsic value (as determined by the fund’s investment adviser); (4) demonstrate commitment to increasing shareholder value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends; (5) in the fund’s investment adviser’s opinion, established entry barriers as evidenced by: (a) differentiated products which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in production, marketing or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the fund’s investment adviser; and (6) in the fund’s investment adviser’s opinion, have the capability of continuing to meet the above criteria.

Van Kampen Investments

Van Kampen American Value Fund (Class R) seeks to provide a high total return by investing in equity securities of small to medium sized corporations. The fund’s investment adviser seeks to achieve the fund’s investment objective by investing primarily in a portfolio of equity securities of small to medium sized U.S. corporations. The fund’s investment adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The fund emphasizes a value style of investing, seeking securities of companies that the fund’s investment adviser believes are undervalued. Portfolio securities are typically sold when the fund’s investment adviser no longer believes such securities are undervalued. Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of small-medium-sized companies. The fund invests in equity securities including common and preferred stocks; investment grade convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership and trust interests. The fund may invest up to 20% of its total assets in real estate investment trusts. The fund may invest up to 20% of its total assets in foreign securities. The fund may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts and forward contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Van Kampen Comstock Fund (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by the fund’s investment adviser to possess the potential for capital growth and income. The fund may invest up to 25% of its total assets in securities of foreign issuers. The fund may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The fund may purchase and sell derivative instruments, such as options, futures contracts and options on futures contracts for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Eligible Fund Investment Advisers

AIM Funds are advised by Invesco Aim Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

American Funds Growth Fund of America is advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Columbia Funds Variable Investment Trust is advised by Columbia Management Advisors, Inc., One Financial Center, Boston, MA 02111.

Columbia Mid Cap Value Fund is advised by Columbia Management Advisors, LLC, 100 Federal Street, Boston, MA 02110.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisory, Inc., One Franklin Parkway, San Mateo, California 94403.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Legg Mason Equity Funds are advised by Legg Mason Capital Management, Inc., 100 Light Street, Baltimore, Maryland 21202.

Lord Abbett Value Opportunities Fund is advised by Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Mainstay Small Company Value Fund is advised by New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC (“MCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Core Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Funds are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

RidgeWorth Funds are managed by RidgeWorth Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

RS Select Growth Fund and RS Small Cap Growth Fund are advised by RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111.

The Jensen Portfolio, Inc. is managed by Jensen Investment Management, Inc., 5300 Meadows Road, Suite 250, Lake Oswego Oregon, 97035.

Van Kampen American Value Fund is advised by Van Kampen Asset Management, 522 Fifth Avenue, New York, New York 10036.

Van Kampen Comstock Fund is advised by Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020.

Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisers to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLCserves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

Invesco Global Asset Management (N.A.), Inc.serves as the sub-adviser to the Maxim Invesco ADR Portfolio. Invesco Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Silvant Capital Management LLC (“Silvant”) serves as the sub-adviser of the Maxim Small-Cap Growth Portfolio. Silvant is located at 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303. Silvant is a subsidiary of RidgeWorth Capital Management, Inc.

Alliance Capital Management L.P. ("Alliance") serves as the sub-advisor for the Maxim Bernstein International Equity Portfolio. Alliance is located at 1345 Avenue of the Americas, New York, New York, 10105.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 – Great-West Retirement ServicesSM Marketing, P.O. Box 1700, Denver, Colorado 80201-9952.The Eligible Funds’ prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other plans, Participants have only those rights that are specified in the plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner’s report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Group Contract, in all instances where the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the plan, may instruct GWL&A to debit Participant Annuity Accounts in the amount of the invoice not paid. GWL&A may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless and until the Group Contractowner provides GWL&A with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Group Contractowner may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

•   For 403(b) Plans (other than employer-sponsored plans):

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

•  For all other plans:

If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete a Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to an Investment Division by that Investment Division’s Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request. However, Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information. You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions at any time by Request.

Your Request must specify:

•	the amounts being transferred,
•	the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
•	the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, GWL&A will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a plan. The discretionary nature of our procedures creates a risk that we may treat some plans or some Participants differently than others.

Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. A plan sponsor, however, may elect to implement plan level restrictions to prevent or minimize prohibited trading by Participants. To the extent that such procedures are effective, we may not receive requests for information concerning trading activity from the Eligible Funds or requests to implement the trading restrictions above. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. Subject to applicable state law and the terms of each Group Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9th, your first Transfer will be made on April 9th (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

•  The minimum amount that can be Transferred out of an Investment Division is $100 per month.

•  You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9th, your first Transfer will be made on April 9th (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•  Your entire Variable Account Value must be included.

•  You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

•  Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

•  Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your plan.

•  Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

•  The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

•  When we receive a Request for a partial withdrawal within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

•  A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

We will process your withdrawal based on the accumulation unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences” on page __.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions" on page __.) In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences" on page __.)

Cessation of Contributions

In the future, either GWL&A or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Contractowner, as applicable, shall provide the other party written notice in accordance with the terms of the Group Contract that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:

•	Cessation Option (1):

         GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

•	Cessation Option (2):

GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.

•	Cessation Option (3):

GWL&A and the Group Contractowner will mutually agree on the specific terms of the cessation of Contributions. The terms of such cessation of Contributions will be agreed upon in writing and in accordance with applicable law.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

• If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax, or

• If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes, or

• If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

• under any of the Annuity Payment Options,

• as a lump-sum payment, or

• as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

• If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

• If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

• if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

• if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

• if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

• if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Annual Contract Maintenance Charge

• We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

• If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

• The deduction will be pro-rated between your Variable and Guaranteed Accounts.

• No refund of this charge will be made.

• The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

• This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”). The amount of the CDSC depends on the type of plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

• the amount of the total or partial withdrawal

• the amount Transferred to Other Companies; or

• the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%

Level 4: 6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance	The applicable
of the Group Contract	percentage shall be
0-1 Year	6%
2 Years	5%
3 Years	4%
4 Years	3%
5 Years	2%
6 Years	1%
7 Years	1%
More than 7 Years	0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5: No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Level 6: Contingent Deferred Sale Charge under the Amendment Rider

For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. In no event will the CDSC exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 7: Contract Termination Charge under the Amendment Rider.

For Group Contracts that have elected the Amendment Rider and GWL&A has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments or other investment charges from Plan assets under a prior investment option and the Group Contract is terminated prior to GWL&A’s recovery of any and all start-up costs, such amounts shall be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which in no event will exceed 8.5% of Contributions.

Additional Contingent Deferred Sales Charges

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your fixed annuity contract:

•

an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract	Applicable Percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC “Free Amount.”

• The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

• The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

•	size of the prospective group,
•	projected annual Contributions for all Participants in the group,
•	frequency of projected withdrawals,
•	type and frequency of administrative and sales services provided,
•	level of contract maintenance charge, administrative charge and mortality and expense risk charge,
•	type and level of communication services provided, and

•	number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Situations under which the CDSC may not Apply

Prior to the Date of Cessation, if GWL&A is the exclusive provider, the CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:

•	the Participant dies; or
•	the Participant severs employment; or
•	the Participant is entitled to a plan approved hardship or unforeseeable emergency; or
•	the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•	plan termination; or
•	the Group Contractowner elects a Contract Termination Date Due to Contract Conversion and assets are transferred to another contract offered by GWL&A; or
•

the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

1) a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or

2) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”)

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts. See “Death Benefit” for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

  •  size of the prospective group,

  •  projected annual Contributions for all Participants in the group,

  •  frequency of projected distributions,

  •  type and frequency of administrative and sales services provided, and

  •  level of contract maintenance charge, administrative charge and CDSC.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.

Restorations

Depending on the terms of your Group Contract, GWL&A may agree to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts transferred to the Group Contract from the prior investment option.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

•	A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
•	All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	The payment frequency of either 12-, 6-, 3- or 1-month intervals
•	A payment amount—a minimum of $50 is required
•	The calendar day of the month on which payments will be made
•	One payment option
•	To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
o	prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
o	select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•	You may keep the same investment options as were in force before periodic payments began.
•	Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
o	We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
o	We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Participant Annuity Account Value is zero.
•	You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
•	You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1 - Income for a specified period

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may elect.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 ½ years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the later of either:

  •  the calendar year in which the Participant attains age 70 ½; or

  •  the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant’s age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

  •  no changes can be made in the annuity form,

  •  no additional Contributions will be accepted under the Group Contract and

  •  no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

CONTRACT TERMINATION DUE TO PLAN TERMINATION

In the event that the Group Contractowner terminates its plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide GWL&A written notice in accordance with the terms of the Group Contract that the Plan Termination has occurred and that all final Contributions have been remitted to GWL&A. In addition to providing written notice of the Plan Termination, the Group Contractowner will provide any information or instructions GWL&A may require to properly comply with such notice of Plan Termination.

Unless the Group Contractowner instructs GWL&A that its plan is subject to joint and survivor or other distribution rules, or that the plan is an eligible governmental plan and the Group Contractowner instructs GWL&A to make a plan-to-plan transfer of all of the plan assets to another eligible governmental plan within the same state, GWL&A will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the plan, GWL&A will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, GWL&A will send a lump sum distribution to either the Payee or directly to an eligible retirement plan as elected by the Payee. In the absence of a Payee election, GWL&A will automatically roll Payee lump sum distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct GWL&A to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in GWL&A’s records on the date of distribution, less any outstanding charges or fees, CDSC’s, income tax withholding, Premium Taxes or other fees applicable under the terms of the Group Contract.

Unmatured Certificates at the time of the Contract Termination Due to Plan Termination will be distributed at Plan Termination.

The Group Contract will terminate once all plan assets have been distributed.

CONTRACT TERMINATION DUE TO CONTRACT CONVERSION

If provided for under the terms of the Group Contract, the Group Contractowner may declare a Contract Termination Due to Contract Conversion on its current Group Contract, which will occur at a specified future date as determined by the Group Contractowner (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and GWL&A will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by GWL&A after the Contract Termination Date will be deposited into the New Group Contract. In addition, unless otherwise agreed to by the Group Contractowner and GWL&A, on or after the Contract Termination Date, all assets previously held under the Old Group Contract will be subject to and governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will transfer to and become payable under the terms of the New Group Contract, unless the Group Contractowner and GWL&A mutually agree that different fees will apply under the New Group Contract.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) Plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $49,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension and to a SIMPLE retirement account. The total amount of elective deferrals that can be contributed to all such plans is $16,500 for 2009, adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed

•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension and a SIMPLE retirement account. The total amount of elective deferrals that can be contributed to all such plans is $16,500 for 2009, indexed for inflation in $500 increments.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

•	dies,
•	becomes disabled,
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the new Section 403(b) regulations and any other applicable law, as amended from time to time, are met.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. The maximum amount that may be contributed is $16,500 for 2009, indexed for inflation in $500 increments

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the plan’s standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying non-qualified deferred compensation plan document. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

If allowed by the employer’s plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and beneficiaries in a 403(b) Plan to directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. Recently issued IRS regulations under 403(b) of the Code establish new rules for plan to plan transfers that are applicable for taxable years beginning after December 31, 2008.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70 1/2; or

•	the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax advisor.

The Worker, Retiree, and Employer Recovery Act (the “Act”) allows participants and beneficiaries in retirement plans, such as 401(k) plans, 403(b) annuity plans and certain 457(b) plans to postpone receiving required minimum distributions (“RMDs”) for 2009. The 2009 waiver also applies to individuals who may be eligible to postpone taking their 2009 RMD until April 1, 2010 (e.g., retired employees who turned 70 ½ in 2009). However, the Act does not waive any 2008 RMD for individuals who were eligible and chose to delay taking their 2008 RMD until April 1, 2009. Any withdrawal in 2009 (that is not an RMD for 2008) may be eligible to be rolled over into another eligible retirement plan. Currently, this waiver is for the 2009 calendar year only after which the RMD requirements described above will again be applicable and must be followed beginning in 2010.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax advisor should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

(1) made to a beneficiary on or after the death of the Participant;

(2) attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);

(3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4) made to a Participant on account of separation from service after attaining age 55;

(5) properly made to an alternate payee under a qualified domestic relations order;

(6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;

(7) timely made to correct an excess aggregate contribution;

(8) timely made to reduce an excess elective deferral; or

(9)	made subject to an Internal Revenue Service levy imposed on the plan.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 ½ or,
•	within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 ½. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

•

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

•

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of GWL&A.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, contract owners (and Participants) are not the owners of the assets generating the benefits.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial

Industry Regulatory Authority, Inc. Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” on page __.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Group Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Maxim Series Fund, which are Eligible Funds under the Group Contract.  Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash.  Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about what commissions or other compensation he or she may receive in connection with your purchase of a Group Contract.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant’s or Group Contractowner’s, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To deregister the Series Account under the 1940 Act
•

To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

•	To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

•	To change the time or time of day at which a Valuation Date is deemed to have ended.

•

To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.

•	To reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and of the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans as required by accounting guidance which was adopted on December 31, 2006, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the SAI is set forth below:

1.	Custodian and Independent Registered Public Accounting Firm
2.	Underwriter
3.	Financial Statements

APPENDIX A

INVESTMENT DIVISION (1.25)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM DYNAMICS
Value at beginning of period	7.78	7.01	6.09	5.59	5.05	3.70	5.60	8.46	10.00
Value at end of period	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60	8.46
Number of accumulation units outstanding at end of period	191,888	220,943	252,800	294,460	361,315	513,982	597,242	532,951	341,994.64
AIM LARGE CAP GROWTH
Value at beginning of period	7.40	6.49	6.14	6.03	5.85	4.73	6.51	8.55	10.00
Value at end of period	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51	8.55
Number of accumulation units outstanding at end of period	64,640	70,632	96,684	118,414	163,913	232,084	292,297	423.660	290,970.96
AIM SMALL CAP GROWTH
Value at beginning of period	14.29	12.99	11.51	10.76	10.20	7.42	10.00
Value at end of period	8.64	14.29	12.99	11.51	10.76	10.20	7.42
Number of accumulation units outstanding at end of period	53,314	65,826	79,717	108,282	152,094	112,015	12,201
ALGER AMERICAN BALANCED
Value at beginning of period	13.65	12.30	11.89	11.10	10.75	9.15	10.57	10.91	11.36	10.00
Value at end of period	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57	10.91	11.36
Number of accumulation units outstanding at end of period	135,926	160,051	204,047	282,956	361,506	507,090	601,451	598,195	505,908.25	94,918.42
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	21.09	16.23	14.92	13.76	12.32	8.44	12.13	13.15	12.19	10.00
Value at end of period	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13	13.15	12.19
Number of accumulation units outstanding at end of period	695,209	787,163	798,799	906,338	1,019,546	969,663	813,721	857,730	865,700.73	126,221.16
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	19.96	19.86	16.83	16.64	14.97	12.20	13.00	11.83	10.00
Value at end of period	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00	11.83
Number of accumulation units outstanding at end of period	321,570	362,842	392,400	343,034	314,151	272,460	170,066	107,627	27,963.04
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	11.91	10.90	10.00
Value at end of period	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	14.09	11.92	9.61	8.37	7.20	5.64	7.04	8.48	10.00
Value at end of period	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04	8.48
Number of accumulation units outstanding at end of period	801,865	843,709	709,670	607,533	566,120	441,205	294,453	200,036	144,380.21
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.03
Number of accumulation units outstanding at end of period	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	11.48	11.11	10.00
Value at end of period	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	184,023	153,394	95,284

INVESTMENT DIVISION (1.25)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.24	12.12	10.58	10.51	9.93	8.12	10.00
Value at end of period	9.29	13.24	12.12	10.58	10.51	9.93	8.12
Number of accumulation units outstanding at end of period	270,428	266,493	259,727	291,626	287,370	199,655	92,533
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.97	18.92	17.15	14.85	13.02	10.26	11.46	13.23	14.35	11.69
Value at end of period	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46	13.23	14.35
Number of accumulation units outstanding at end of period	1,133,567	1,192,185	1,196,867	1,197,490	1,060,680	968,316	894,447	854,392	777,969.30	490,770.66
FIDELITY VIP GROWTH
Value at beginning of period	30.36	24.22	22.95	21.96	21.51	16.40	23.75	29.22	33.23	24.48
Value at end of period	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75	29.22	33.23
Number of accumulation units outstanding at end of period	1,975,509	2,186,929	2,509,549	2,896,522	3,372,754	3,581,269	3,686,022	3,927,000	4,063,604.45	3,970,113.12
JANUS TWENTY
Value at beginning of period	8.95	6.67	6.01	5.56	4.55	3.67	4.90	7.00	10.00
Value at end of period	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90	7.00
Number of accumulation units outstanding at end of period	517,052	577,094	668,651	814,885	975,646	1,052,302	947,397	846,459	621,528.05
JANUS WORLDWIDE
Value at beginning of period	7.44	6.89	5.92	5.66	5.43	4.43	6.06	7.96	10.00
Value at end of period	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06	7.96
Number of accumulation units outstanding at end of period	195,412	224,215	273,371	354,521	487,047	625,391	622,139	584,126	408,303.89
JENSEN
Value at beginning of period	12.26	11.60	10.33	10.63	10.00
Value at end of period	8.58	12.26	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	77,571	84,247	88,578	78,262	64,552
LEGG MASON VALUE TRUST
Value at beginning of period	13.67	14.73	14.00	13.37	12.01	8.42	10.00
Value at end of period	6.11	13.67	14.73	14.00	13.37	12.01	8.42
Number of accumulation units outstanding at end of period	279,166	410,073	480,467	538,264	524,291	347,682	95,682
MAINSTAY SMALL CAP OPPORTUNITY
Value at beginning of period	9.19	11.27	10.00
Value at end of period	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	17,190	19,255	11,416
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	18.89	17.86	15.65	14.57	12.62	9.79	12.03	12.92	14.04	11.68
Value at end of period	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03	12.92	14.04
Number of accumulation units outstanding at end of period	590,961	608,020	473,756	411,970	464,163	413,779	354,765	359,651	303,041.18	223,144.49

INVESTMENT DIVISION (1.25)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	39.19	40.17	36.54	35.78	32.27	25.21	28.61	24.52	20.92	21.12
Value at end of period	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61	24.52	20.92
Number of accumulation units outstanding at end of period	808,809	924,175	1,031,768	1,193,814	1,365,697	1,454,196	1,499,517	1,563,715	1,544,026.15	2,033,465.79
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	36.30	37.69	33.91	34.50	28.60	22.41	24.21	21.19	16.94	18.21
Value at end of period	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21	21.19	16.94
Number of accumulation units outstanding at end of period	198,701	219,354	264,867	305,994	348,781	311,678	306,805	239,752	169,805.26	141,840.01
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	29.57	28.18	21.00	18.22	15.52	11.61	14.34	16.22	16.16	12.59
Value at end of period	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34	16.22	16.16
Number of accumulation units outstanding at end of period	1,010,649	1,204,175	1,304,163	1,332,677	1,465,698	1,561,871	1,610,792	1,782,075	1,916,973.55	2,107,351.45
MAXIM BOND INDEX
Value at beginning of period	14.29	13.55	13.22	13.11	12.86	12.63	11.66	10.98	9.99	10.00
Value at end of period	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66	10.98	9.99
Number of accumulation units outstanding at end of period	448,435	429,371	445,997	498,248	497,493	477,603	547,548	176,019	65,240.25	12,077.38
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	15.77	15.13	14.22	13.81	13.08	11.90	12.13	11.94	11.42	11.04
Value at end of period	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13	11.94	11.42
Number of accumulation units outstanding at end of period	319,636	336,431	325,550	365,148	395,709	391,482	354,326	409,009	408,528.31	431,714.66
MAXIM INDEX 600
Value at beginning of period	31.61	32.27	28.52	26.98	22.43	16.44	19.64	18.80	17.27	15.63
Value at end of period	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64	18.80	17.27
Number of accumulation units outstanding at end of period	327,752	347,187	405,772	454,112	469,014	467,773	457,599	481,282	489,660.16	524,935.92
MAXIM INVESCO ADR
Value at beginning of period	27.03	25.48	20.83	18.95	16.04	12.37	14.42	17.49	19.72	16.28
Value at end of period	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42	17.49	19.72
Number of accumulation units outstanding at end of period	172,218	205,612	226,408	237,960	257,016	277,890	276,630	314,602	345,072.00	343,437.29
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	30.95	28.99	26.43	25.80	23.54	18.32	16.70	16.49	15.96	15.41
Value at end of period	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70	16.49	15.96
Number of accumulation units outstanding at end of period	501,562	568,195	583,191	591,266	669,014	746,691	758,868	771,166	829,133.50	1,005,368.97
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.02	21.61	18.54	17.70	14.67	11.06	13.10	11.60	9.49	9.66
Value at end of period	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10	11.60	9.49
Number of accumulation units outstanding at end of period	262,010	273,268	278,783	281,738	283,364	275,697	258,142	246,337	210,919.85	163,845.38
MAXIM MODERATE PROFILE I
Value at beginning of period	17.51	16.55	14.96	14.26	12.96	10.92	12.09	12.59	12.93	11.25
Value at end of period	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09	12.59	12.93
Number of accumulation units outstanding at end of period	1,757,378	1,855,514	1,855,693	1,891,083	1,877,576	1,414,644	554,920	550,894	467,845.55	479,827.82

INVESTMENT DIVISION (1.25)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.55	17.51	15.58	14.66	13.09	10.69	12.31	13.07	13.83	11.48
Value at end of period	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31	13.07	13.83
Number of accumulation units outstanding at end of period	1,113,522	1,114,055	1,040,301	1,000,633	1,006,340	899,457	750,901	642,056	559,268.52	478,876.63
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.89	15.13	13.94	13.32	12.30	10.69	11.43	11.61	11.82	11.05
Value at end of period	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43	11.61	11.82
Number of accumulation units outstanding at end of period	306,941	306,121	311,502	334,455	359,798	320,327	281,887	285,065	294,535.03	309,247.32
MAXIM MONEY MARKET
Value at beginning of period	22.73	21.98	21.28	20.97	21.04	21.15	21.12	20.61	19.68	19.01
Value at end of period	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12	20.61	19.68
Number of accumulation units outstanding at end of period	2,742,705	2,865,081	3,273,224	2,922,593	3,520,072	5,003,092	2,925,023	3,123,077	2,985,215.34	3,701.304.91
MAXIM SMALL-CAP GROWTH
Value at beginning of period	28.12	25.36	25.01	24.21	23.13	17.88	26.23	34.44	39.83	22.31
Value at end of period	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23	34.44	39.83
Number of accumulation units outstanding at end of period	474,174	548,428	684,792	885,286	1,081,960	5,211,953	1,234,858	1,313,120	1,403,141.94	1,279,850.46
MAXIM STOCK INDEX
Value at beginning of period	87.99	84.74	74.82	72.13	65.95	52.09	67.46	77.33	85.06	71.93
Value at end of period	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46	77.33	85.06
Number of accumulation units outstanding at end of period	2,189,488	2,527,736	2,936,934	3,391,399	3,909,123	4,346,739	4,641,310	5,331.785	5,905,991	6,767,826.02
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	35.73	35.04	29.79	28.97	25.50	20.55	23.94	23.85	21.39	20.94
Value at end of period	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94	23.85	21.39
Number of accumulation units outstanding at end of period	1,630,722	1,888,080	2,079,127	2,347,942	2,511,483	2,520,857	2,520,189	2,640,136	2,610,610	3,377,050.02
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	26.59	23.04	21.86	19.39	16.62	12.21	15.85	16.24	15.32	12.45
Value at end of period	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85	16.24	15.32
Number of accumulation units outstanding at end of period	637,348	681,806	771,123	807,849	823,866	759,247	616,727	624,926	583,195.94	470,150.71
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	20.18	19.19	18.62	18.45	17.98	17.75	16.37	15.48	14.18	14.31
Value at end of period	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37	15.48	14.18
Number of accumulation units outstanding at end of period	1,304,643	1,301,371	1,400,251	1,567,980	1,771,545	1,997,775	2,293,017	2,055,297	2,041,895.23	2,599,233.40
MFS CORE GROWTH
Value at beginning of period	12.46	11.01	10.50	10.49	9.97	7.93	10.00
Value at end of period	7.80	12.46	11.01	10.50	10.49	9.97	7.93
Number of accumulation units outstanding at end of period	13,697	14,737	16,098	21,094	27,748	25,361	16,125
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.02	11.59	10.91	10.56	10.04	7.85	10.00
Value at end of period	6.96	13.02	11.59	10.91	10.56	10.04	7.85
Number of accumulation units outstanding at end of period	187,574	168,434	158,882	192,715	188,216	113,836	45,222

INVESTMENT DIVISION (1.25)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER GLOBAL
Value at beginning of period	16.39	15.67	13.51	12.02	10.00
Value at end of period	9.55	16.39	15.67	13.51	12.02
Number of accumulation units outstanding at end of period	282,402	297,166	274,859	197,284	87,133
PIMCO TOTAL RETURN
Value at beginning of period	12.80	11.91	11.63	11.47	11.07	10.66	10.00
Value at end of period	13.22	12.80	11.91	11.63	11.47	11.07	10.66
Number of accumulation units outstanding at end of period	585,619	487,477	492,615	617,969	590,778	494,056	298,172
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.43	14.54	12.05	11.56	10.09	8.36	10.08	11.00	9.72	10.00
Value at end of period	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08	11.00	9.72
Number of accumulation units outstanding at end of period	59,768	71,927	86,720	87,760	69,880	58,894	39,372	44,049	53,890.54	17,679.99
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.39
Number of accumulation units outstanding at end of period	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.20
Number of accumulation units outstanding at end of period	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.23	11.94	11.91	10.00
Value at end of period	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.80
Number of accumulation units outstanding at end of period	18,287
RS EMERGING GROWTH
Value at beginning of period	6.37	5.66	5.23	5.26	4.63	3.19	5.41	7.53	10.00
Value at end of period	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41	7.53
Number of accumulation units outstanding at end of period	247,984	289,889	353,118	439,674	669,643	759,394	537,797	467,056	290,275.09
RS SELECT GROWTH
Value at beginning of period	13.33	11.87	11.13	11.45	10.00
Value at end of period	7.24	13.33	11.87	11.13	11.45
Number of accumulation units outstanding at end of period	14,900	17,473	22,335	36,707	40,784
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.00
Value at end of period	6.16
Number of accumulation units outstanding at end of period	4,407
VAN KAMPEN COMSTOCK
Value at beginning of period	10.73	11.10	10.00
Value at end of period	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	54,557	49,771	40,092

INVESTMENT DIVISION (0.95)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM DYNAMICS
Value at beginning of period	7.96	7.15	6.19	5.67	5.11	3.73	5.63	8.47	10.00
Value at end of period	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63	8.47
Number of accumulation units outstanding at end of period	9,713	23,476	32,024	41,765	67,948	102,657	118,493	159,264	90,122.19
AIM LARGE CAP GROWTH
Value at beginning of period	7.57	6.62	6.24	6.11	5.91	4.76	6.54	8.56	10.00
Value at end of period	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54	8.56
Number of accumulation units outstanding at end of period	11,497	14,762	16,562	19,791	39,082	64,042	81,240	88,846	33,594.30
AIM SMALL CAP GROWTH
Value at beginning of period	14.53	13.17	11.63	10.84	10.24	7.43	10.00
Value at end of period	8.81	14.53	13.17	11.63	10.84	10.24	7.43
Number of accumulation units outstanding at end of period	2,744	4,005	9,415	16,885	26,929	36,484	1,727
ALGER AMERICAN BALANCED
Value at beginning of period	14.00	12.58	12.13	11.29	10.90	9.25	10.64	10.96	11.37	10.00
Value at end of period	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64	10.96	11.37
Number of accumulation units outstanding at end of period	19,897	35,592	45,008	58,289	76,225	103,854	135,584	125,592	109,400.16	15,039.58
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	21.62	16.59	15.20	13.98	12.48	8.52	12.21	13.20	12.20	10.00
Value at end of period	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21	13.20	12.20
Number of accumulation units outstanding at end of period	104,666	157,413	161,494	192,952	217,886	259,232	203,757	228,470	219,146.68	13,680.57
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	20.42	20.25	17.11	16.86	15.13	12.29	13.06	11.85	10.00
Value at end of period	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06	11.85
Number of accumulation units outstanding at end of period	71,503	89,541	110,578	81,529	97,688	84,913	67,208	35,178	11,586.51
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	11.96	10.92	10.00
Value at end of period	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	14.42	12.15	9.77	8.49	7.27	5.69	7.08	8.49	10.00
Value at end of period	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08	8.49
Number of accumulation units outstanding at end of period	150,700	170,418	163,261	99,169	125,161	91,564	58,883	48,509	25,053.26
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.04
Number of accumulation units outstanding at end of period	118
DAVIS NEW YORK VENTURE
Value at beginning of period	11.52	11.12	10.00
Value at end of period	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	26,811	10,533	12,281
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.47	12.29	10.70	10.60	9.98	8.14	10.00
Value at end of period	9.48	13.47	12.29	10.70	10.60	9.98	8.14
Number of accumulation units outstanding at end of period	36,946	43,182	49,094	50,895	57,946	51,299	21,813
FIDELITY VIP CONTRAFUND
Value at beginning of period	22.58	19.39	17.52	15.13	13.22	10.39	11.57	13.32	14.40	11.70
Value at end of period	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57	13.32	14.40
Number of accumulation units outstanding at end of period	198,360	208,562	263,016	252,193	283,624	308,230	250,602	224,771	198,939.20	84,529.68
FIDELITY VIP GROWTH
Value at beginning of period	23.53	18.71	17.67	16.86	16.47	12.51	18.08	22.17	25.14	18.46
Value at end of period	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08	22.17	25.14
Number of accumulation units outstanding at end of period	347,881	470,371	596,592	692,137	1,022,347	1,390,635	1,155,035	1,223,847	1,163,198.41	727,652.01

INVESTMENT DIVISION (0.95)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period	16.53	15.22	13.00	12.40	11.94	9.72	13.18	17.16	20.54	12.59
Value at end of period	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18	17.16	20.54
Number of accumulation units outstanding at end of period	84,167	97,614	90,805	105,941	164,472	232,759	219,839	208,436	171,579.82	105,742.62
JANUS TWENTY
Value at beginning of period	9.16	6.80	6.11	5.64	4.60	3.70	4.92	7.02	10.00
Value at end of period	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92	7.02
Number of accumulation units outstanding at end of period	48,861	86,854	115,667	163,937	256,761	300,351	274,501	194,263	113,873.77
JANUS WORLDWIDE
Value at beginning of period	7.61	7.03	6.02	5.74	5.49	4.46	6.09	7.97	0.00
Value at end of period	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09	7.97
Number of accumulation units outstanding at end of period	30,206	56,869	76,465	104,871	137,168	192,743	192,992	155,095	96,439.50
JENSEN
Value at beginning of period	12.39	11.69	10.38	10.65	10.00
Value at end of period	8.70	12.39	11.69	10.38	10.65
Number of accumulation units outstanding at end of period	12,051	33,759	37,548	35,662	15,947
LEGG MASON VALUE TRUST
Value at beginning of period	13.90	14.94	14.15	13.48	12.07	8.43	10.00
Value at end of period	6.23	13.90	14.94	14.15	13.48	12.07	8.43
Number of accumulation units outstanding at end of period	22,379	35,196	52,700	84,198	113,027	80,685	24,425
MAINSTAY SMALL CAP OPPORTUNITY
Value at beginning of period	9.22	11.28	10.00
Value at end of period	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	1,986	13,980	5,135
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	19.49	18.37	16.05	14.90	12.87	9.95	12.19	13.06	14.15	11.72
Value at end of period	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19	13.06	14.15
Number of accumulation units outstanding at end of period	115,258	136,520	177,462	196,877	221,131	223,835	166,720	165,531	126,105.69	68,648.89
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	30.65	31.32	28.40	27.73	24.93	19.42	21.98	18.78	15.97	16.08
Value at end of period	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98	18.78	15.97
Number of accumulation units outstanding at end of period	205,569	248,363	290,260	342,205	474,476	545,902	544,665	589,121	574,831.38	529,521.61
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	34.05	35.25	31.62	32.08	26.51	20.71	22.30	19.47	15.52	16.63
Value at end of period	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30	19.47	15.52
Number of accumulation units outstanding at end of period	68,783	83,765	94,314	110,899	136,294	125,335	95,309	74,353	51,535.19	37,219.61
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	28.13	26.72	19.86	17.18	14.59	10.88	13.40	15.11	15.01	11.66
Value at end of period	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40	15.11	15.01
Number of accumulation units outstanding at end of period	235,977	298,921	365,143	357,452	441,413	493,274	478,007	509,371	539,441.58	492,141.77
MAXIM BOND INDEX
Value at beginning of period	14.65	13.85	13.47	13.32	13.02	12.75	11.74	11.02	10.00	10.00
Value at end of period	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74	11.02	10.00
Number of accumulation units outstanding at end of period	68,715	77,840	84,761	89,370	188,711	241,013	156,718	57,734	10,543.97	79.29
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	16.37	15.66	14.67	14.21	13.42	12.17	12.37	12.14	11.58	11.15
Value at end of period	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37	12.14	11.58
Number of accumulation units outstanding at end of period	34,167	35,019	58,633	67,219	61,350	62,437	60,105	47,547	34,795.75	12,170.50
MAXIM INDEX 600
Value at beginning of period	28.93	29.44	25.95	24.47	20.28	14.82	17.65	16.85	15.43	13.92
Value at end of period	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65	16.85	15.43
Number of accumulation units outstanding at end of period	79,407	84,733	91,659	95,299	190,285	202,952	185,217	197,788	203,257.77	173,995.43

INVESTMENT DIVISION (0.95)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM INVESCO ADR
Value at beginning of period	25.94	24.39	19.87	18.03	15.21	11.70	13.60	16.44	18.48	15.21
Value at end of period	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60	16.44	18.48
Number of accumulation units outstanding at end of period	39,914	45,889	57,813	53,209	71,949	80,506	84,497	113,759	104,087.89	70,783.74
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	26.59	24.83	22.56	21.96	19.98	15.50	14.09	13.87	13.38	12.88
Value at end of period	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09	13.87	13.38
Number of accumulation units outstanding at end of period	97,405	114,805	151,708	156,163	171,311	198,216	159,601	176,528	185,615.42	132,735.46
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.72	22.22	19.01	18.09	14.95	11.24	13.27	11.72	9.56	9.69
Value at end of period	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27	11.72	9.56
Number of accumulation units outstanding at end of period	67,079	69,441	79,269	72,077	92,902	99,214	80,248	71,311	57,078.87	32,492.98
MAXIM MODERATE PROFILE I
Value at beginning of period	18.04	17.00	15.33	14.56	13.20	11.09	12.24	12.70	13.00	11.28
Value at end of period	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24	12.70	13.00
Number of accumulation units outstanding at end of period	318,096	369,564	547,575	558,495	681,396	591,152	385,603	302,169	205,574.66	91,118.94
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.12	18.00	15.97	14.98	13.34	10.86	12.46	13.19	13.93	11.52
Value at end of period	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46	13.19	13.93
Number of accumulation units outstanding at end of period	260,851	364,302	483,884	499,548	601,114	541,884	394,948	339,921	252,330.73	163,856.44
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.32	15.48	14.22	13.55	12.48	10.81	11.53	11.67	11.85	11.04
Value at end of period	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53	11.67	11.85
Number of accumulation units outstanding at end of period	87,392	80,904	125,518	130,069	128,601	130,774	114,087	69,873	49,099.83	14,657.02
MAXIM MONEY MARKET
Value at beginning of period	13.93	13.43	12.96	12.74	12.74	12.77	12.72	12.37	11.77	11.34
Value at end of period	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72	12.37	11.77
Number of accumulation units outstanding at end of period	685,611	794,312	995,746	972,440	1,291,659	1,906,337	549,783	560,138	554,768.11	430,080.54
MAXIM SMALL-CAP GROWTH
Value at beginning of period	24.00	21.58	21.22	20.48	19.51	15.04	21.99	28.79	33.17	18.52
Value at end of period	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99	28.79	33.17
Number of accumulation units outstanding at end of period	114,513	152,122	197,098	266,288	384,107	478,525	464,900	536,016	495,178.57	335.181.31
MAXIM STOCK INDEX
Value at beginning of period	25.69	24.67	21.71	20.87	19.02	14.96	19.34	22.11	24.24	20.44
Value at end of period	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34	22.11	24.24
Number of accumulation units outstanding at end of period	1,032,678	1,218,920	1,487,470	1,763,162	2,546,880	3,006,713	3,308,532	3,559,785	3,707,280	1,877,727
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	29.77	29.11	24.68	23.92	21.00	16.87	19.59	19.46	17.40	16.99
Value at end of period	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59	19.46	17.40
Number of accumulation units outstanding at end of period	170,036	215,831	297,582	339,478	462,741	518,990	521,917	586,577	549,728.52	427,608.57
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	27.43	23.69	22.41	19.82	16.94	12.41	16.06	16.40	15.42	12.49
Value at end of period	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06	16.40	15.42
Number of accumulation units outstanding at end of period	111,281	145,650	160,461	153,301	196,827	195,636	164,759	186,267	147,864.53	93,445.15

INVESTMENT DIVISION (0.95)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	17.29	16.39	15.85	15.66	15.22	14.98	13.77	12.98	11.85	11.93
Value at end of period	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77	12.98	11.85
Number of accumulation units outstanding at end of period	164,409	176,858	195,772	275,922	381,030	481,229	487,376	429,435	369,129.68	217,847.85
MFS CORE GROWTH
Value at beginning of period	12.67	11.16	10.61	10.58	10.02	7.95	10.00
Value at end of period	7.96	12.67	11.16	10.61	10.58	10.02	7.95
Number of accumulation units outstanding at end of period	1,100	1,100	1,944	4,994	5,310	3,625	3,407
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.24	11.75	11.03	10.64	10.09	7.87	10.00
Value at end of period	7.10	13.24	11.75	11.03	10.64	10.09	7.87
Number of accumulation units outstanding at end of period	33,680	42,753	44,570	45,300	43,324	21,589	2,764
OPPENHEIMER GLOBAL
Value at beginning of period	16.56	15.78	13.57	12.04	10.00
Value at end of period	9.68	16.56	15.78	13.57	12.04
Number of accumulation units outstanding at end of period	203,808	210,583	204,852	190,244	86,130
PIMCO TOTAL RETURN
Value at beginning of period	13.02	12.08	11.75	11.56	11.13	10.67	10.00
Value at end of period	13.48	13.02	12.08	11.75	11.56	11.13	10.67
Number of accumulation units outstanding at end of period	87,746	78,206	82,146	81,115	102,205	107,642	48,750
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.80	14.86	12.28	11.75	10.22	8.44	10.15	11.04	9.73	10.00
Value at end of period	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15	11.04	9.73
Number of accumulation units outstanding at end of period	12,276	20,049	36,729	36,667	29,307	24,795	21,354	17,312	8,530.30	1,756.46
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.40
Number of accumulation units outstanding at end of period	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.21
Number of accumulation units outstanding at end of period	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.34	12.00	11.93	10.00
Value at end of period	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.81
Number of accumulation units outstanding at end of period	609
RS EMERGING GROWTH
Value at beginning of period	6.51	5.77	5.32	5.34	4.68	3.22	5.43	7.54	10.00
Value at end of period	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43	7.54
Number of accumulation units outstanding at end of period	12,595	22,607	38,198	67,121	134,557	210,557	114,711	98,736	58,620.46
RS SELECT GROWTH
Value at beginning of period	13.47	11.96	11.18	11.46	10.00
Value at end of period	7.33	13.47	11.96	11.18	11.46
Number of accumulation units outstanding at end of period	871	3,313	4,383	8,026	13,529

INVESTMENT DIVISION (0.95)	2008	2007	2006
VAN KAMPEN COMSTOCK
Value at beginning of period	10.78	11.11	10.00
Value at end of period	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	12,393	5,691	5,418

INVESTMENT DIVISION (0.75)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM DYNAMICS
Value at beginning of period	8.08	7.24	6.26	5.72	5.15	3.75	5.64	8.48	10.00
Value at end of period	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64	8.48
Number of accumulation units outstanding at end of period	11,836	16,140	16,454	16,716	24,810	35,777	53,272	34,718	13,292.47
AIM LARGE CAP GROWTH
Value at beginning of period	7.68	6.70	6.31	6.16	5.95	4.79	6.56	8.57	10.00
Value at end of period	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56	8.57
Number of accumulation units outstanding at end of period	4,748	6,785	9,663	8,600	11,867	10,952	17,313	26,790	6,938.89
AIM SMALL CAP GROWTH
Value at beginning of period	14.68	13.28	11.71	10.90	10.28	7.44	10.00
Value at end of period	8.92	14.68	13.28	11.71	10.90	10.28	7.44
Number of accumulation units outstanding at end of period	2,825	3,813	4,553	5,224	11,036	5,440	2,324
ALGER AMERICAN BALANCED
Value at beginning of period	14.24	12.76	12.28	11.41	11.00	9.31	10.69	10.98	11.38	10.00
Value at end of period	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69	10.98	11.38
Number of accumulation units outstanding at end of period	7,295	9,783	9,740	10,036	23,491	26,685	30,271	25,750	12,856.34	3,327.96
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	21.98	16.83	15.40	14.12	12.59	8.58	12.27	13.23	12.21	10.00
Value at end of period	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27	13.23	12.21
Number of accumulation units outstanding at end of period	41,944	56,310	69,782	80,178	87,833	76,145	64,663	57,979	41,598.74	4,173.07
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	20.73	20.52	17.30	17.02	15.24	12.35	13.10	11.86	10.00
Value at end of period	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10	11.86
Number of accumulation units outstanding at end of period	37,490	45,051	54,324	40,351	45,971	22,298	18,110	8,688	1,337.27
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	11.87	12.00	10.32	9.92	8.85	6.88	8.59	9.45	10.00
Value at end of period	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59	9.45
Number of accumulation units outstanding at end of period	20,711	23,616	51,264	45,337	66,202	28,639	22,142	2,206
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	11.99	10.93	10.00
Value at end of period	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	14.63	12.31	9.88	8.56	7.33	5.71	7.10	8.50	10.00
Value at end of period	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10	8.50
Number of accumulation units outstanding at end of period	64,301	83,648	80,561	54,803	59,320	40,584	33,286	14,150	2,436.41
COLUMBIA ASSET ALLOCATION
Value at beginning of period	15.40	14.21	12.81	12.11	11.10	9.28	10.59	11.75	11.98	10.72
Value at end of period	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59	11.75	11.98
Number of accumulation units outstanding at end of period	12,633	13,611	25,228	24,427	18,507	16,691	10,794	12,009	8,424.85	8,242.99
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.05
Number of accumulation units outstanding at end of period	273
DAVIS NEW YORK VENTURE
Value at beginning of period	11.56	11.13	10.00
Value at end of period	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	39,227	26,610	22,615
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.62	12.41	10.78	10.65	10.01	8.15	10.00
Value at end of period	9.60	13.62	12.41	10.78	10.65	10.01	8.15
Number of accumulation units outstanding at end of period	22,640	23,950	23,831	26,112	31,683	16,564	8,831

INVESTMENT DIVISION (0.75)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY VIP CONTRAFUND
Value at beginning of period	23.00	19.71	17.77	15.31	13.36	10.48	11.64	13.37	14.43	11.70
Value at end of period	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64	13.37	14.43
Number of accumulation units outstanding at end of period	128,938	156,525	136,211	121,030	114,702	77,938	70,602	60,167	35,037.54	19,034.82
FIDELITY VIP GROWTH
Value at beginning of period	19.43	15.42	14.54	13.84	13.49	10.23	14.75	18.05	20.43	14.98
Value at end of period	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75	18.05	20.43
Number of accumulation units outstanding at end of period	361,533	471,132	551,478	616,601	866,427	927,891	948,538	945,946	914,067.65	755,950.03
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	9.32	8.41	7.88	7.18	6.40	4.69	6.70	8.50	10.00
Value at end of period	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70	8.50
Number of accumulation units outstanding at end of period	13,103	13,564	13,637	19,978	14,767	38,458	14,465	7,384	106.52
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period	14.16	13.01	11.09	10.55	10.15	8.25	11.15	14.49	17.31	10.65
Value at end of period	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15	14.49	17.31
Number of accumulation units outstanding at end of period	43,852	51,675	50,169	72,491	117,920	172,557	185,722	193,107	209,494.46	123,401.32
JANUS FUND
Value at beginning of period	7.95	6.95	6.33	6.14	5.91	4.52	6.28	8.57	10.00
Value at end of period	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28	8.57
Number of accumulation units at end of period	10,458	9,554	13,656	18,078	22,982	22,562	60,777	15,053	39.50
JANUS TWENTY
Value at beginning of period	9.30	6.89	6.18	5.69	4.63	3.72	4.93	7.02	10.00
Value at end of period	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93	7.02
Number of accumulation units outstanding at end of period	45,474	53,693	66,197	36,246	53,446	43,809	50,147	49,241	36,576.13
JANUS WORLDWIDE
Value at beginning of period	7.72	7.12	6.09	5.79	5.53	4.49	6.11	7.98	10.00
Value at end of period	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11	7.98
Number of accumulation units outstanding at end of period	17,319	22,544	28,333	41,232	63,954	38,280	40,551	36,445	15,875.85
JENSEN
Value at beginning of period	12.47	11.74	10.40	10.66	10.00
Value at end of period	8.77	12.47	11.74	10.40	10.66
Number of accumulation units outstanding at end of period	16,075	21,600	17,823	6,955	4,436
LEGG MASON VALUE TRUST
Value at beginning of period	14.06	15.07	14.25	13.55	12.11	8.44	10.00
Value at end of period	6.31	14.06	15.07	14.25	13.55	12.11	8.44
Number of accumulation units outstanding at end of period	12,345	26,826	25,130	24,798	28,472	16,409	1,801
MAINSTAY SMALL CAP OPPORTUNITY
Value at beginning of period	9.25	11.29	10.00
Value at end of period	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	2,111	10,512	4,316
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	19.89	18.71	16.32	15.11	13.03	10.05	12.29	13.14	14.21	11.75
Value at end of period	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29	13.14	14.21
Number of accumulation units outstanding at end of period	207,533	207,028	183,786	148,959	180,884	168,430	165,055	140,600	97,470.17	63,448.45
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	28.34	28.90	26.16	25.49	22.87	17.78	20.08	17.12	14.53	14.60
Value at end of period	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08	17.12	14.53
Number of accumulation units outstanding at end of period	105,745	153,823	233,154	239,908	298,286	317,797	361,232	353,595	319,880.59	328,339.05

INVESTMENT DIVISION (0.75)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	26.46	27.34	24.48	24.78	20.44	15.93	17.13	14.92	11.87	12.69
Value at end of period	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13	14.92	11.87
Number of accumulation units outstanding at end of period	32,457	41,909	55,168	51,810	67,078	70.222	63,011	40,779	30,317.16	26,816.01
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	21.81	20.68	15.34	13.24	11.22	8.35	10.27	11.55	11.45	8.88
Value at end of period	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27	11.55	11.45
Number of accumulation units outstanding at end of period	118,734	147,122	155,472	137,759	171,310	170,190	191,097	194,421	174,161.75	180,091.70
MAXIM BOND INDEX
Value at beginning of period	14.89	14.05	13.64	13.46	13.13	12.84	11.79	11.05	10.00	10.00
Value at end of period	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79	11.05	10.00
Number of accumulation units outstanding at end of period	40,919	47,712	56,517	61,255	70,146	49,972	32,896	10,427	1,128.60	249.52
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	16.62	15.86	14.84	14.34	13.51	12.23	12.40	12.15	11.56	11.11
Value at end of period	14.23	16.62	15.86	14.836	14.34	13.51	12.23	12.40	12.15	11.56
Number of accumulation units outstanding at end of period	86,321	96,280	95,776	114,118	108,153	156,510	214,143	168,345	177,717.84	342,028.29
MAXIM INDEX 600
Value at beginning of period	23.01	23.38	20.56	19.35	16.01	11.68	13.88	13.22	12.08	10.88
Value at end of period	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88	13.22	12.08
Number of accumulation units outstanding at end of period	79,333	100,226	139,838	158,241	184,812	178.778	195,732	179,104	165,315.68	175,765.02
MAXIM INVESCO ADR
Value at beginning of period	19.09	17.91	14.56	13.18	11.10	8.52	9.88	11.93	13.38	10.99
Value at end of period	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88	11.93	13.38
Number of accumulation units outstanding at end of period	113,941	149,667	200,195	210,380	261,835	318,742	323,340	304,754	275,937.25	280,188.56
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	22.75	21.20	19.23	18.68	16.96	13.13	11.91	11.70	11.27	10.83
Value at end of period	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91	11.70	11.27
Number of accumulation units outstanding at end of period	123,841	138,622	119,873	99,503	125,048	219,830	206,726	181,118	188,987.82	189,311.10
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	23.20	22.64	19.33	18.36	15.14	11.36	13.39	11.80	9.61	9.72
Value at end of period	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39	11.80	9.61
Number of accumulation units outstanding at end of period	56,761	67,385	101,081	110,290	116,531	66,125	66,711	42,827	32,627.82	19,064.83
MAXIM MODERATE PROFILE I
Value at beginning of period	18.44	17.35	15.61	14.79	13.39	11.22	12.36	12.80	13.08	11.32
Value at end of period	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36	12.80	13.08
Number of accumulation units outstanding at end of period	561,109	633,420	492,288	422,231	541,619	527,862	488,310	442,197	378,015.86	347,108.62
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.53	18.35	16.24	15.20	13.51	10.98	12.58	13.29	14.00	11.55
Value at end of period	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58	13.29	14.00
Number of accumulation units outstanding at end of period	539,430	619,890	528,140	426,405	449,591	416,798	406,095	320,829	233,517.97	207,585.59

INVESTMENT DIVISION (0.75)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.74	15.85	14.53	13.82	12.70	10.98	11.68	11.80	11.96	11.12
Value at end of period	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68	11.80	11.96
Number of accumulation units outstanding at end of period	178,014	202,746	217,224	237,521	260,842	306,567	309,067	336,687	345,938.20	383,124.12
MAXIM MONEY MARKET
Value at beginning of period	13.38	12.88	12.40	12.17	12.14	12.15	12.07	11.72	11.13	10.70
Value at end of period	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07	11.72	11.13
Number of accumulation units outstanding at end of period	850,522	1,029,740	1,156,346	935,740	1,255,609	1,466,890	1,219,314	1,450,131	1,594,293.70	2,059,542.36
MAXIM SMALL-CAP GROWTH
Value at beginning of period	17.12	15.36	15.08	14.52	13.80	10.62	15.50	20.24	23.28	12.97
Value at end of period	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50	20.24	23.28
Number of accumulation units outstanding at end of period	127,933	164,570	205,765	249,725	396,176	424,713	428,582	430,489	456,661.36	396,589.37
MAXIM STOCK INDEX
Value at beginning of period	17.63	16.90	14.84	14.24	12.95	10.16	13.12	14.96	16.37	13.78
Value at end of period	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12	14.96	16.37
Number of accumulation units outstanding at end of period	990,897	1,255,492	1,549,039	1,710,224	2,321,101	3,076,632	3,503,273	3,767,774	3,979,926.80	3,812,823.63
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	21.49	20.97	17.74	17.17	15.04	12.06	13.97	13.85	12.36	12.04
Value at end of period	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97	13.85	12.36
Number of accumulation units outstanding at end of period	274,874	417,837	487,308	516,348	654,772	612,770	616,083	573,008	519,589.86	625,382.39
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	28.00	24.14	22.78	20.11	17.16	12.54	16.20	16.51	15.49	12.53
Value at end of period	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20	16.51	15.49
Number of accumulation units outstanding at end of period	85,901	101,555	108,837	118,517	143,135	109,705	101,535	91,020	86,437.80	51,474.65
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	16.44	15.55	15.01	14.80	14.35	14.10	12.94	12.17	11.09	11.14
Value at end of period	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94	12.17	11.09
Number of accumulation units outstanding at end of period	57,165	82,037	186,205	184,996	226,093	337,416	357,996	327,141	303,867.58	350,532.03
MFS CORE GROWTH
Value at beginning of period	12.81	11.27	10.69	10.63	10.05	7.96	10.00
Value at end of period	8.07	12.81	11.27	10.69	10.63	10.05	7.96
Number of accumulation units outstanding at end of period	841	6,976	6,870	6,749	6,784	7,976	1,105
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.39	11.86	11.11	10.70	10.12	7.88	10.00
Value at end of period	7.19	13.39	11.86	11.11	10.70	10.12	7.88
Number of accumulation units outstanding at end of period	33,023	38,932	31,322	28,212	27,284	5,738	2,436
OPPENHEIMER GLOBAL
Value at beginning of period	16.67	15.85	13.61	12.05	10.00
Value at end of period	9.76	16.67	15.85	13.61	12.05
Number of accumulation units outstanding at end of period	62,712	54,572	50,909	28,995	14,657

INVESTMENT DIVISION (0.75)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIMCO TOTAL RETURN
Value at beginning of period	13.17	12.19	11.84	11.62	11.16	10.68	10.00
Value at end of period	13.66	13.17	12.19	11.84	11.62	11.16	10.68
Number of accumulation units outstanding at end of period	66,295	48,489	58,817	62,785	55,454	29,997	13,490
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.99	15.03	12.40	11.84	10.28	8.47	10.16	11.03	9.74	10.00
Value at end of period	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16	11.03	9.74
Number of accumulation units outstanding at end of period	11,051	13,806	13,866	13,130	13,768	10,108	9,593	6,589	1,869.22	1,471.60
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.41
Number of accumulation units outstanding at end of period	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.22
Number of accumulation units outstanding at end of period	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.41	12.04	11.95	10.00
Value at end of period	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.82
Number of accumulation units outstanding at end of period	8,915
RS EMERGING GROWTH
Value at beginning of period	6.61	5.85	5.38	5.39	4.71	3.24	5.45	7.55	10.00
Value at end of period	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45	7.55
Number of accumulation units outstanding at end of period	7,859	7,094	10,554	12,271	36,199	34,730	20,154	24,378	9,391.15
RS SELECT GROWTH
Value at beginning of period	13.56	12.02	11.21	11.47	10.00
Value at end of period	7.40	13.56	12.02	11.21	11.47
Number of accumulation units outstanding at end of period	2,382	3,988	4,505	5,069	9,173
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.00
Value at end of period	6.18
Number of accumulation units outstanding at end of period	1,345
VAN KAMPEN COMSTOCK
Value at beginning of period	10.81	11.12	10.00
Value at end of period	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	9,804	4,800	14,194

INVESTMENT DIVISION (0.65)	2008	2007	2006	2005	2004	2003	2002	2001	2000
ARTISAN INTERNATIONAL
Value at beginning of period	14.75	12.40	9.94	8.60	7.35	5.73	7.11	8.51	10.00
Value at end of period	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11	8.51
Number of accumulation units outstanding at end of period	322	322	728	196	------	------	------	------	------
FIDELITY VIP CONTRAFUND
Value at beginning of period	16.54	14.16	12.76	10.98	9.57	7.50	8.33	9.57	10.00
Value at end of period	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33	9.57
Number of accumulation units outstanding at end of period	134	134	134	134	134	134	134	134	133.86
FIDELITY VIP GROWTH
Value at beginning of period	9.65	7.65	7.21	6.86	6.67	5.06	7.28	8.90	10.00
Value at end of period	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28	8.90
Number of accumulation units outstanding at end of period	2,039	2,039	2,039	2,787	2,915	2,915	3,307	3,321	4,540.67
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	14.94	14.04	12.23	11.32	9.75	7.51	9.18	9.80	10.00
Value at end of period	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18	9.80
Number of accumulation units outstanding at end of period	176	176	176	176	176	176	176	176	346.13
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	20.00	20.38	18.43	17.94	16.08	12.49	14.09	12.00	10.00
Value at end of period	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09	12.00
Number of accumulation units outstanding at end of period	538	538	538	538	538	538	545	545	902.72
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	22.42	23.14	20.69	20.93	17.24	13.43	14.42	12.55	10.00
Value at end of period	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42	12.55
Number of accumulation units outstanding at end of period	1,413	1,413	1,413	1,413	1,413	1,413	1,413	1,413	1,441.16
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	19.26	18.25	13.52	11.66	9.87	7.34	9.01	10.13	10.00
Value at end of period	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01	10.13
Number of accumulation units outstanding at end of period	1,761	1,761	1,761	1,870	1,653	1,613	1,571	1,525	1,957.79
MAXIM INDEX 600
Value at beginning of period	18.72	18.99	16.69	15.69	12.97	9.45	11.22	10.67	10.00
Value at end of period	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22	10.67
Number of accumulation units outstanding at end of period	617	617	617	723	617	617	841	841	1,054.41
MAXIM INVESCO ADR
Value at beginning of period	15.62	14.64	11.89	10.75	9.05	6.94	8.04	9.69	10.00
Value at end of period	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04	9.69
Number of accumulation units outstanding at end of period	872	872	872	1,212	1,212	1,212	1,331	1,340	1,844.47
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	20.32	18.92	17.14	16.63	15.08	11.67	10.57	10.37	10.00
Value at end of period	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57	10.37
Number of accumulation units outstanding at end of period	212	212	212	212	212	212	212	228	228.23
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.43	21.87	18.68	17.70	14.58	10.93	12.87	11.33	10.00
Value at end of period	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87	11.33
Number of accumulation units outstanding at end of period	101	101	101	101	101	101	128	128	128.36

INVESTMENT DIVISION (0.65)	2008	2007	2006	2005	2004	2003	2002	2001	2000
MAXIM MONEY MARKET
Value at beginning of period	11.90	11.44	11.01	10.79	10.75	10.75	10.65	10.35	10.00
Value at end of period	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65	10.35
Number of accumulation units outstanding at end of period	2,871	2,871	2,392	2,305	2,702	2,702	417	85	85.30
MAXIM SMALL-CAP GROWTH
Value at beginning of period	8.08	7.24	7.10	6.83	6.49	4.99	7.27	9.49	10.00
Value at end of period	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27	9.49
Number of accumulation units outstanding at end of period	3,600	3,600	3,600	3,334	3,820	3,820	3,820	3,856	4,206.33
MAXIM STOCK INDEX
Value at beginning of period	10.91	10.44	9.16	8.78	7.98	6.26	8.07	9.19	10.00
Value at end of period	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07	9.19
Number of accumulation units outstanding at end of period	4,342	4,342	4,342	4,325	4,251	4,128	4,001	4,393	8,977.40
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	17.07	16.64	14.06	13.59	11.89	9.53	11.03	10.92	10.00
Value at end of period	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03	10.92
Number of accumulation units outstanding at end of period	1,516	1,516	1,516	1,516	1,516	1,516	1,534	1,550	1,644.45
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	17.50	15.07	14.21	12.53	10.68	7.80	10.07	10.25	10.00
Value at end of period	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07	10.25
Number of accumulation units outstanding at end of period	143	143	143	515	515	515	615	615	615.21
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.94	14.12	13.62	13.42	13.00	12.75	11.69	10.99	10.00
Value at end of period	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69	10.99
Number of accumulation units outstanding at end of period	357	357	357	357	357	357	357	357	357.38

INVESTMENT DIVISION (0.55)	2008	2008	2007	2005	2004	2003	2002	2001	2000	1999
AIM DYNAMICS
Value at beginning of period	8.20	7.34	6.33	5.77	5.18	3.77	5.66	8.49	10.00
Value at end of period	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66	8.49
Number of accumulation units outstanding at end of period	11,861	33,226	25,099	20,547	16,573	20,701	21,751	17,556	17,153.05
AIM LARGE CAP GROWTH
Value at beginning of period	7.80	6.79	6.38	6.22	6.00	4.81	6.58	8.58	10.00
Value at end of period	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58	8.58
Number of accumulation units outstanding at end of period	9,717	9,915	10,375	19,619	22,215	23,856	23,175	24,965	5,048.31
AIM SMALL CAP GROWTH
Value at beginning of period	14.86	13.41	11.80	10.95	10.31	7.45	10.00
Value at end of period	9.05	14.86	13.41	11.80	10.95	10.31	7.45
Number of accumulation units outstanding at end of period	2,016	4,652	5,723	13,660	17,006	8,443	2,247
ALGER AMERICAN BALANCED
Value at beginning of period	14.47	12.95	12.44	11.53	11.09	9.37	10.74	11.01	11.39	10.00
Value at end of period	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74	11.01	11.39
Number of accumulation units outstanding at end of period	2,687	2,339	8,547	14,147	7,220	7,197	6,592	10,322	5,064.04	3,334.40
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	22.34	17.08	15.59	14.27	12.70	8.64	12.33	13.26	12.21	10.00
Value at end of period	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33	13.26	12.21
Number of accumulation units outstanding at end of period	39,280	40,426	62,569	67,889	64,022	49,987	30,204	50,488	50,676.45	2,819.93
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	21.04	20.79	17.50	17.17	15.34	12.42	13.14	11.87	10.00
Value at end of period	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14	11.87
Number of accumulation units outstanding at end of period	16,445	30,742	47,787	48,672	30,600	31,769	13,045	14,329	7.61
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	12.02	10.93	10.00
Value at end of period	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	14.86	12.48	9.99	8.64	7.38	5.74	7.12	8.51	10.00
Value at end of period	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12	8.51
Number of accumulation units outstanding at end of period	64,611	82,622	77,393	61,213	38,978	21,105	7,588	5,267	1,005.81
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.05
Number of accumulation units outstanding at end of period	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	11.59	11.14	10.00
Value at end of period	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	21,430	10,053	15,191
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.77	12.52	10.85	10.71	10.04	8.16	10.00
Value at end of period	9.73	13.77	12.52	10.85	10.71	10.04	8.16
Number of accumulation units outstanding at end of period	17,404	15,487	19,140	28,022	21,110	15,242	3,191
FIDELITY VIP CONTRAFUND
Value at beginning of period	23.42	20.03	18.03	15.50	13.50	10.56	11.72	13.43	14.46	11.70
Value at end of period	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72	13.43	14.46
Number of accumulation units outstanding at end of period	32,085	48,260	67,660	82,505	77,486	43,416	37,904	35,737	18,743.50	24,132.61

INVESTMENT DIVISION (0.55)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY VIP GROWTH
Value at beginning of period	22.50	17.82	16.77	15.94	15.50	11.73	16.88	20.62	23.29	17.04
Value at end of period	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88	20.62	23.29
Number of accumulation units outstanding at end of period	132,026	148,801	211,429	259,546	476,985	225,299	274,724	312,757	272,931.05	279,463.28
JANUS TWENTY
Value at beginning of period	9.44	6.98	6.25	5.74	4.66	3.74	4.95	7.03	10.00
Value at end of period	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95	7.03
Number of accumulation units outstanding at end of period	23,555	24,281	28,213	39,806	41,994	39,894	31,903	50,805	40,607.78
JANUS WORLDWIDE
Value at beginning of period	7.84	7.22	6.15	5.85	5.57	4.51	6.13	7.99	10.00
Value at end of period	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13	7.99
Number of accumulation units outstanding at end of period	8,742	14,246	17,989	29,797	39,180	43,909	39,683	45,126	33,577.02
JENSEN
Value at beginning of period	12.56	11.80	10.43	10.67	10.00
Value at end of period	8.85	12.56	11.80	10.43	10.67
Number of accumulation units outstanding at end of period	6,106	3,389	4,524	3,647	2,082
LEGG MASON VALUE TRUST
Value at beginning of period	14.22	15.22	14.36	13.62	12.15	8.45	10.00
Value at end of period	6.40	14.22	15.22	14.36	13.62	12.15	8.45
Number of accumulation units outstanding at end of period	2,419	7,921	14,309	25,102	34,992	27,278	7,293
MAINSTAY SMALL CAP OPPORTUNITY
Value at beginning of period	9.28	11.30	10.00
Value at end of period	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	657	871	936
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	20.32	19.07	16.60	15.34	13.20	10.16	12.41	13.23	14.28	11.79
Value at end of period	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41	13.23	14.28
Number of accumulation units outstanding at end of period	57,271	100,213	163,145	153,819	167,632	106,837	47,183	29,171	24,789.73	25,571.23
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	29.52	30.05	27.14	26.40	23.64	18.34	20.67	17.59	14.90	14.94
Value at end of period	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67	17.59	14.90
Number of accumulation units outstanding at end of period	36,708	61,802	91,634	118,973	122,511	116,779	100,994	82,325	53,330.80	58,898.13
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	29.07	29.97	26.78	27.06	22.27	17.32	18.59	16.16	12.83	13.69
Value at end of period	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59	16.16	12.83
Number of accumulation units outstanding at end of period	12,004	20,459	26,012	41,846	61,107	27,065	27,796	25,012	12,922.77	7,616.79
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	23.96	22.67	16.78	14.46	12.23	9.09	11.14	12.51	12.38	9.58
Value at end of period	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14	12.51	12.38
Number of accumulation units outstanding at end of period	43,620	102,426	148,980	130,922	136,107	101,034	70,258	78,124	61,199.98	57,822.77
MAXIM BOND INDEX
Value at beginning of period	15.14	14.26	13.81	13.60	13.25	12.92	11.84	11.08	10.01	10.00
Value at end of period	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84	11.08	10.01
Number of accumulation units outstanding at end of period	37,380	49,315	61,568	42,381	55,535	16,903	8,651	1,633	38.77	0.50
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	16.96	16.16	15.07	14.55	13.68	12.35	12.51	12.23	11.61	11.14
Value at end of period	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51	12.23	11.61
Number of accumulation units outstanding at end of period	7,343	9,478	17,205	21,545	28,104	12,529	5,105	5,762	3,983.71	1,880.81
MAXIM INDEX 600
Value at beginning of period	25.36	25.71	22.57	21.20	17.50	12.74	15.11	14.36	13.10	11.78
Value at end of period	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11	14.36	13.10
Number of accumulation units outstanding at end of period	26,497	28,550	51,476	34,998	39,764	32,357	436	35,797	23,270.47	22,323.57

INVESTMENT DIVISION (0.55)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM INVESCO ADR
Value at beginning of period	21.69	20.31	16.48	14.89	12.52	9.58	11.10	13.37	14.96	12.26
Value at end of period	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10	13.37	14.96
Number of accumulation units outstanding at end of period	28,348	26,231	57,858	52,486	146,974	51,005	52,686	30,391	25,346.90	29,709.85
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	24.67	22.95	20.77	20.13	18.24	14.10	12.76	12.51	12.03	11/53
Value at end of period	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76	12.51	12.03
Number of accumulation units outstanding at end of period	23,744	37,028	59,398	68,903	138,801	49,586	26,821	20,820	12,457.72	11,524.60
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	23.68	23.07	19.65	18.63	15.33	11.48	13.50	11.88	9.65	9.74
Value at end of period	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50	11.88	9.65
Number of accumulation units outstanding at end of period	15,810	29,221	27,134	31,379	35,461	21,845	12,585	16,358	16,730.71	8,763.18
MAXIM MODERATE PROFILE I
Value at beginning of period	18.83	17.67	15.87	15.01	13.56	11.34	12.47	12.89	13.14	11.35
Value at end of period	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47	12.89	13.14
Number of accumulation units outstanding at end of period	78,263	144,038	244,860	280,295	308,407	94,122	23,568	11,706	8,601.84	6,109.16
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.94	18.69	16.52	15.43	13.68	11.10	12.69	13.37	14.06	11.58
Value at end of period	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69	13.37	14.06
Number of accumulation units outstanding at end of period	83,079	116,266	267,737	288,134	261,690	112,259	36,264	11,199	9,336.00	9,781.57
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.06	16.13	14.75	14.00	12.84	11.08	11.77	11.88	12.01	11.15
Value at end of period	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77	11.88	12.01
Number of accumulation units outstanding at end of period	17,660	32,464	50,831	52,574	88,077	32,336	17,425	6,188	5,105.21	2,199.42
MAXIM MONEY MARKET
Value at beginning of period	13.94	13.38	12.87	12.60	12.55	12.53	12.42	12.04	11.41	10.95
Value at end of period	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42	12.04	11.41
Number of accumulation units outstanding at end of period	322,508	363,996	516,032	508,435	640,300	677,625	536,548	634,168	620,762.79	708,987.52
MAXIM SMALL-CAP GROWTH
Value at beginning of period	18.55	16.62	16.27	15.64	14.84	11.39	16.59	21.63	24.83	13.81
Value at end of period	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59	21.63	24.83
Number of accumulation units outstanding at end of period	41,334	51,692	114,666	118,880	113,570	109,434	127,029	150,777	128,855.07	117,175.80
MAXIM STOCK INDEX
Value at beginning of period	21.60	20.66	18.11	17.34	15.74	12.33	15.88	18.08	19.74	16.58
Value at end of period	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88	18.08	19.74
Number of accumulation units outstanding at end of period	367,562	477,678	702,496	727,517	941,921	703,987	785,241	848,996	656,870.48	610,676.95
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	25.22	24.56	20.73	20.02	17.50	14.01	16.20	16.02	14.27	13.88
Value at end of period	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20	16.02	14.27
Number of accumulation units outstanding at end of period	68,639	71,933	130,292	171,260	143,402	127,505	144,671	129,359	103,224.91	132,978.09
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	28.58	24.59	23.16	20.41	17.37	12.68	16.34	16.62	15.56	12.56
Value at end of period	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34	16.62	15.56
Number of accumulation units outstanding at end of period	31,599	41,006	54,306	57,150	44,668	27,150	26,316	28,999	23,285.28	13,098.81
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	17.01	16.06	15.48	15.23	14.74	14.45	13.23	12.42	11.30	11.33
Value at end of period	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23	12.42	11.30
Number of accumulation units outstanding at end of period	39,672	58,820	117,090	84,847	112,238	54,909	50,914	51,447	20,389.60	19,724.89

INVESTMENT DIVISION (0.55)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MFS CORE GROWTH
Value at beginning of period	12.96	11.37	10.76	10.69	10.09	7.97	10.00
Value at end of period	8.17	12.96	11.37	10.76	10.69	10.09	7.97
Number of accumulation units outstanding at end of period	143	246	250	488	3,177	747	2,902
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.54	11.97	11.20	10.75	10.16	7.89	10.00
Value at end of period	7.29	13.54	11.97	11.20	10.75	10.16	7.89
Number of accumulation units outstanding at end of period	6,993	14,156	14,006	11,904	10,804	2,241	776
OPPENHEIMER GLOBAL
Value at beginning of period	16.79	15.93	13.65	12.06	10.00
Value at end of period	9.85	16.79	15.93	13.65	12.06
Number of accumulation units outstanding at end of period	24,315	19,376	19,143	22,742	9,000
PIMCO TOTAL RETURN
Value at beginning of period	13.31	12.30	11.93	11.68	11.20	10.69	10.00
Value at end of period	13.84	13.31	12.30	11.93	11.68	11.20	10.69
Number of accumulation units outstanding at end of period	67,419	55,720	101,503	73,218	48,758	16,184	12,051
PIONEER EQUITY INCOME VCT
Value at beginning of period	15.30	15.30	12.60	12.00	10.40	8.55	10.25	11.10	9.74	10.00
Value at end of period	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25	11.10	9.74
Number of accumulation units outstanding at end of period	4,908	13,519	10,516	8,232	4,198	2,170	311	7,012	5,138.56	270.05
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.42
Number of accumulation units outstanding at end of period	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.23
Number of accumulation units outstanding at end of period	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.48	12.08	11.86	10.00
Value at end of period	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.83
Number of accumulation units outstanding at end of period	1,035
RS EMERGING GROWTH
Value at beginning of period	6.71	5.92	5.44	5.44	4.75	3.25	5.47	7.56	10.00
Value at end of period	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47	7.56
Number of accumulation units outstanding at end of period	19,869	14,801	16,567	27,620	49,631	37,111	38,037	23,734	2,705.56
RS SELECT GROWTH
Value at beginning of period	13.66	12.08	11.24	11.48	10.00
Value at end of period	7.47	13.66	12.08	11.24	11.48
Number of accumulation units outstanding at end of period	1,718	797	1,082	2,882	4,750
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.00
Value at end of period	6.19
Number of accumulation units outstanding at end of period	9

INVESTMENT DIVISION (0.55)	2008	2007	2006
VAN KAMPEN COMSTOCK
Value at beginning of period	10.84	11.13	10.00
Value at end of period	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	3,999	5,176	1,416

INVESTMENT DIVISION (0.45)	2008	2007	2006	2005
AIM DYNAMICS
Value at beginning of period	13.33	11.92	10.27	10.00
Value at end of period	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	1,022	0	1,573	1,625
AIM LARGE CAP GROWTH
Value at beginning of period	12.68	11.03	10.35	10.00
Value at end of period	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	0	0	381	351
AIM SMALL CAP GROWTH
Value at beginning of period	12.93	11.66	10.25	10.00
Value at end of period	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	169	0	1,328	1,374
ALGER AMERICAN BALANCED
Value at beginning of period	11.92	10.66	10.22	10.00
Value at end of period	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	1,096	0	4,470	5,294
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	14.66	11.19	10.21	10.00
Value at end of period	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	7,850	0	13,494	10,975
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	12.07	11.91	10.02	10.00
Value at end of period	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	17,726	0	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	12.04	10.94	10.00
Value at end of period	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	7,852	0	882
ARTISAN INTERNATIONAL
Value at beginning of period	16.07	13.48	10.78	10.00
Value at end of period	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	13,382	0	10,703	7,256
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.06
Number of accumulation units outstanding at end of period	614
DAVIS NEW YORK VENTURE
Value at beginning of period	11.61	11.14	10.00
Value at end of period	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	5,291	0	1,950
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.89	11.71	10.14	10.00
Value at end of period	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	3,284	0	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	13.76	11.75	10.57	10.00
Value at end of period	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	21,034	0	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	13.88	10.98	10.33	10.00
Value at end of period	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	61,141	0	104,810	110,233

INVESTMENT DIVISION (0.45)	2008	2007	2006	2005
JANUS TWENTY
Value at beginning of period	15.53	11.47	10.26	10.00
Value at end of period	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	0	0	2,267	2,368
JANUS WORLDWIDE
Value at beginning of period	13.19	12.13	10.34	10.00
Value at end of period	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	678	0	5,515	5,672
JENSEN
Value at beginning of period	12.17	11.43	10.09	10.00
Value at end of period	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	1,733	0	820	527
LEGG MASON VALUE TRUST
Value at beginning of period	10.60	11.33	10.68	10.00
Value at end of period	4.77	10.60	11.33	10.68
Number of accumulation units outstanding at end of period	2,040	0	7,110	5,417
MAINSTAY SMALL CAP OPPORTUNITY FUND
Value at beginning of period	9.29	11.30	10.00
Value at end of period	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	0	0	2,396
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	12.67	11.88	10.33	10.00
Value at end of period	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	21,178	0	19,249	13,236
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	11.03	11.22	10.12	10.00
Value at end of period	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	18,258	0	65,705	67,963
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	10.55	10.87	9.70	10.00
Value at end of period	5.68	10.55	10.87	9.70
Number of accumulation units outstanding at end of period	12,072	0	13,438	13,849
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	15.24	14.40	10.65	10.00
Value at end of period	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	26,319	0	21,818	21,102
MAXIM BOND INDEX
Value at beginning of period	10.96	10.32	9.99	10.00
Value at end of period	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	11,406	0	6,101	7,767
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	11.42	10.87	10.13	10.00
Value at end of period	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	2,726	0	7,793	6,116
MAXIM INDEX 600
Value at beginning of period	11.35	11.50	10.08	10.00
Value at end of period	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	13,313	0	19,787	16,932
MAXIM INVESCO ADR
Value at beginning of period	13.82	12.93	10.48	10.00
Value at end of period	8.23	13.82	12.93	10.48
Number of accumulation units outstanding at end of period	5,375	0	17,200	18,223

INVESTMENT DIVISION (0.45)	2008	2007	2006	2005
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	11.91	11.07	10.01	10.00
Value at end of period	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	15,938	0	28,154	26,357
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	12.28	11.96	10.18	10.00
Value at end of period	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	14,046	0	6,400	6,246
MAXIM MODERATE PROFILE I
Value at beginning of period	12.17	11.41	10.24	10.00
Value at end of period	9.29	12.17	11.41	10.24
Number of accumulation units outstanding at end of period	41,294	0	161,037	139,361
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.46	11.67	10.30	10.00
Value at end of period	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	89,340	0	114,783	68,943
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	11.83	11.17	10.21	10.00
Value at end of period	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	6,892	0	34,892	27,554
MAXIM MONEY MARKET
Value at beginning of period	10.95	10.50	10.09	10.00
Value at end of period	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	27,031	0	106,408	84,944
MAXIM SMALL-CAP GROWTH
Value at beginning of period	11.85	10.60	10.38	10.00
Value at end of period	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	4,415	0	33,951	42,480
MAXIM STOCK INDEX
Value at beginning of period	12.20	11.66	10.21	10.00
Value at end of period	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	74,750	0	145,235	141,808
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	12.28	11.95	10.08	10.00
Value at end of period	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	15,074	0	88,602	100,287
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	13.03	11.20	10.54	10.00
Value at end of period	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	30,335	0	32,037	26,973
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	11.02	10.40	10.01	10.00
Value at end of period	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	17,734	0	25,006	19,184

INVESTMENT DIVISION (0.45)	2008	2007	2006	2005
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	12.57	11.10	10.37	10.00
Value at end of period	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	5,042	0	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	12.97	12.29	10.52	10.00
Value at end of period	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	14,712	0	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	11.15	10.29	9.96	10.00
Value at end of period	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	17,414	0	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	12.23	12.22	10.05	10.00
Value at end of period	8.47	12.23	12.22	10.05
Number of accumulation units outstanding at end of period	362	0	4,608	3,970
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	11.72	10.49	10.38	10.00
Value at end of period	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	5,792	0	10,770	4,895
RS EMERGING GROWTH
Value at beginning of period	12.61	11.12	10.20	10.00
Value at end of period	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	576	0	2,698	2,698
RS SELECT GROWTH
Value at beginning of period	11.98	10.59	9.84	10.00
Value at end of period	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	510	0	792	816
VAN KAMPEN COMSTOCK
Value at beginning of period	10.00
Value at end of period	6.91
Number of accumulation units outstanding at end of period	1,046

INVESTMENT DIVISION (0.25)	2008	2007	2006	2005	2004	2003
AIM DYNAMICS
Value at beginning of period	18.77	16.75	14.41	13.09	11.72	10.00
Value at end of period	9.91	18.77	16.75	14.41	13.09	11.72
Number of accumulation units outstanding at end of period	5,106	2,132	4,613	4,392	-----	-----
AIM LARGE CAP GROWTH
Value at beginning of period	14.45	12.54	11.74	11.42	10.98	10.00
Value at end of period	8.93	14.45	12.54	11.74	11.42	10.98
Number of accumulation units outstanding at end of period	3,101	3,538	4,712	4,075	514	182
AIM SMALL CAP GROWTH
Value at beginning of period	17.49	15.74	13.80	12.78	11.99	10.00
Value at end of period	10.68	17.49	15.74	13.80	12.78	11.99
Number of accumulation units outstanding at end of period	2,794	4,199	6,656	6,415	520	187
ALGER AMERICAN BALANCED
Value at beginning of period	13.98	12.47	11.95	11.06	10.58	10.00
Value at end of period	9.52	13.98	12.47	11.95	11.06	10.58
Number of accumulation units outstanding at end of period	8,798	9,556	13,140	7,816	60	60
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	21.25	16.19	14.74	13.45	11.93	10.00
Value at end of period	8.83	21.25	16.19	14.74	13.45	11.93
Number of accumulation units outstanding at end of period	42,164	50,683	53,077	36,814	3,080	1,647
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	15.45	15.22	12.77	12.50	11.13	10.00
Value at end of period	12.32	15.45	15.22	12.77	12.50	11.13
Number of accumulation units outstanding at end of period	56,104	46,311	106,251	65,720	3,324	384
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	12.08	10.95	10.00
Value at end of period	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	24.09	20.17	16.10	13.89	11.82	10.00
Value at end of period	12.75	24.09	20.17	16.10	13.89	11.82
Number of accumulation units outstanding at end of period	93,069	46,954	57,081	37,516	1,377	100
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.06
Number of accumulation units outstanding at end of period	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	11.64	11.15	10.00
Value at end of period	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	82,721	22,902	24,913
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	15.40	13.95	12.06	11.86	11.09	10.00
Value at end of period	10.91	15.40	13.95	12.06	11.86	11.09
Number of accumulation units outstanding at end of period	55,452	22,833	34,095	22,669	706	226
FIDELITY VIP CONTRAFUND
Value at beginning of period	20.42	17.41	15.62	13.39	11.62	10.00
Value at end of period	11.71	20.42	17.41	15.62	13.39	11.62
Number of accumulation units outstanding at end of period	94,482	86,629	110,199	86,045	9,683	8,944
FIDELITY VIP GROWTH
Value at beginning of period	16.75	13.23	12.41	11.76	11.40	10.00
Value at end of period	8.83	16.75	13.23	12.41	11.76	11.40
Number of accumulation units outstanding at end of period	231,981	291,162	344,338	295,947	124,488	56,079

INVESTMENT DIVISION (0.25)	2008	2007	2006	2005	2004	2003
JANUS TWENTY
Value at beginning of period	22.59	16.66	14.87	13.62	11.02	10.00
Value at end of period	13.07	22.59	16.66	14.87	13.62	11.02
Number of accumulation units outstanding at end of period	5,312	4,543	19,761	24,418	148	187
JANUS WORLDWIDE
Value at beginning of period	16.33	14.98	12.74	12.07	11.46	10.00
Value at end of period	8.95	16.33	14.98	12.74	12.07	11.46
Number of accumulation units outstanding at end of period	6,944	7,311	8,358	7,173	-----	-----
JENSEN
Value at beginning of period	12.86	12.04	10.62	10.82	10.00
Value at end of period	9.09	12.86	12.04	10.62	10.82
Number of accumulation units outstanding at end of period	7,359	4,803	14,011	7,906	737
LEGG MASON VALUE TRUST
Value at beginning of period	13.79	14.71	13.84	13.09	11.64	10.00
Value at end of period	6.22	13.79	14.71	13.84	13.09	11.64
Number of accumulation units outstanding at end of period	12,851	11,700	59,054	52,223	1,935	904
MAINSTAY SMALL CAP OPPORTUNITY
Value at beginning of period	9.31	11.32	10.00
Value at end of period	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	1,119	5,381	20
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	18.10	16.94	14.70	13.55	11.62	10.00
Value at end of period	10.83	18.10	16.94	14.70	13.55	11.62
Number of accumulation units outstanding at end of period	153,297	98,170	146,866	100,415	67,348	5,239
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	14.45	14.66	13.20	12.80	11.43	10.00
Value at end of period	8.57	14.45	14.66	13.20	12.80	11.43
Number of accumulation units outstanding at end of period	181,666	190,154	244,849	233,233	90,440	20,764
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	15.50	15.94	14.19	14.30	11.73	10.00
Value at end of period	8.36	15.50	15.94	14.19	14.30	11.73
Number of accumulation units outstanding at end of period	64,616	56,279	106,559	90,653	9,637	3,116
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	24.24	22.86	16.87	14.49	12.22	10.00
Value at end of period	11.18	24.24	22.86	16.87	14.49	12.22
Number of accumulation units outstanding at end of period	107,833	106,679	154,607	88,166	37,284	5,098
MAXIM BOND INDEX
Value at beginning of period	11.44	10.75	10.38	10.19	9.89	10.00
Value at end of period	12.15	11.44	10.75	10.38	10.19	9.89
Number of accumulation units outstanding at end of period	165,154	87,319	201,607	144,138	1,947	976
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	13.05	12.39	11.53	11.09	10.40	10.00
Value at end of period	11.22	13.05	12.39	11.53	11.09	10.40
Number of accumulation units outstanding at end of period	21,583	14,813	29,317	20,173	12,374	2,457
MAXIM INDEX 600
Value at beginning of period	17.86	18.06	15.80	14.79	12.18	10.00
Value at end of period	12.23	17.86	18.06	15.80	14.79	12.18
Number of accumulation units outstanding at end of period	99,562	80,537	199,336	189,005	14,108	11,096
MAXIM INVESCO ADR
Value at beginning of period	20.85	19.47	15.75	14.19	11.89	10.00
Value at end of period	12.44	20.85	19.47	15.75	14.19	11.89
Number of accumulation units outstanding at end of period	96,089	57,775	64,236	28,688	8,357	6,921

INVESTMENT DIVISION (0.25)	2008	2007	2006	2005	2004	2003
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	14.88	13.80	12.45	12.03	10.87	10.00
Value at end of period	11.61	14.88	13.80	12.45	12.03	10.87
Number of accumulation units outstanding at end of period	114,851	124,016	112,349	80,152	8,116	4,835
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	18.68	18.14	15.41	14.56	11.95	10.00
Value at end of period	12.55	18.68	18.14	15.41	14.56	11.95
Number of accumulation units outstanding at end of period	85,779	50,195	52,683	39,103	3,246	------
MAXIM MODERATE PROFILE I
Value at beginning of period	15.41	14.42	12.91	12.17	10.96	10.00
Value at end of period	11.79	15.41	14.42	12.91	12.17	10.96
Number of accumulation units outstanding at end of period	342,520	325,854	497,048	311,090	133,066	9,523
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.55	15.47	13.63	12.69	11.22	10.00
Value at end of period	11.51	16.55	15.47	13.63	12.69	11.22
Number of accumulation units outstanding at end of period	279,681	261,542	358,989	197,892	116,765	3,082
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	14.44	13.60	12.41	11.74	10.73	10.00
Value at end of period	11.79	14.44	13.60	12.41	11.74	10.73
Number of accumulation units outstanding at end of period	105,708	64,881	79,721	41,291	32,315	2,458
MAXIM MONEY MARKET
Value at beginning of period	11.27	10.79	10.34	10.09	10.02	10.00
Value at end of period	11.45	11.27	10.79	10.34	10.09	10.02
Number of accumulation units outstanding at end of period	346,698	394,031	361,594	284,632	70,140	38,346
MAXIM SMALL-CAP GROWTH
Value at beginning of period	14.56	13.00	12.70	12.17	11.51	10.00
Value at end of period	8.53	14.56	13.00	12.70	12.17	11.51
Number of accumulation units outstanding at end of period	73,810	90,577	96,314	103,912	66,116	29,068
MAXIM STOCK INDEX
Value at beginning of period	15.62	14.90	13.02	12.43	11.25	10.00
Value at end of period	9.77	15.62	14.90	13.02	12.43	11.25
Number of accumulation units outstanding at end of period	721,806	708,144	1,109,700	1,058,265	508,881	223,569
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	16.24	15.77	13.27	12.78	11.14	10.00
Value at end of period	10.34	16.24	15.77	13.27	12.78	11.14
Number of accumulation units outstanding at end of period	161,308	223,399	325,229	213,041	26,050	17,724
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	19.27	16.53	15.52	13.63	11.57	10.00
Value at end of period	11.46	19.27	16.53	15.52	13.63	11.57
Number of accumulation units outstanding at end of period	53,018	71,051	169,064	101,179	7,122	2,077
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	11.69	11.01	10.57	10.37	10.01	10.00
Value at end of period	12.42	11.69	11.01	10.57	10.37	10.01
Number of accumulation units outstanding at end of period	181,287	166,214	211,994	170,957	12,225	7,818

INVESTMENT DIVISION (0.25)	2008	2007	2006	2005	2004	2003
MFS CORE GROWTH
Value at beginning of period	14.27	12.48	11.78	11.66	10.97	10.00
Value at end of period	9.03	14.27	12.48	11.78	11.66	10.97
Number of accumulation units outstanding at end of period	14	154	211	282	154	------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	15.26	13.45	12.54	12.01	11.31	10.00
Value at end of period	8.23	15.26	13.45	12.54	12.01	11.31
Number of accumulation units outstanding at end of period	18,445	17,065	12,627	8,651	912	-----
OPPENHEIMER GLOBAL
Value at beginning of period	16.97	16.05	13.71	12.07	10.00
Value at end of period	9.98	16.97	16.05	13.71	12.07
Number of accumulation units outstanding at end of period	63,711	44,491	61,197	38,226	5,203
PIMCO TOTAL RETURN
Value at beginning of period	11.96	11.02	10.65	10.40	9.94	10.00
Value at end of period	12.48	11.96	11.02	10.65	10.40	9.94
Number of accumulation units outstanding at end of period	118,510	78,161	91,301	43,992	3,577	2,796
PIONEER EQUITY INCOME VCT
Value at beginning of period	16.52	16.47	13.52	12.85	11.10	10.00
Value at end of period	11.46	16.52	16.47	13.52	12.85	11.10
Number of accumulation units outstanding at end of period	5,873	6,331	9,160	11,917	222	-----
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.43
Number of accumulation units outstanding at end of period	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.24
Number of accumulation units outstanding at end of period	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.59	12.14	11.99	10.00
Value at end of period	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.84
Number of accumulation units outstanding at end of period	5,987
RS EMERGING GROWTH
Value at beginning of period	17.42	15.32	14.03	13.97	12.16	10.00
Value at end of period	9.45	17.42	15.32	14.03	13.97	12.16
Number of accumulation units outstanding at end of period	2,393	3,738	6,710	12,766	1,075	7,126
RS SELECT GROWTH
Value at beginning of period	13.80	12.17	11.29	11.50	10.00
Value at end of period	7.57	13.80	12.17	11.29	11.50
Number of accumulation units outstanding at end of period	1,178	1,805	2,734	2,998	395
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.00
Value at end of period	6.20
Number of accumulation units outstanding at end of period	67

INVESTMENT DIVISION (0.25)	2008	2007	2006
VAN KAMPEN COMSTOCK
Value at beginning of period	10.88	11.14	10.00
Value at end of period	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	41,044	22,870	5,310

INVESTMENT DIVISION (0.00)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM DYNAMICS
Value at beginning of period	8.55	7.61	6.53	5.92	5.29	3.82	5.71	8.51	10.00
Value at end of period	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71	8.51
Number of accumulation units outstanding at end of period	22,604	17,436	7,835	9,238	8,766	9,191	7,398	3,160	13.77
AIM LARGE CAP GROWTH
Value at beginning of period	8.13	7.04	6.57	6.38	6.11	4.88	6.63	8.61.	10.00
Value at end of period	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63	8.61
Number of accumulation units outstanding at end of period	7,794	7,073	1,383	1,409	2,172	2,573	2,575	1,870	29.74
AIM SMALL CAP GROWTH
Value at beginning of period	15.33	13.76	12.04	11.11	10.40	7.48	10.00
Value at end of period	9.38	15.33	13.76	12.04	11.11	10.40	7.48
Number of accumulation units outstanding at end of period	5,232	6,800	4,539	6,004	2,291	1,322	263
ALGER AMERICAN BALANCED
Value at beginning of period	15.14	13.47	12.87	11.87	11.35	9.53	10.87	11.09	11.41	10.00
Value at end of period	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87	11.09	11.41
Number of accumulation units outstanding at end of period	22,089	22,346	1,141	2,366	145	614	347	73	---	---
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period	23.39	17.78	16.14	14.70	13.00	8.80	12.49	13.36	12.24	10.00
Value at end of period	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49	13.36	12.24
Number of accumulation units outstanding at end of period	120,085	111,057	16,279	14,742	2,207	2,300	1,755	5,675	6,106.52	4,468.96
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	21.93	21.54	18.04	17.60	15.64	12.59	13.25	11.91	10.00
Value at end of period	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25	11.91
Number of accumulation units outstanding at end of period	118,449	109,497	29,831	18,167	12,746	8,083	4,757	869	---
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	12.12	10.96	10.00
Value at end of period	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	245,288	39,577	14,851
ARTISAN INTERNATIONAL
Value at beginning of period	15.49	12.94	10.30	8.86	7.52	5.83	7.18	8.54	10.00
Value at end of period	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18	8.54
Number of accumulation units outstanding at end of period	386,360	187,254	26,213	9,000	3,068	1,553	244	15	15.37
COLUMBIA MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	6.07
Number of accumulation units outstanding at end of period	78,162
DAVIS NEW YORK VENTURE
Value at beginning of period	11.68	11.16	10.00
Value at end of period	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	214,968	43,329	9,631
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	14.21	12.85	11.07	10.87	10.14	8.19	10.00
Value at end of period	10.09	14.21	12.85	11.07	10.87	10.14	8.19
Number of accumulation units outstanding at end of period	180,062	109,714	51,441	41,151	24,622	19,027	14,740
FIDELITY VIP CONTRAFUND
Value at beginning of period	24.63	20.95	18.75	16.03	13.88	10.81	11.92	13.59	14.55	11.71
Value at end of period	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92	13.59	14.55
Number of accumulation units outstanding at end of period	202,272	151,210	45,984	42,628	4,150	3,156	1,165	647	591.75	1,704.69
FIDELITY VIP GROWTH
Value at beginning of period	16.91	13.31	12.46	11.78	11.39	8.58	12.27	14.90	16.74	12.18
Value at end of period	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27	14.90	16.74
Number of accumulation units outstanding at end of period	838,609	775,813	497,756	528,427	58,817	63,827	64,250	65,066	71,676.33	82,726.28

INVESTMENT DIVISION (0.00)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS TWENTY
Value at beginning of period	9.85	7.24	6.45	5.90	4.76	3.80	5.00	7.05	10.00
Value at end of period	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00	7.05
Number of accumulation units outstanding at end of period	59,483	58,344	18,312	22,900	68,045	48,970	46,538	5,572	74.13
JANUS WORLDWIDE
Value at beginning of period	8.17	7.48	6.35	6.00	5.68	4.57	6.18	8.02	10.00
Value at end of period	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18	8.02
Number of accumulation units outstanding at end of period	33,916	26,254	10,160	15,839	12,692	15,471	7,008	3,068	68.81
JENSEN
Value at beginning of period	12.80	11.96	10.52	10.69	10.00
Value at end of period	9.07	12.80	11.96	10.52	10.69
Number of accumulation units outstanding at end of period	27,882	24,957	6,940	5,993	1,491
LEGG MASON VALUE TRUST
Value at beginning of period	14.66	15.61	14.65	13.82	12.26	8.50	10.00
Value at end of period	6.63	14.66	15.61	14.65	13.82	12.26	8.50
Number of accumulation units outstanding at end of period	52,426	62,807	12,841	11,920	3,914	3,099	9
MAINSTAY SMALL CAP OPPORTUNITY		11.32 9.35 14,996
Value at beginning of period	9.35
Value at end of period	5.90
Number of accumulation units outstanding at end of period	28,930
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	20.82	19.44	16.83	15.47	13.23	10.13	12.30	13.05	14.01	11.50
Value at end of period	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30	13.05	14.01
Number of accumulation units outstanding at end of period	5,555,723	5,234,106	4,776,795	4,188,964	4,195,462	3,514,133	2,695,952	2,053,814	1,524,725.90	980,948.29
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	25.04	25.35	22.77	22.02	19.61	15.14	16.96	14.35	12.09	12.06
Value at end of period	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96	14.35	12.09
Number of accumulation units outstanding at end of period	218,434	189,993	90,402	92,346	36,285	36,203	39,766	41,705	43,484.08	58,732.02
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	24.25	24.87	22.10	22.21	18.18	14.06	15.01	12.97	10.24	10.87
Value at end of period	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01	12.97	10.24
Number of accumulation units outstanding at end of period	1,721,573	1,912,821	1,975,987	2,077,063	1,841,507	1,398,626	1,040,392	682,781	431,552.88	257,904.70
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period	22.95	21.60	15.90	13.62	11.46	8.47	10.33	11.53	11.35	8.73
Value at end of period	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33	11.53	11.35
Number of accumulation units outstanding at end of period	233,775	331,145	147,526	123,517	50,177	49,582	43,311	41,110	37,034.10	31,627.04
MAXIM BOND INDEX
Value at beginning of period	15.84	14.84	14.30	14.01	13.56	13.16	12.00	11.16	10.03	10.00
Value at end of period	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00	11.16	10.03
Number of accumulation units outstanding at end of period	384,832	310,746	55,512	55,882	8,622	7,542	4,277	1,774	---	---
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.29	16.38	15.20	14.58	13.64	12.25	12.34	11.99	11.33	10.80
Value at end of period	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34	11.99	11.33
Number of accumulation units outstanding at end of period	2,433,064	2,153,179	1,983,576	1,799,926	1,900,441	1,660,149	1,317,240	1,020,296	820,263.26	704,508.34
MAXIM INDEX 600
Value at beginning of period	21.46	21.64	18.89	17.64	14.49	10.49	12.37	11.70	10.61	9.48
Value at end of period	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37	11.70	10.61
Number of accumulation units outstanding at end of period	251,114	233,203	24,449	17,052	15,045	14,045	10,490	11,525	13,796.44	14,500.50
MAXIM INVESCO ADR
Value at beginning of period	18.11	16.86	13.61	12.23	10.22	7.79	8.97	10.74	11.96	9.75
Value at end of period	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97	10.74	11.96
Number of accumulation units outstanding at end of period	246,299	111,242	65,615	136,849	17,265	14,733	13,152	11,069	12,896.48	10,506.29

INVESTMENT DIVISION (0.00)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	23.12	21.39	19.25	18.56	16.72	12.85	11.57	11.28	10.79	10.29
Value at end of period	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57	11.28	10.79
Number of accumulation units outstanding at end of period	2,087,523	2,044,614	1,682,333	1,458,792	635,305	405,521	163,556	104,057	76,001.05	69,826.06
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	24.45	23.69	20.07	18.92	15.49	11.53	13.49	11.80	9.53	9.58
Value at end of period	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49	11.80	9.53
Number of accumulation units outstanding at end of period	144,042	79,815	26,346	24,704	10,622	5,728	4,194	2,361	1,778.21	2,176.29
MAXIM MODERATE PROFILE I
Value at beginning of period	19.40	18.11	16.17	15.22	13.67	11.37	12.43	12.78	12.96	11.13
Value at end of period	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43	12.78	12.96
Number of accumulation units outstanding at end of period	13,198,087	12,593,069	11,346,126	10,149,385	9,685,469	6,611,791	4,015,222	2,784,761	1,899,302.27	1,219,880.72
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	20.35	18.97	16.67	15.49	13.66	11.02	12.53	13.13	13.73	11.25
Value at end of period	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53	13.13	13.73
Number of accumulation units outstanding at end of period	12,814,095	12,169,255	10,921,073	9,544,912	9,647,765	7,746,339	5,784,543	4,199,046	2,956,697.36	1,804,051.78
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.64	16.58	15.08	14.24	12.98	11.14	11.77	11.80	11.87	10.95
Value at end of period	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77	11.80	11.87
Number of accumulation units outstanding at end of period	3,319,966	3,082,208	2,698,011	2,422,600	2,464,929	2,003,116	1,399,483	907,841	669,293.04	443,954.25
MAXIM MONEY MARKET
Value at beginning of period	13.75	13.13	12.56	12.23	12.11	12.02	11.86	11.43	10.78	10.28
Value at end of period	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86	11.43	10.78
Number of accumulation units outstanding at end of period	749,998	572,328	274,328	212,526	100,864	109,837	28,216	25,020	28,693.39	64,181.93
MAXIM SMALL-CAP GROWTH
Value at beginning of period	15.59	13.88	13.52	12.93	12.20	9.31	13.49	17.49	19.96	11.04
Value at end of period	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49	17.49	19.96
Number of accumulation units outstanding at end of period	150,645	142,533	70,285	80,334	36,647	36,569	36,329	35,923	38,509.61	41,361.84
MAXIM STOCK INDEX
Value at beginning of period	15.19	14.44	12.60	11.99	10.83	8.43	10.80	12.23	13.28	11.09
Value at end of period	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80	12.23	13.28
Number of accumulation units outstanding at end of period	1,950,115	1,617,768	692,179	985,487	425,426	463,882	480,385	525,365	554,803.94	560,272.75
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	19.41	18.80	15.78	15.16	13.18	10.49	12.06	11.87	10.51	10.17
Value at end of period	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06	11.87	10.51
Number of accumulation units outstanding at end of period	348,305	355,484	76,839	67,391	57,992	70,477	71,756	74,636	75,115.23	104,951.02
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	29.36	25.12	23.54	20.62	17.46	12.67	16.24	16.42	15.30	12.28
Value at end of period	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24	16.42	15.30
Number of accumulation units outstanding at end of period	2,722,503	2,764,946	2,647,299	2,520,177	2,334,070	1,956,547	1,468,272	1,105,320	790,764.55	450,551.56
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period	16.46	15.46	14.81	14.50	13.95	13.60	12.39	11.57	10.46	10.43
Value at end of period	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39	11.57	10.46
Number of accumulation units outstanding at end of period	362,740	276,535	91,979	126,451	68,068	63,935	62,801	58,415	51,242.81	55,109.13
MFS CORE GROWTH
Value at beginning of period	13.37	11.67	10.98	10.84	10.18	8.00	10.00
Value at end of period	8.48	13.37	11.67	10.98	10.84	10.18	8.00
Number of accumulation units outstanding at end of period	6,282	513	454	631	250	259	104

INVESTMENT DIVISION (0.00)	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.98	12.29	11.43	10.92	10.26	7.91	10.00
Value at end of period	7.56	13.98	12.29	11.43	10.92	10.26	7.91
Number of accumulation units outstanding at end of period	32,576	64,190	6,705	4,967	1,160	357	1
OPPENHEIMER GLOBAL
Value at beginning of period	17.12	16.15	13.76	12.09	10.00
Value at end of period	10.09	17.12	16.15	13.76	12.09
Number of accumulation units outstanding at end of period	152,246	94,680	16,143	10,031	2,851
PIMCO TOTAL RETURN
Value at beginning of period	13.73	12.62	12.17	11.85	11.30	10.73	10.00
Value at end of period	14.36	13.73	12.62	12.17	11.85	11.30	10.73
Number of accumulation units outstanding at end of period	129,149	116,492	20,103	12,645	7,848	3,828	224
PIONEER EQUITY INCOME VCT
Value at beginning of period	16.04	15.95	13.06	12.38	10.67	8.72	10.41	11.21	9.76	10.00
Value at end of period	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41	11.21	9.76
Number of accumulation units outstanding at end of period	18,027	14,469	2,515	1,854	589	361	134	3	---	---
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	10.00
Value at end of period	7.44
Number of accumulation units outstanding at end of period	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	5.24
Number of accumulation units outstanding at end of period	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.68	12.19	12.01	10.00
Value at end of period	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	6.85
Number of accumulation units outstanding at end of period	4,742
RS EMERGING GROWTH
Value at beginning of period	7.00	6.14	5.61	5.57	4.84	3.30	5.51	7.58	10.00
Value at end of period	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51	7.58
Number of accumulation units outstanding at end of period	19,017	23,819	17,125	17,806	14,098	9,041	5,320	1,737	2,705.97
RS SELECT GROWTH
Value at beginning of period	13.92	12.24	11.33	11.51	10.00
Value at end of period	7.65	13.92	12.24	11.33	11.51
Number of accumulation units outstanding at end of period	2,882	2,633	2,336	2,446	604
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.00
Value at end of period	6.21
Number of accumulation units outstanding at end of period	13,324
VAN KAMPEN COMSTOCK
Value at beginning of period	10.92	11.15	10.00
Value at end of period	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	39,712	27,242	6,727

APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus
(ii)

the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

(iii)

a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)

is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Contract Schedule of Terms and Fees.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone:    (800) 701-8255 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2009, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2009

TABLE OF CONTENTS

Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
UNDERWRITER
FINANCIAL STATEMENTS

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.	Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“GWL&A”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A”s and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and of the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans as required by accounting guidance which was adopted on December 31, 2006, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance Company Financial Statements for the Years Ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedule listed in the Index at Item 15. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 5, the Company changed its method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit and other post retirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 30, 2009

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $13,394,675 and $13,592,003)	$11,973,536	$13,551,233
Fixed maturities, held for trading, at fair value (amortized cost $39,803 and $22,855)	38,834	23,060
Mortgage loans on real estate (net of allowances of $8,834 and $9,448)	1,380,101	1,199,976
Equity investments, available-for-sale, at fair value (cost $16,330 and $19,749)	17,790	29,576
Policy loans	3,979,094	3,767,872
Short-term investments, available-for-sale (cost approximates fair value)	366,370	472,633
Limited partnership and limited liability corporation interests	293,956	326,971
Other investments	31,992	11,362

Total investments	18,081,673	19,382,683

Other assets:
Cash	28,352	54,814
Reinsurance receivable	546,491	505,107
Deferred acquisition costs and value of business acquired	714,031	443,302
Investment income due and accrued	145,775	142,801
Premiums in course of collection	8,309	5,443
Deferred income taxes	577,799	199,462
Collateral under securities lending agreements	43,205	93,472
Due from parent and affiliates	41,793	29,138
Goodwill	105,255	101,655
Other intangible assets	33,824	39,234
Other assets	603,091	522,685
Assets of discontinued operations	124,089	724,766
Separate account assets	15,121,943	18,089,984

Total assets	$36,175,630	$40,334,546

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Liabilities and stockholder’s equity
Policy benefit liabilities:
Policy reserves	$18,105,648	$17,376,694
Policy and contract claims	290,288	262,503
Policyholders’ funds	320,320	302,957
Provision for policyholders’ dividends	70,700	78,276
Undistributed earnings on participating business	1,614	209,036

Total policy benefit liabilities	18,788,570	18,229,466

General liabilities:
Due to parent and affiliates	533,870	534,956
Repurchase agreements	202,079	138,537
Commercial paper	97,167	95,667
Payable under securities lending agreements	43,205	93,472
Other liabilities	655,576	648,857
Liabilities of discontinued operations	124,089	468,496
Separate account liabilities	15,121,943	18,089,984

Total liabilities	35,566,499	38,299,435

Commitments and contingencies (Note 22)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	756,912	747,533
Accumulated other comprehensive loss	(762,673)	(1,518)
Retained earnings	607,860	1,282,064

Total stockholder’s equity	609,131	2,035,111

Total liabilities and stockholder’s equity	$36,175,630	$40,334,546

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY Consolidated Statements of Income Years Ended December 31, 2008, 2007 and 2006 (In Thousands)

	Year Ended December 31,

	2008	2007	2006

Revenues:
Premium income, net of premiums ceded of $37,176, $1,432,360 and $51,949	$525,137	($857,267)	$582,452
Fee income	429,221	463,265	341,372
Net investment income	1,078,469	1,139,541	1,110,136
Net realized losses on investments	(21,696)	(2,028)	(9,465)

Total revenues	2,011,131	743,511	2,024,495

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $42,380, $39,640 and $58,012	605,111	624,381	702,262
Increase (decrease) in policy reserves	(38,354)	(1,460,523)	40,377
Interest paid or credited to contractholders	515,428	497,438	470,416
Provision (benefit) for policyholders’ share of earnings on participating business (Note 4)	(206,415)	20,296	9,061
Dividends to policyholders	71,818	93,544	98,605

Total benefits	947,588	(224,864)	1,320,721
General insurance expenses	429,695	432,426	367,315
Amortization of deferred acquisition costs and value of business acquired	52,699	135,570	46,191
Interest expense	39,804	41,713	33,623

Total benefits and expenses, net	1,469,786	384,845	1,767,850

Income from continuing operations before income taxes	541,345	358,666	256,645
Income tax expense	95,838	118,791	72,603

Income from continuing operations	445,507	239,875	184,042
Income from discontinued operations, net of income taxes of $388,836, $85,707 and $79,291	652,788	178,853	153,160

Net income	$1,098,295	$418,728	$337,202

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder’s Equity
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

			Accumulated Other Comprehensive Income (Loss)

	Common Stock	Additional Paid-in Capital	Unrealized Gains (Losses) on Securities	Employee Benefit Plan Adjustments	Retained Earnings	Total

Balances, January 1, 2006, as restated, see Note 1	$7,032	$728,701	$8,266	($25,084)	$1,386,710	$2,105,625
Net income					337,202	337,202
Other comprehensive income (loss):
Net change in unrealized gains			(23,974)			(23,974)
Employee benefit plan adjustment				989		989

Total comprehensive income						314,217
Impact of adopting SFAS No. 158, net of tax				(6,734)		(6,734)
Dividends					(249,395)	(249,395)
Capital contribution - stock-based compensation		4,525				4,525
Income tax benefit on stock-based compensation		4,631				4,631

Balances, December 31, 2006	7,032	737,857	(15,708)	(30,829)	1,474,517	2,172,869
Net income					418,728	418,728
Other comprehensive income (loss):
Net change in unrealized gains			9,903			9,903
Employee benefit plan adjustment				34,998		34,998

Total comprehensive income						463,629
Impact of adopting SFAS No. 155			118		(3)	115
Impact of adopting FIN No. 48					(6,195)	(6,195)
Dividends					(604,983)	(604,983)
Capital contribution - stock-based compensation		3,816				3,816
Income tax benefit on stock-based compensation		5,860				5,860

Balances, December 31, 2007	7,032	747,533	(5,687)	4,169	1,282,064	2,035,111
Net income					1,098,295	1,098,295
Other comprehensive income (loss):
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)

Total comprehensive income						337,140
Impact of adopting SFAS No. 158 measurement date provisions, net of tax					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution - stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256

Balances, December 31, 2008	$7,032	$756,912	($691,594)	($71,079)	$607,860	$609,131

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Cash flows from operating activities:
Net income	$1,098,295	$418,728	$337,202
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	(206,415)	20,296	9,061
Amortization of premiums/(accretion) of discounts on investments, net	(55,161)	(58,067)	(55,218)
Net realized (gains) losses on investments	24,205	(2,155)	12,076
Net purchases of trading securities	(18,869)	(20,825)	—
Interest credited to contractholders	510,996	493,049	465,052
Depreciation and amortization	75,220	176,560	77,256
Deferral of acquisition costs	(65,108)	(73,062)	(60,187)
Deferred income taxes	5,525	(5,239)	32,807
Gain on sale of discontinued operations	(681,528)	—	—
Changes in assets and liabilities, net of effects of acquisitions:
Policy benefit liabilities	(325,306)	(407,250)	(267,587)
Reinsurance receivable	(158,532)	(106,382)	40,279
Accrued interest and other receivables	(8,388)	26,695	(16,501)
Other, net	138,089	46,513	(25,994)

Net cash provided by operating activities	333,023	508,861	548,246

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,056,869	4,052,791	7,486,226
Mortgage loans on real estate	112,760	159,959	325,291
Equity investments and other limited partnership interests	46,860	51,596	209,453
Purchases of investments:
Fixed maturities available-for-sale	(3,742,716)	(4,015,650)	(9,146,358)
Mortgage loans on real estate	(297,715)	(228,746)	(209,079)
Equity investments and other limited partnership interests	(13,421)	(35,372)	(56,350)
Acquisitions, net of cash acquired	—	(15,208)	1,301,372
Net change in short-term investments	81,143	1,132,840	3,459
Net change in repurchase agreements	63,542	(625,242)	7,874
Other, net	(98,662)	(36,643)	(33,629)
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	846,759	—	—

Net cash provided by (used in) investing activities	1,055,419	440,325	(111,741)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Cash flows from financing activities:
Contract deposits	$1,921,238	$1,228,154	$1,065,805
Contract withdrawals	(1,465,420)	(1,491,994)	(1,603,285)
Change in due to parent and affiliates	(6,389)	(31,483)	323,018
Dividends paid	(1,772,293)	(604,983)	(249,395)
Net commercial paper borrowings (repayments)	1,500	647	(44)
Change in bank overdrafts	(108,418)	(23,523)	(1,566)
Income tax benefit of stock option exercises	4,256	5,860	4,631

Net cash used in financing activities	(1,425,526)	(917,322)	(460,836)

Net increase (decrease) in cash	(37,084)	31,864	(24,331)
Cash, continuing and discontinued operations, beginning of year	65,436	33,572	57,903

Cash, continuing and discontinued operations, end of year	28,352	65,436	33,572
Less cash, discontinued operations, end of year	—	(10,622)	(983)

Cash, end of year	$28,352	$54,814	$32,589

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$390,897	$121,847	$63,619
Interest	39,804	41,713	30,959

Non-cash investing and financing transactions during the years:
Assets transferred from The Canada Life Assurance Company (See Note 6)	$—	$—	$87,622
Share-based compensation expense	5,123	3,816	4,525
Return of invested reinsurance assets to The Canada Life Assurance Company (See Note 6)	—	1,608,909	—
Fair value of assets acquired in settlement of fixed maturity investments	6,388	—	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for allowances for credit losses on mortgage loans on real estate, derivative instruments, valuation of privately placed and non-actively traded public investments, goodwill and other intangible assets, deferred acquisition costs and value of business acquired, policy reserves, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

A $7,193 reclassification was made to the December 31, 2007 consolidated balance sheet to reflect the reclassification of certain real estate investments from mortgage loans on real estate to other investments. Reclassifications in the amounts of $493,049 and $465,052 were made to the consolidated statement of cash flows for the year ended December 31, 2007 and 2006, respectively, to separately reflect interest credited to contractholders. Formerly, they were included in policy benefit liabilities. The reclassifications had no effect on previously reported net income, total assets or total stockholder’s equity and were made in order to further enhance the readers’ understanding of the Company’s consolidated financial statements.

Restatement of January 1, 2006 retained earnings and December 31, 2007 deferred income taxes - The accompanying 2007 consolidated balance sheet and 2006 and 2007 consolidated statements of stockholder’s equity have been restated as a result of a previous misstatement of deferred income taxes. As a result of the completion of the Company’s analysis of its deferred tax accounts, an increase of $43,914 was recorded to retained earnings as of January 1, 2006, December 31, 2006, and December 31, 2007 from amounts previously reported of $1,342,796, $1,430,603, and $1,238,150, respectively, on the consolidated statements of stockholder’s equity and to deferred income taxes as of December 31, 2007 from $155,548 as previously reported on the consolidated balance sheet. See Note 18 for further discussion.

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.

2.

Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans. Management’s judgment is based upon situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions. The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity’s operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains (losses) on investments.

4.

Limited partnership interests are accounted for using the cost method of accounting. The Company uses this method since it has a minority equity interest and virtually no influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These securities are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.	Gains and losses realized on disposal of investments are determined on a specific identification basis.

8.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

9.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

10.

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized losses on investments equal to the difference between the fair value and cost or amortized cost basis of the security.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2008 and 2007, these liabilities were $8,817 and $48,449, respectively.

Internal use software - Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $14,944 and $38,537, are included in other assets at December 31, 2008 and 2007, respectively. The Company capitalized $2,324, $3,504 and $9,329 of internal use software development costs during the years ended December 31, 2008, 2007 and 2006, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) - DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. See Note 10 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2008, 2007 or 2006.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2008 and 2007, these purchases totaled $64,723 and $74,855, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $265,299 and $383,319 at December 31, 2008 and 2007, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

Life insurance and annuity reserves - Life insurance and annuity reserves with life contingencies in the amounts of $11,322,866 and $11,330,656 at December 31, 2008 and 2007, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $6,736,101 and $5,998,749 at December 31, 2008 and 2007, respectively, are established at the contractholder’s account value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined annually by the Board of Directors.

Participating life and annuity policy reserves are $6,155,890 and $6,019,015 at December 31, 2008 and 2007, respectively. Participating business approximates 8.6% and 8.3% of the Company’s individual life insurance in-force at December 31, 2008 and 2007, respectively, and 24.4%, 32.4% and 58.0% of individual life insurance premium income for the years ended December 31, 2008, 2007 and 2006, respectively. The policyholder’s share of net income on participating policies that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders, which was included in the accompanying consolidated balance sheets at December 31, 2007. The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA was part of the PPEA. As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefit and expenses are presented net of reinsurance.

Net investment income - Interest and dividend income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized when declared.

Net realized gains and losses on investments - Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized gains and losses also result from fair value changes in derivatives contracts that do not qualify, or are not designated, as a hedge for accounting purposes and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized losses when investment losses in value are deemed other-than-temporary.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

The Company adopted Financial Accounting Standards Board (the “FASB”) Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109” (“FIN 48”) effective January 1, 2007. Among other things, under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. On January 1, 2006, the Company adopted the provisions of Statement of Financial Accounting Standards No. 123R “Share-Based Payment” (“SFAS No. 123R”) which requires it to use the fair value method to recognize the cost of share-based employee compensation. Previously, the Company elected only to disclose the proforma impact of recording the fair value of stock options under the provisions of Statement of Financial Accounting Standards No. 123 “Accounting for Stock-Based Compensation” in the notes to its consolidated financial statements (See Note 20).

Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, GWLA must demonstrate that it maintains adequate capital. At December 31, 2008 and 2007, GWLA was in compliance with the requirement (See Note 13).

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders. The Company fulfills this requirement generally with the deposit of United States government obligations.

2. Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion (the “Purchase Price”) in cash. The Company recognized a gain in the amount of $681,528, net of income taxes, upon completion of the transaction. Income from discontinued operations for the second quarter of 2008 includes charges in the amount of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment. As discussed in Note 19, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. As required by Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets,” the statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

In addition, the Company and CIGNA entered into a Transition Services Agreement (the “Transition Agreement”) whereby the Company will provide certain information technology and administrative and legal services on behalf of CIGNA for a period of up to twenty-four months. CIGNA will pay the Company predetermined monthly fees for these services and will reimburse it for other expenditures it makes under the terms of the Transition Agreement.

The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2008 and 2007:

	December 31,

Assets	2008	2007

Fixed maturities, available-for-sale	$—	$181,051
Short-term investments, available-for-sale	—	70,044
Receivables related to uninsured accident and health plan claims, net	—	134,397
Reinsurance receivable	124,089	46,772
Goodwill and other intangible assets	—	58,238
Premiums in course of collection	—	91,162
Deferred income taxes	—	(9,673)
Other	—	152,775

Total assets	$124,089	$724,766

Liabilities

Policy reserves	$39,776	$103,219
Policy and contract claims	84,313	84,662
Policyholders’ funds	—	106,563
Other	—	174,052

Total liabilities	$124,089	$468,496

The following table summarizes selected financial information included in income from discontinued operations in the consolidated statements of income for the years ended December 31, 2008, 2007, and 2006:

	Year Ended December 31,
	2008	2007	2006
Revenues from discontinued operations	$317,658	$1,343,961	$1,609,654
Benefits and expenses from discontinued operations	346,398	1,165,108	1,456,494
Income (loss) from discontinued operations, net of income tax expense (benefit) of $(19,258), $85,707 and $79,291	(28,740)	178,853	153,160
Gain on sale of discontinued operations, net of income taxes of $408,094, $-, and $-	681,528	—	—
Income from discontinued operations	$652,788	$178,853	$153,160

The Company adopted a restructuring plan in connection with the sale of its Healthcare segment. The restructuring plan consisted of a structural reorganization which will enable the Company to operate effectively in its present business environment. The liability is included in other liabilities in the consolidated balance sheet. The amounts incurred during the period and adjustments to original estimates during the period have been charged (credited) to income from discontinued operations in the consolidated statement of income.

The following is a reconciliation of the liability that the Company recorded related to the restructuring plan:

Severance, retention and other employee related costs

Balance, April 1, 2008	$—
Amount incurred during the period	49,202
Adjustments to original estimates during the period, net	(6,268)
Cash payments and other settlements during the period	(30,222)

Balance, December 31, 2008	$12,712

The Company incurred net expenses in the amount of $42,934 during the year ended December 31, 2008 related to the restructuring plan and does not anticipate incurring significant additional costs in the future. It is estimated that the restructuring plan will be substantially complete during 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

3. Acquisitions

Metropolitan Life Insurance Company’s 401(k) and defined benefit business

On October 2, 2006, the Company purchased several parts of the full service small and midsized 401(k) as well as certain defined benefit plan business from Metropolitan Life Insurance Company and its affiliates (“MetLife”). The assets acquired and liabilities assumed and the results of operations have been included in the Company’s consolidated financial statements since that date. The acquisition included the associated dedicated distribution group, including wholesalers, relationship managers and sales associates. As a result of the acquisition, the Company added approximately 280,000 participants in the 401(k) full service segment and increased its distribution capacity.

The purchase included a 100% coinsurance agreement reinsuring the acquired general account business and a 100% modified-coinsurance agreement reinsuring the acquired separate account business. The Company will replace the acquired MetLife policies with its policies over a three year period. As these policies are replaced, they will no longer be subject to the reinsurance agreements. Under the coinsurance agreement, the Company acquired all of the insurance liabilities associated with these contracts and received from MetLife cash to support these liabilities, net of the purchase price. Under the modified-coinsurance agreement, MetLife retained the approximate $2.3 billion of separate account assets and liabilities but cedes to the Company all of the net profits and losses and related net cash flows. In addition, the Company acquired the rights to provide administrative services and recordkeeping functions for approximately $3.2 billion of participant account values.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of business acquired (“VOBA”) and goodwill. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation at October 2, 2006:

Assets

Cash acquired, net of cash consideration	$1,384,117
Value of business acquired	46,033
Goodwill	56,981
Other intangible assets	6,337
Other assets	650

Total assets	$1,494,118

Liabilities and Stockholder’s Equity

Policy reserves	$1,486,147
Other liabilities	7,971

Total liabilities	$1,494,118

VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience of the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA for these annuity products is adjusted to reflect actual experience. The VOBA has an expected amortization period of 14 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships for the recordkeeping business acquired and amounted to $6,337 as a result of this acquisition. This intangible will be amortized in relation to the expected economic benefits of the agreement. If actual experience with customer relationships differs from expectations, the amortization will be adjusted to reflect actual experience. The customer relationship intangible asset has an expected weighted average amortization period of 14 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $56,981, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

U.S. Bank’s defined contribution business

On December 31, 2006, the Company purchased the full service defined contribution business from U.S. Bank. The results of operations of this business have been included in the Company’s consolidated financial statements since that date. The acquired business primarily relates to the administration of approximately 1,900 401(k) plans which represent approximately 195,000 members and more than $9.0 billion in retirement plan assets. The acquisition includes the retention of relationship managers and sales and client service specialists. An adjustment to the purchase price of $685 was received from U.S. Bank in 2008. In addition, the Company accrued $3,600 due to U.S. Bank at December 31, 2008 as an additional adjustment to the purchase price. The adjustments were contingent upon the attainment of certain revenue and contract retention targets. The adjustment received from and paid to U.S. Bank was recorded as an adjustment to the purchase price allocation. The $685 was adjusted through intangible assets while the $3,600 was an adjustment to goodwill.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of goodwill and other intangible assets acquired. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation:

Assets

Cash consideration	($71,315)
Goodwill	42,590
Other intangible assets	34,325

Total assets	$5,600

Liabilities and Stockholder’s Equity

Other liabilities	$5,600

Total liabilities	$5,600

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $42,590, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships acquired of $26,355 and the estimated fair value of the preferred provider relatioinship of $7,970. These intangibles will be amortized in relation to the expected economic benefits of the agreement. If actual experience differs from expectations, the amortization will be adjusted to reflect actual experience. The intangibles have an expected weighted average amortization period of 14 years.

4. Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies. In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend. Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released. An income tax provision was recorded on the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

undistributed earnings when those earnings occurred. Accordingly, there was no income tax provision recorded at the time of the liability release. On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income. A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments.” SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. The adoption of SOP 05-1 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”). SFAS No. 155 permits any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” to be carried at fair value in its entirety, with changes in fair value recognized in earnings. In addition, SFAS No. 155 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative. SFAS No. 155 is applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 on January 1, 2007. The adoption of SFAS No. 155 increased stockholder’s equity by $115.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with Statement of Financial Accounting Standards No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 decreased stockholder’s equity by $6,195.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 also provides expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 is applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company adopted the provisions of SFAS No. 157 on January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Company’s consolidated financial position or results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”). FSP No 157-3 applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FASB No. 157. FSP No. 157-3 clarifies the application of FASB No. 157 in a market that is not active and provides an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active. FSP No. 157-3 became effective upon issuance including prior periods for which financial statements have not been issued. The Company adopted the provisions of FSP No. 157-3 effective September 30, 2008. The adoption of FSP No. 157-3 did not have a material impact on the Company’s consolidated financial position or results of its operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (“SFAS No. 158”). For fiscal years ending after December 15, 2006, SFAS No. 158 requires a company to recognize in its balance sheet an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status and recognize changes in the funded status of a defined benefit postretirement plan in the other comprehensive income section of stockholder’s equity in the year in which the changes occur, and provide additional disclosures. The Company adopted the recognition and disclosure provisions of SFAS No. 158 as of December 31, 2006, decreasing accumulated other comprehensive income (loss) by $6,734. For fiscal years ended after December 15, 2008, SFAS No. 158 requires a company to measure a defined benefit postretirement plan’s assets and obligations that determine its funded status as of the end of its fiscal year. The Company adopted the measurement provisions of SFAS No. 158 for its fiscal year ended December 31, 2008, decreasing stockholder’s equity by $206.  The adoption of SFAS No. 158 did not affect the results of operations for the years ended December 31, 2008, 2007, or 2006.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”). SFAS No. 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of SFAS No. 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option established by SFAS No. 159 permits an entity to measure eligible items at fair value as of specified election dates. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs and (c) must be applied to the entire instrument and not to only a portion of the instrument. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted the provisions of SFAS No. 159 on January 1, 2008. The adoption of SFAS No. 159 did not have an impact on the Company’s consolidated financial position or results of its operations.

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”).  EITF 99-20-1 is an interpretative amendment to the impairment guidance of Emerging Issues Task Force Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continue to be Held by a Transferor in Securitized Financial Assets” and aligns its impairment guidance to that of Statement of Financial Accounting Standards No. 115 “Accounting for Certain Investments in Debt and Equity Securities. EITF 99-20-1 is effective for reporting periods ending after December 15, 2008. The Company adopted EITF 99-20-1 for its year ended December 31, 2008. The adoption of  EITF 99-20-1 did not have an impact on the Company’s consolidated financial position or results of its operations.

Future adoption of new accounting pronouncements

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141(R), “Business Combinations” (“SFAS No. 141(R)”) and Statement of Financial Accounting Standards No. 160,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

“Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51” (“SFAS No. 160”). These statements change the accounting for and reporting of business combination transactions and noncontrolling (minority) interests in consolidated financial statements. Some of the significant changes include the recognition of one hundred percent of the fair value of assets acquired, liabilities assumed and non-controlling interest of acquired businesses; recognition of contingent consideration arrangements at their acquisition date fair values, with subsequent changes in fair value reflected in net income; recognition of acquisition related transaction costs as expense when incurred; and recognition of acquisition related restructuring cost accruals in acquisition accounting only if certain criteria are met as of the acquisition date. SFAS No. 141(R) and SFAS No. 160 are required to be adopted simultaneously and are effective for fiscal years beginning after December 15, 2008. The Company adopted the provisions of these statements for its fiscal year beginning January 1, 2009. The adoption of SFAS No. 141(R) and SFAS No. 160 did not have an impact on the Company’s consolidated financial position or results of its operations.

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”), which defers the effective date of SFAS 157 for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008. Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets. The Company adopted the provisions of FSP No. 157-2 on January 1, 2009. The adoption of FSP No. 157-2 did not have a material impact on the Company’s consolidated financial position or results of its operations.

In March 2008, the FASB issued Statement of Financial Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 applies to all derivative instruments and related hedged items accounted for under Statement of Financial Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”). SFAS No. 161 requires entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. SFAS No. 161 is effective for fiscal years beginning after November 15, 2008. The Company adopted the provisions of SFAS No. 161 for its fiscal year beginning January 1, 2009. The adoption of SFAS No. 161 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2008, the FASB issued Staff Position No. FAS 142-3, “Determination of the Useful Life of Intangible Assets” (“FAS No. 142-3”). FAS No. 142-3 amends the factors that must be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under FASB Statement of Financial Accounting Standards No. 142, “Goodwill and Other Intangible Assets.” In determining the useful life of an intangible asset for amortization purposes, an entity shall consider, among other things, the periods of expected cash flows, adjusted for certain entity-specific factors. FAS No. 142-3 is effective for fiscal years beginning after December 15, 2008. The Company adopted the provisions of FAS No. 142-3 for its fiscal year beginning January 1, 2009. The Company is evaluating the adoption of FAS No. 142-3.

In December 2008, the FASB issued Staff Position No. FAS 132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets” (“FSP No. FAS 132(R)-1”). FSP No. FAS 132(R)-1 requires additional disclosures about assets held in an employer’s defined benefit pension plan including disclosures regarding investment policies and strategies, categories of plan assets, fair value measurements of plan assets and significant concentrations of risk. The disclosure requirements of FSP No. FAS 132(R)-1 are effective for fiscal years ending after December 15, 2009. The Company adopted the provisions of FSP No. FAS 132(R)-1 for its fiscal year beginning January 1, 2009. The Company is evaluating the impact of adoption of FSP No. FAS 132(R)-1.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

6. Related Party Transactions

Included in the consolidated balance sheets at December 31, 2008 and 2007 are the following related party amounts:

	December 31,

	2008	2007

Reinsurance receivable	$425,369	$381,931
Policy reserves	2,393,013	2,493,511

Included in the consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 are the following related party amounts:

	Year Ended December 31,

	2008	2007	2006

Premium income, net of premiums ceded of $3,662, $1,391,518 and $4,827	$155,752	($ 1,146,908)	$275,169
Life and other policy benefits, net of reinsurance recoveries of $7,356, $737 and $3,325	120,999	103,765	100,575
Increase (decrease) in policy reserves	(42,180)	(1,539,777)	29,245

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2008, 2007 and 2006. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year Ended December 31,

	2008	2007	2006

Investment management revenue included in net investment income	$7,856	$7,959	$6,772
Administrative and underwriting expense reimbursements included as a reduction to general insurance expenses	1,092	1,255	1,399

Total	$8,948	$9,214	$8,171

The following table summarizes amounts due from parent and affiliates at December 31, 2008 and 2007:

			December 31,

Related party	Indebtedness	Due Date	2008	2007

GWL&A Financial Inc.	On account	On demand	$37,097	$25,932
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	716	521
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	2,079	1,370
Putnam Investments LLC	On account	On demand	207	1,315
The Great-West Life Assurance Company	On account	On demand	1,694	—

Total			$41,793	$29,138

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes amounts due to parent and affiliates at December 31, 2008 and 2007:

			December 31,

Related party	Indebtedness	Due Date	2008	2007

GWL&A Financial Inc. [1]	Surplus note	November 2034	$194,206	$194,194
GWL&A Financial Inc. [2]	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2009	4,701	5,095
Great-West Lifeco Finance LP	On account	On demand	—	582
The Great-West Life Assurance Company	On account	On demand	—	1,046
The Canada Life Assurance Company	On account	On demand	1,563	639

Total			$533,870	$534,956

1          A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,206 and $194,194 at December 31, 2008 and 2007, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

2          A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, $37,042 and $28,848 for the years ended December 31, 2008, 2007 and 2006, respectively.

On June 1, 2007, the Company’s Individual Markets segment terminated its reinsurance agreement with an affiliate, CLAC, pursuant to which it had assumed 80% of certain United States life, health and annuity business on a coinsurance and coinsurance with funds withheld basis. The Company recorded, at fair value, the following  in its consolidated balance sheet in connection with the termination of the reinsurance agreement:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Assets

Fixed maturities	($1,177,180)
Mortgage loans on real estate	(196,743)
Policy loans	(219,149)
Reinsurance receivable	(310,865)
Deferred policy acquisition costs and value of business acquired	(68,809)
Investment income due and accrued	(15,837)
Premiums in course of collection	(3,540)
Deferred income taxes	(18,274)

Total assets	($2,010,397)

Liabilities and Stockholder’s Equity

Policy reserves	($1,976,028)
Policy and contract claims	(20,256)
Policyholders’ funds	(20,464)
Provision for policyholder dividends	(31,841)
Undistributed earnings on participating business	8,161
Other liabilities	103

Total liabilities	(2,040,325)

Accumulated other comprehensive income	7,684
Retained earnings	22,244

Total stockholder’s equity	29,928

Total liabilities and stockholder’s equity	($2,010,397)

The Company recorded the following in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	($1,387,179)
Net investment income	58,569
Net realized losses on investments	(14,797)

Total revenues	(1,343,407)

Decrease in reserves	(1,453,145)
Provision for policyholders’ share of earnings on participating business	8,161
Amortization of deferred acquisition costs and value of business acquired	62,961

Total benefits and expenses	(1,382,023)

Income before income taxes	38,616
Income taxes	16,372

Net income	$22,244

On July 3, 2007, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”), a wholly-owned subsidiary of the Company, and CLAC amended their reinsurance agreement pursuant to which the Company assumed additional term life insurance from CLAC. As a result of this amendment, the Company recorded $33,677 in both premium income and increase in reserves in the consolidated statement of income. GWL&A Financial obtained two letters of credit for the benefit of the Company during December 2005 as collateral under the GWSC and CLAC reinsurance agreement for on-balance sheet policy liabilities and capital support. The first letter of credit is for $919,100 and renews automatically until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews automatically. At December 31, 2008 and 2007, there were no outstanding amounts related to these letters of credit.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

As a result of this amendment, the Company also recorded the following in its consolidated balance sheet:

Assets		Liabilities and Stockholder’s Equity
Reinsurance receivable	$33,677	Policy reserves	$33,677
	$33,677		$33,677

Included within reinsurance receivable in the consolidated balance sheets are $376,378 and $334,169 of funds withheld assets as of December 31, 2008 and 2007, respectively. CLAC pays the Company interest on the funds withheld balance at a rate of 4.55% per annum.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2008 and 2007, these purchases totaled $64,723 and $74,855 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $265,299 and $383,319 at December 31, 2008 and 2007, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

7. Summary of Investments

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2008:

	December 31, 2008

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$2,356,143	$81,084	$6,601	$2,430,626	$2,430,626
Obligations of U.S. states and their subdivisions	1,173,185	10,026	34,443	1,148,768	1,148,768
Foreign governments	1,140	12	—	1,152	1,152
Corporate debt securities	5,589,524	51,728	615,647	5,025,605	5,025,605
Mortgage-backed and asset-backed securities	4,274,683	6,183	913,481	3,367,385	3,367,385

Total fixed maturities	$13,394,675	$149,033	$1,570,172	$11,973,536	$11,973,536

Total equity investments	$16,330	$2,424	$964	$17,790	$17,790

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2007:

	December 31, 2007

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$2,701,076	$40,661	$7,287	$2,734,450	$2,734,450
Obligations of U.S. states and their subdivisions	1,213,378	61,168	1,129	1,273,417	1,273,417
Foreign governments	1,801	—	31	1,770	1,770
Corporate debt securities	5,327,480	90,847	94,403	5,323,924	5,323,924
Mortgage-backed and asset-backed securities	4,348,268	26,109	156,705	4,217,672	4,217,672

Total fixed maturities	$13,592,003	$218,785	$259,555	$13,551,233	$13,551,233

Total equity investments	$19,749	$10,414	$587	$29,576	$29,576

See Note 8 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2008, by contractual maturity date, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2008

	Amortized Cost	Estimated Fair Value

Maturing in one year or less	$1,000,913	$888,813
Maturing after one year through five years	2,673,517	2,568,925
Maturing after five years through ten years	1,783,396	1,675,416
Maturing after ten years	1,446,732	1,190,987
Mortgage-backed and asset-backed securities	6,490,117	5,649,395

	$13,394,675	$11,973,536

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Proceeds from sales	$2,696,635	$2,488,042	$5,944,439
Gross realized gains from sales	50,173	30,834	47,746
Gross realized losses from sales	(1,456)	(4,309)	(54,221)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates, sales of securities acquired in the current year and gains on repurchase agreement transactions.

The Company has fixed maturity securities with fair values in the amounts of $0 and $11,156 that have been non-income producing for the twelve months preceding December 31, 2008 and 2007, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. Counterparty credit risk was evaluated and considered immaterial to the valuation of derivatives at December 31, 2008. As the Company enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred.

Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company’s overall asset/liability matching program. Interest rate futures are used to hedge the risk of the change in the fair value of certain fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other at the expiration or termination of the agreement.

The Company’s use of derivatives treated as fair value hedges has been nominal during the last three years. Hedge ineffectiveness in the amounts of $0, $0 and $224 were recorded as an increase to net investment income during the years ended December 31, 2008, 2007 and 2006, respectively.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the agreement at each due date.

Hedge ineffectiveness in the amount of $1,510 and $606 was recorded as an increase to net investment income during the years ended December 31, 2008 and 2007, respectively. Hedge ineffectiveness in the amount of $89 was recorded as a decrease to net investment income during the year ended December 31, 2006.

Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. A derivative net gain in the amount of $4,732 was reclassified to net investment income during the year ended December 31, 2008 while a derivative net loss in the amount of $1,275 and a derivative net gain in the amount of $1,709 were reclassified to net investment income during the years ended December 31, 2007 and 2006, respectively.  As of December 31, 2008, the Company estimates that $11,475 of net derivative gains included in accumulated other comprehensive income will be reclassified into net income within the next twelve months.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio. Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS No. 133.

The Company occasionally purchases a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. The Company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument. If both of these are true, the Company has the option of separating the embedded derivative from the host contract and carrying it at its fair value or under SFAS No. 155, the Company may carry the entire hybrid instrument at fair value with gains and losses recognized in earnings.

During the years ended December 31, 2008, 2007 and 2006, decreases in the amounts of $0, $75 and $264, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2008 and 2007:

	December 31, 2008

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$325,966	0.44%-1.75%	March 2009- February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014- December 2016
Futures:
Thirty year U.S Treasury:
Short position	40,500	N/A	March 2009

	December 31, 2007

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$338,075	3.94%-4.70%	November 2008- February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014- December 2016
Futures:
Ten year U.S. Treasury:
Long position	30,900	N/A	March 2008

Mortgage loans – There were no impaired mortgage loans at December 31, 2008. The average balance of impaired loans during 2007 was $6,213 and the related allowance for credit losses was $6,213, leaving an impaired loan balance of $0 at December 31, 2007.

As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $0 and $6,223 at December 31, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Balance, January 1	$9,448	$15,661	$15,661
Release of provision	(614)	(6,213)	—

Balance, December 31	$8,834	$9,448	$15,661

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $17,790 and $29,576 at December 31, 2008 and 2007, respectively.

Limited partnership interests and limited liability corporation interests - At December 31, 2008 and 2007, the Company had $293,956 and $326,971, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2008 and 2007 were $33,289 and $18,849, respectively.

Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $37,220 and $35,539 at December 31, 2008 and 2007, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $32,788 and $84,851 and estimated fair values in the amounts of $41,321 and $90,087 were on loan under the program at December 31, 2008 and 2007, respectively. The Company was liable for collateral under its control in the amounts of $43,205 and $93,472 at December 31, 2008 and 2007, respectively.

Additionally, the fair value of margin deposits related to futures contracts was approximately $1,600 and $496 at December 31, 2008 and 2007, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as realized losses and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The assessment of whether an other-than-temporary impairment has occurred is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is significantly below cost.

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.

•	The decline in fair value has existed for an extended period of time.

•	A debt security has been downgraded by a credit rating agency.

•	The financial condition of the issuer has deteriorated.

•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses by class of investment at December 31, 2008 and 2007. The Company considers these investments to be only temporarily impaired:

	December 31, 2008

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$41,965	$2,042	$157,062	$4,559	$199,027	$6,601
Obligations of U.S. states and their subdivisions	662,723	28,728	65,697	5,715	728,420	34,443
Corporate debt securities	2,271,214	213,400	1,556,161	402,247	3,827,375	615,647
Mortgage-backed and asset-backed securities	1,143,410	205,615	2,038,847	707,866	3,182,257	913,481

Total fixed maturities	$4,119,312	$449,785	$3,817,767	$1,120,387	$7,937,079	$1,570,172

Equity investments	$2,451	$964	$—	$—	$2,451	$964

Total number of securities in an unrealized loss position	1,956		571		2,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	December 31, 2007

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$93,564	$1,035	$584,237	$6,252	$677,801	$7,287
Obligations of U.S. states and their subdivisions	18,748	427	83,482	702	102,230	1,129
Foreign governments	—	—	1,770	31	1,770	31
Corporate debt securities	483,359	19,290	1,907,778	75,113	2,391,137	94,403
Mortgage-backed and asset-backed securities	873,956	74,461	2,097,427	82,244	2,971,383	156,705

Total fixed maturities	$1,469,627	$95,213	$4,674,694	$164,342	$6,144,321	$259,555

Equity investments	$3,615	$587	$—	$—	$3,615	$587

Total number of securities in an unrealized loss position	133		667		800

Fixed maturity investments - Total unrealized losses increased by $1,310,617 from December 31, 2007 to 2008. This increase in unrealized losses is primarily due to the corporate debt securities and mortgage-backed and asset-backed securities classes and reflects market illiquidity and economic uncertainty in these markets during the past year.

Unrealized losses on mortgage-backed and asset-backed securities comprise $756,776 of this increase and are attributable to widening of credit spreads resulting from a lack of market liquidity. The market disruption has influenced valuations at December 31, 2008; however, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal. See Note 8 for additional discussion regarding fair valuation processes.

Unrealized losses on corporate debt securities increased $521,244 from December 31, 2007 to 2008. The valuation of these securities has also been significantly influenced by market conditions. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,

Corporate sector	2008	2007

Finance	51%	53%
Utility	20%	19%
Natural resources	9%	8%
Consumer	8%	10%
Transportation	4%	5%
Other	8%	5%

	100%	100%

Approximately $259,915 of the increase in unrealized losses was related to the finance industry. These unrealized losses were primarily related to securities in the insurance industry, and perpetual floating-interest-rate securities issued by Canadian and other foreign banks. Less than 5% (approximately $30,067 of the $615,647) of total unrealized losses on corporate debt securities was related to securities in the finance industry on which there has been a ratings downgrade since December 31, 2007. All of these securities, except one, representing $8,483 of the unrealized losses, are rated BBB or above.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Approximately $106,579 of the increase in unrealized losses since December 2007 was related to the utility industry. Less than 4% (approximately $21,371 of the $615,647) of the total unrealized losses on corporate debt securities was related to securities in the utility industry on which there has been a ratings downgrade since December 31, 2007. All of these securities are rated BBB or above.

Future changes in the fair value of these securities will be dependent upon the return of market liquidity and changes in general market conditions including interest rates and credit spread movements. While the decline in fair value has been increasing and many unrealized losses have existed for longer than twelve months, the Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities and has little bearing on whether the investment will be ultimately recoverable. Current liquidity conditions in the market place contribute to the uncertainty in the financial condition of the many issuers; however, the Company continually monitors its credit risk exposure to identify potential losses. The Company has the ability and intent to hold the securities with unrealized losses until a recovery of the fair value, which may be maturity; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Equity investments - The increase in unrealized losses of $377 from December 31, 2007 to 2008 is primarily related to issues in the financial services industry. At December 31, 2008, the Company is continuing to monitor conditions impacting the industry, as noted above, and has determined that these securities are not other-than-temporarily impaired.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments of $87,886, $34,485 and $6,094 during 2008, 2007 and 2006, respectively. Of the $87,886, $35,657 was related to the write-down of a security in the financial services industry backed by Lehman Brothers Holdings Inc. Additionally, $24,888 of the $87,886 was related to the write-down of securities in the automobile industry backed by General Motors Corporation. Of the $87,886 recorded during 2008, $4,372 was related to discontinued operations and $83,514 was related to continuing operations.

The Company recorded other-than-temporary impairment on equity securities of $3,512 during 2008. This was related to airline securities and a Washington Mutual, Inc. holding within a limited partnership investment. During 2007 and 2006, the Company recorded other-than-temporary impairments on equity securities in the amounts of $389 and $469, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

8. Fair Value Measurements

The following table summarizes the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2008 and 2007:

	December 31, 2008		December 31, 2007

Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Fixed maturities and short-term investments	$12,378,740	$12,378,740	$14,046,926	$14,046,926
Mortgage loans on real estate	1,380,101	1,373,015	1,199,976	1,212,221
Equity investments	17,790	17,790	29,576	29,576
Policy loans	3,979,094	3,979,094	3,767,872	3,767,872
Other investments	31,992	58,600	11,362	12,134
Derivative instruments	92,713	92,713	8,734	8,734
Collateral under securities lending agreements	43,205	43,205	93,472	93,472
Reinsurance receivable	8,144	8,144	4,856	4,856
Separate account assets	15,121,943	15,121,943	18,089,984	18,089,984

	December 31, 2008		December 31, 2007

Liabilities	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Annuity contract reserves without life contingencies	$6,736,101	$6,176,405	$5,998,749	$6,041,886
Policyholders’ funds	320,320	320,320	302,957	302,957
Repurchase agreements	202,079	202,079	138,537	138,537
Commercial paper	97,167	97,167	95,667	95,667
Payable under securities lending agreements	43,205	43,205	93,472	93,472
Derivative instruments	—	—	3,634	3,634
Notes payable	532,307	532,307	532,689	532,689
Separate account liabilities	15,121,943	15,121,943	18,089,984	18,089,984

Fixed maturity and equity securities

The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments consist of the Company’s percentage ownership of a foreclosed lease interest in an aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value. Also included in other investments is real estate held for investment. The estimated fair value is based on appraised value.

Derivative instruments

Included in other assets at December 31, 2008 and 2007 are derivative financial instruments in the amounts of $92,713 and $8,734, respectively. Included in other liabilities at December 31, 2008 and 2007 are derivative financial instruments in the amounts of $0 and $3,634, respectively. The estimated fair values of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at each year-end, taking into consideration current interest rates, counterparty credit risk and other relevant factors. Counterparty credit risk considerations were immaterial to the valuation of the derivatives as of December 31, 2008.

Reinsurance receivable

The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract reserves without life contingencies

The estimated fair values of annuity contract reserves without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with 30 days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Separate account assets and liabilities

Separate account assets and liabilities are adjusted to net asset value on a daily basis, which approximates fair value.

Fair value disclosures

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy in accordance with SFAS No. 157. The levels of the fair value hierarchy are described below.

•     Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•     Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from a pricing service. The list of inputs used by the pricing service is reviewed on a quarterly basis. The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data. Level 2 securities include those priced using a matrix which is based on credit quality and average life, U.S. government and agency securities, restricted stock, some private equities, certain fixed maturity investments and some over-the-counter derivatives.

•     Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models. Financial assets and liabilities utilizing Level 3 inputs include certain private equity, fixed maturity and over-the-counter derivative investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis December 31, 2008

Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Fixed maturities, available-for-sale	$—	$11,177,965	$795,571	$11,973,536
Fixed maturities, held for trading	—	38,834	—	38,834
Equity investments, available-for-sale	17,790	—	—	17,790
Short-term investments, available-for-sale	66,958	299,412	—	366,370
Collateral under securities lending agreements	43,205	—	—	43,205
Other assets [1]	—	89,489	3,224	92,713
Separate account assets [2]	9,080,928	5,355,100	532	14,436,560

Total assets	$9,208,881	$16,960,800	$799,327	$26,969,008

Liabilities

Total liabilities	$—	$—	$—	$—

[1]	Includes derivative financial instruments.

[2]	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

Total assets and liabilities in Level 3 increased by $280,849 from January 1 to December 31, 2008. The increase is primarily due to a change in pricing source for asset-backed securities backed by prime home improvement loans. The Company determined that the use of internal models was a better measurement of fair value for these securities.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities Year Ended December 31, 2008

	Fixed maturities available- for-sale	Equity investments available- for-sale	Collateral under securities lending agreements	Other assets and liabilities [1]	Separate accounts

Balance, January 1, 2008	$404,119	$244	$21,155	($2,265)	$95,225
Realized and unrealized gains and losses:
Gains (losses) included in net income	3,052	—	—	5	—
(Gains) losses included in other comprehensive income	(71,360)	—	—	5,484	(1,015)
Purchases, issuances and settlements	(19,337)	(244)	(21,155)	—	(5,574)
Transfers in (out) of Level 3	479,097	—	—	—	(88,104)

Balance, December 31, 2008	$795,571	$—	$—	$3,224	$532

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2008	$—	$—	$—	$5	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Realized and unrealized gains and losses included in net income for the year ended December 31, 2008 are reported in net realized gains (losses) on investments and net investment income as follows:

	Year Ended December 31, 2008

	Net realized gains (losses) on investments	Net investment income

Realized and unrealized gains and losses included in net income for the period	$3,052	$5

Non-recurring Level 3 assets and liabilities - At December 31, 2008, the Company held $16,097 of cost basis limited partnership interests which were impaired during the year based on underlying limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net realized gains (losses) on investments are impairments of $1,122 for the year ended December 31, 2008. The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2008.

9. Reinsurance

The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2008 and 2007, the reinsurance receivables had carrying values in the amounts of $546,491 and $505,107, respectively. Included in these amounts are $425,369 and $381,931 at December 31, 2008 and 2007, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2008 or 2007.

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2008:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$51,109,750	$32,332,557	$83,442,307
Reinsurance ceded	(11,655,940)	—	(11,655,940)
Reinsurance assumed	91,066,830	—	91,066,830

Net	$130,520,640	$32,332,557	$162,853,197

Percentage of amount assumed to net	69.8%	0.0%	55.9%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$371,952	($1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513

Net	$524,825	$311	$525,136

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2007:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$52,406,664	$31,359,824	$83,766,488
Reinsurance ceded	(12,229,471)	—	(12,229,471)
Reinsurance assumed	93,804,317	—	93,804,317

Net	$133,981,510	$31,359,824	$165,341,334

Percentage of amount assumed to net	70.0%	0.0%	56.7%

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$317,339	$5,058	$322,397
Reinsurance ceded	(1,406,752)	(25,608)	(1,432,360)
Reinsurance assumed	252,645	51	252,696

Net	($836,768)	($20,499)	($857,267)

The following table summarizes total premium income for the year ended, December 31, 2006:

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$316,689	$11,087	$327,776
Reinsurance ceded	(51,777)	(172)	(51,949)
Reinsurance assumed	306,572	53	306,625

Net	$571,484	$10,968	$582,452

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

10. Deferred Acquisition Costs (“DAC”) and Value of Business Acquired (“VOBA”)

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2008, 2007 and 2006:

	DAC	VOBA	Total

Balance, January 1, 2006	$416,815	$9,627	$426,442
Capitalized additions	60,187	46,032	106,219
Amortization and writedowns	(44,527)	(1,664)	(46,191)
Unrealized investment gains (losses)	18,740	(76)	18,664

Balance, December 31, 2006	451,215	53,919	505,134
Capitalized additions	73,062	—	73,062
Amortization and writedowns	(128,575)	(6,995)	(135,570)
Unrealized investment gains	1,121	118	1,239
Purchase accounting adjustment	—	(563)	(563)

Balance, December 31, 2007	396,823	46,479	443,302
Capitalized additions	65,108	—	65,108
Amortization and writedowns	(55,551)	2,852	(52,699)
Unrealized investment gains	251,940	6,380	258,320

Balance, December 31, 2008	$658,320	$55,711	$714,031

The estimated future amortization of VOBA for the years ended December 31, 2009 through December 31, 2013 is as follows:

Year Ended December 31,	Amount

2009	$1,894
2010	2,296
2011	2,628
2012	2,902
2013	3,129

11. Goodwill and Other Intangible Assets

The balances of and changes in goodwill, all of which is within the Retirement Services segment, for the years ended December 31, 2008 and 2007 are as follows:

Amount

Balance, January 1, 2007	$102,374
Purchase price accounting adjustment	(719)

Balance, December 31, 2007	101,655
Purchase price accounting adjustment	3,600

Balance, December 31, 2008	$105,255

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2008 and 2007:

	December 31, 2008

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$36,314	($7,249)	29,065
Preferred provider agreements	7,970	(3,211)	4,759

Total	$44,284	($10,460)	$33,824

	December 31, 2007

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$36,999	($4,154)	$32,845
Preferred provider agreements	7,970	($1,581)	6,389

Total	$44,969	($5,735)	$39,234

Amortization expense for other intangible assets included in general insurance expenses was $4,725, $4,699 and $497 for the years ended December 31, 2008, 2007 and 2006, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2009 through December 31, 2013 is as follows:

Year Ended December 31,	Amount

2009	$4,492
2010	4,004
2011	3,801
2012	3,597
2013	3,418

12. Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 22).

The following table provides information regarding the Company’s commercial paper program at December 31, 2008 and 2007:

	December 31,

	2008	2007

Commercial paper outstanding	$97,167	$95,667
Maturity range (days)	6 - 28	7 - 88
Interest rate range	0.6% - 2.4%	4.80% - 5.48%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

13. Stockholder’s Equity and Dividend Restrictions

At December 31, 2008 and 2007, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2008 and 2007.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2008, 2007 and 2006 are as follows:

	Year Ended December 31,

	2008	2007	2006

	(Unaudited)
Net income	$271,436	$562,309	$280,874
Capital and surplus	904,376	1,846,170	1,862,338

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the year ended December 31, 2008, the Company paid dividends in the amount of $1,772,293 to its parent company, GWL&A Financial, in part using the proceeds received from the sale of its Healthcare business as discussed in Note 2. During the years ended December 31, 2007 and 2006, the Company paid dividends in the amounts of $604,983 and $249,395, respectively.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2008 were $904,376 and $750,998, respectively. GWLA may pay up to $750,998 (unaudited) of dividends during the year ended December 31, 2009 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

14. Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$85,494	($29,923)	$55,571
Unrealized holding gains (losses) arising during the year	(1,431,239)	496,555	(934,684)
Less: reclassification adjustment for (gains) losses realized in net income	38,978	(10,989)	27,989

Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Reserve, DAC and VOBA adjustments	254,180	(88,963)	165,217

Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)

Other comprehensive income (loss)	($1,168,353)	$407,198	($761,155)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$12,317	($4,311)	$8,006
Unrealized holding gains (losses) arising during the year	3,833	(1,342)	2,491
Less: reclassification adjustment for (gains) losses realized in net income	3,098	(1,084)	2,014

Net unrealized gains (losses)	19,248	(6,737)	12,511
Reserve, DAC and VOBA adjustments	(4,013)	1,405	(2,608)

Net unrealized gains (losses)	15,235	(5,332)	9,903
Employee benefit plan adjustment	53,843	(18,845)	34,998

Other comprehensive income (loss)	$69,078	($24,177)	$44,901

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	($7,805)	$2,732	($5,073)
Unrealized holding gains (losses) arising during the year	(52,398)	18,339	(34,059)
Less: reclassification adjustment for gains (losses) realized in net income	3,535	(1,237)	2,298

Net unrealized gains (losses)	(56,668)	19,834	(36,834)
Reserve, DAC and VOBA adjustments	19,785	(6,925)	12,860

Net unrealized gains (losses)	(36,883)	12,909	(23,974)
Employee benefit plan adjustment	1,521	(532)	989

Other comprehensive income (loss)	($35,362)	$12,377	($22,985)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

15. Net Investment Income and Realized Gains (Losses) on Investments

The following table summarizes net investment income for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Investment income:
Fixed maturity and short-term investments	$766,625	$782,013	$780,272
Equity investments	1,240	2,260	5,794
Mortgage loans on real estate	73,838	66,994	79,316
Policy loans	218,687	205,772	208,511
Limited partnership interests	2,601	10,887	13,818
Interest on funds withheld balances under reinsurance agreements	14,413	21,199	49,952
Change in fair value of an embedded derivative contained in a reinsurance agreement	—	(5,521)	(18,986)
Other, including interest income (expense) from related parties of ($444), $5,240 and $22,505	14,331	71,734	6,986

	1,091,735	1,155,338	1,125,663
Investment expenses	(13,266)	(15,797)	(15,527)

Net investment income	$1,078,469	$1,139,541	$1,110,136

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Net realized gains (losses):
Fixed maturity and short-term investments	($30,797)	($9,570)	($8,978)
Equity investments	(4,162)	(48)	(2,768)
Mortgage loans on real estate	2,568	3,202	2,725
Limited partnership interests	1,112	(38)	(835)
Other	9,583	590	(123)
Provision for mortgage impairments, net of recoveries	—	3,836	514

Net realized gains (losses) on investments	($21,696)	($2,028)	($9,465)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

16. General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Compensation	$282,502	$281,670	$251,345
Commissions	118,978	128,003	103,488
Premium and other taxes	25,704	21,366	19,209
Capitalization of DAC	(65,108)	(73,062)	(60,186)
Rent, net of sublease income	3,875	5,752	7,873
Other	63,744	68,697	45,586

Total general insurance expenses	$429,695	$432,426	$367,315

17. Employee Benefit Plans

On December 31, 2006, the Company adopted the recognition and disclosure provisions of SFAS No. 158. SFAS No. 158 required the Company to recognize the funded status (i.e., the difference between the fair value of plan assets and the projected benefit obligations for the Defined Benefit Pension Plan or the accumulated post retirement benefit obligation for the Post-Retirement Medical Plan) of its pension plan and post retirement medical plan beginning in its December 31, 2006 statement of financial position, with a corresponding adjustment to accumulated other comprehensive income, net of tax. The adjustment to accumulated other comprehensive income at adoption represents the net unrecognized actuarial losses, unrecognized prior service costs and unrecognized transition obligation remaining from the initial adoption of Statement of Financial Accounting Standards No. 87, “Employer’s Accounting for Pensions” (“SFAS No. 87”) all of which were previously netted against the plan’s funded status in the Company’s statement of financial position pursuant to the provisions of SFAS No. 87. These amounts will be subsequently recognized as net periodic pension cost pursuant to the Company’s historical accounting policy for amortizing such amounts. Further, actuarial gains and losses that arise in subsequent periods and are not recognized as net periodic pension cost in the same periods will be recognized as a component of other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income at the time of adoption of SFAS No. 158.

Defined Benefit Pension and Post-Retirement Medical Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was signed into law. Under the Act, which took effect on January 1, 2006, employers who sponsor post-retirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post-retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees once they become Medicare eligible.

Prior to the adoption of the measurement provisions of SFAS No. 158 for its year ended December 31, 2008, the Company utilized a November 30 measurement date for the Defined Benefit Pension and Post-Retirement Medical plans. Upon adoption of the measurement provision of SFAS No. 158, the Company changed the measurement date to correspond to the end of its fiscal year, December 31. The impact of adopting the measurement date provisions of SFAS No. 158 was a decrease to stockholder’s equity of $206. Prepaid benefit costs and intangible assets are included in other assets and accrued benefit costs and unfunded status amounts are included in other liabilities in the accompanying consolidated balance sheets.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension and Post-Retirement Medical plans as of the years ended December 31, 2008 and 2007:

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Change in projected benefit obligation:
Benefit obligation, January 1	$278,246	$300,773	$26,207	$25,647
Service cost	5,743	9,685	1,263	2,050
Interest cost	18,356	17,293	1,254	1,489
Actuarial (gain) loss	23,200	(41,275)	(2,327)	(2,007)
Benefits paid	(10,217)	(8,230)	(1,344)	(971)
Curtailments	(14,165)	—	(8,855)	—
Other	2,220	—	285	—

Benefit obligation, December 31	$303,383	$278,246	$16,483	$26,208

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Change in plan assets:
Value of plan assets, January 1	$274,452	$256,533	$—	$—
Actual return (loss) on plan assets	(73,765)	22,849	—	—
Employer contributions	11,500	3,300	1,344	971
Benefits paid	(10,217)	(8,230)	(1,344)	(971)

Value of plan assets, December 31	$201,970	$274,452	$—	$—

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Funded (under funded) status at December 31	($101,413)	($3,794)	($16,483)	($26,208)

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Amounts recognized in consolidated balance sheets:
Prepaid benefit cost (accrued benefit liability)	$15,507	$7,880	($31,408)	($51,663)
Accumulated other comprehensive income	(116,920)	(11,674)	14,925	25,455

The accumulated benefit obligation for the Defined Benefit Pension Plan was $289,525 and $260,147 at December 31, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2008:

	Defined benefit pension plan		Post-retirement medical plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	($120,948)	($78,616)	$1,834	$1,192
Net prior service (cost) credit	(388)	(252)	13,091	8,509
Net transition asset (obligation)	4,416	2,870	—	—

	($116,920)	($75,998)	$14,925	$9,701

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2009:

	Defined benefit pension plan		Post-retirement medical plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	($10,655)	($6,926)	$—	$—
Net prior service (cost) credit	(88)	(57)	1,650	1,072
Net transition asset (obligation)	1,514	984	—	—

	($9,229)	($5,999)	$1,650	$1,072

The expected benefit payments for the Company’s Defined Benefit Pension and Post-Retirement Medical Plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan

2009	$12,235	$1,634
2010	12,127	1,703
2011	12,496	1,767
2012	13,231	1,776
2013	13,800	1,710
2014 through 2018	80,769	7,581

Net periodic (benefit) cost of the Defined Benefit Pension Plan and the Post-Retirement Medical Plan included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 includes the following components:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	Defined benefit pension plan

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$5,743	$9,685	$9,406
Interest cost	18,356	17,293	15,970
Expected return on plan assets	(20,499)	(20,166)	(16,835)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	120	218	462
Amortization of loss from earlier periods	679	4,877	5,447

Net periodic cost	$2,885	$10,393	$12,936

	Post-retirement medical plan

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$1,263	$2,050	$1,851
Interest cost	1,254	1,489	1,309
Amortization of unrecognized prior service cost	(2,169)	(3,727)	(3,727)
Amortization of loss from earlier periods	85	651	633

Net periodic cost	$433	$463	$66

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension Plan and the Post-Retirement Medical Plan for the years ended December 31, 2008, 2007 and 2006:

	Defined benefit pension plan

	2008	2007	2006

Discount rate	6.40%	6.75%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.94%	3.19%	3.19%

	Post-retirement medical plan

	2008	2007	2005

Discount rate	6.40%	6.75%	5.75%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan. For measurement purposes, an 8.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$2,863	($2,221)
Increase (decrease) on post-retirement benefit obligation	345	(296)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2008 and 2007:

	December 31,

	2008	2007

Equity securities	62%	73%
Debt securities	30%	25%
Other	8%	2%

Total	100%	100%

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2009:

December 31, 2009

Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2009. The Company made a contribution in the amount of $11,500 to its Defined Benefit Pension Plan during the year ended December 31, 2008. The Company expects to contribute approximately $1,634 to its Post-Retirement Medical Plan during the year ended December 31, 2009. The Company will make a contribution at least equal to the minimum contribution of $8,625 to its Defined Benefit Pension Plan during the year ended December 31, 2009.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672 and post-retirement medical plan benefits of $19,346 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

Supplemental executive retirement plans - The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company’s expense for these plans was $4,214, $4,869 and $4,942 for the years ended December 31, 2008, 2007 and 2006, respectively. The liability associated with these plans was $45,765 and $41,676 at December 31, 2008 and 2007, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following tables summarize changes in the benefit obligations, plan assets and funded status for the Company’s Supplemental Executive Retirement Plans for the years ended December 31, 2008 and 2007:

	2008	2007

Change in projected benefit obligation:
Benefit obligation, January 1	$41,676	$46,085
Service cost	665	1,044
Interest cost	2,735	2,589
Actuarial (gain) loss	3,578	(6,136)
Regular benefits paid	(1,761)	(1,906)
Special termination benefits	2,053	—
Curtailments	(3,181)	—

Benefit obligation, December 31	$45,765	$41,676

	December 31,

	2008	2007

Change in plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	1,761	1,906
Benefits paid	(1,761)	(1,906)

Fair value of plan assets, December 31	$—	$—

	December 31,

	2008	2007

Underfunded status	($45,765)	($41,676)
Accumulated other comprehensive expense (income)	(7,676)	(7,368)

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2008:

	Gross	Net of tax

Net prior service (cost) credit	($2,755)	($1,790)
Net gain (loss)	(4,921)	(3,199)

	($7,676)	($4,989)

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs for the Supplemental Executive Retirement Plans during the year ended December 31, 2009:

	Gross	Net of tax

Net prior service (cost) credit	$675	$439
Net gain (loss)	—	—

	$675	$439

The expected benefit payments for the Company’s Supplemental Executive Retirement Plans for the years indicated are estimated as follows:

2009	$2,100
2010	2,273
2011	2,518
2012	2,514
2013	2,509
2014 through 2018	17,944

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Net periodic cost of the Supplemental Executive Retirement Plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 includes the following components:

	Year Ended December 31,

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$665	$1,044	$964
Interest cost	2,735	2,589	2,564
Amortization of unrecognized prior service cost	814	986	1,024
Amortization of loss from earlier periods	—	250	390

Net periodic cost	$4,214	$4,869	$4,942

The following table presents the assumptions used in determining benefit obligations for the Supplemental Executive Retirement Plans for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Discount rate	6.40%	6.75%	5.75%
Rate of compensation increase	6.00%	6.00%	6.00%

During the second quarter of 2008, the Company recorded supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2008, 2007 and 2006 were $7,384, $9,573 and $8,825, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $16,752 and $17,934 at December 31, 2008 and 2007, respectively. The participant deferrals earned interest at the average rates of 7.06% and 6.50% during the years ended December 31, 2008 and 2007, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.41% to 8.30% for retired participants. Interest expense related to this plan was $1,224, $1,261 and $1,295 for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $4,369 and $5,257 at December 31, 2008 and 2007, respectively. The participant deferrals earned interest at the average rate of 4.5% and 4.6% during the years ended December 31, 2008

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

and 2007, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $233, $258 and $269 for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $9,238 and $14,533 at December 31, 2008 and 2007, respectively. Unrealized (losses) gains on invested participant deferrals were ($3,709), $997 and $1,556 for the years ended December 31, 2008, 2007 and 2006, respectively.

18. Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year Ended December 31,

	2008	2007	2006

Current	$14,828	$60,813	$35,892
Deferred	81,010	57,978	36,711

Total income tax provision from continuing operations	$95,838	$118,791	$72,603

The following table presents reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(1.4%)	(1.6%)	(2.5%)
Tax credits	(2.5%)	(2.8%)	(4.8%)
State income taxes net of federal benefit	1.1%	0.5%	0.7%
Provision for policyholders’ share of earnings on participating business	(13.2%)	2.0%	1.2%
Prior period adjustment	(0.3%)	1.4%	(1.8%)
Other, net	(1.0%)	(1.4%)	0.4%

Effective federal income tax rate from continuing operations	17.7%	33.1%	28.2%

Included above in the provision for policyholder’s share of earnings on participating business is the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

The Company adopted the provisions of Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized an $87,427 increase in the liability for unrecognized tax benefits, of which $6,195 was accounted for as a reduction to the January 1, 2007 balance of retained earnings, $4,505 was accounted for as a reduction to a liability previously accounted for under Statement of Financial Accounting

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Standards No. 5 “Accounting for Contingencies”, and $76,727 was accounted for as an increase related to temporary items. During the year ended December 31, 2008, the Company recognized $6,600 in unrecognized tax benefits relating to FIN 48. The Company does not expect any material changes relating to unrecognized tax benefits within the next twelve months.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2008 and 2007 is as follows:

Balance, January 1, 2007	$87,427
Additions for tax positions in the current year	3,957
Additions for tax positions in prior years	21,749
Reductions for tax positions in prior years	(51,847)

Balance, December 31, 2007	61,286
Additions for tax positions in the current year	6,600
Reductions for tax positions in current year	(1,935)
Additions for tax positions in prior years	17,349
Reductions for tax positions in prior years	(23,221)

Balance, December 31, 2008	$60,079

Included in the unrecognized tax benefits of $60,079 at December 31, 2008 was $5,126 of tax benefits that, if recognized, would increase the annual effective tax rate. Also included in the balance at December 31, 2008 is $54,953 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $6,916 and $1,300 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2008 and 2007, respectively. The Company had approximately $12,548 and $5,632 accrued for the payment of interest and penalties at December 31, 2008 and 2007, respectively.

The Company files income tax returns in the U.S federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S federal, state and local income tax examinations by tax authorities for years 2004 and prior. The Company has been notified by the IRS that they will soon begin an examination; however the specific companies and tax years to be audited have not been determined. The Company does not expect significant increases or decreases to the unrecognized tax benefits in 2009. Also, the Company does not expect significant increases or decreases relating to state and local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2008 and 2007, are as follows:

	December 31,

	2008		2007

	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Policyholder reserves	$—	$105,049	$—	$13,443
Deferred acquisition costs	—	144,069	—	55,081
Investment assets	542,104	—	—	37,360
Policyholder dividends	20,298	—	30,750	—
Net operating loss carryforward	267,074	—	220,032	—
Pension plan accrued benefit liability	39,571	—	—	—
Goodwill	—	19,833	—	—
Other	—	22,297	54,564	—

Total deferred taxes	$869,047	$291,248	$305,346	$105,884

Amounts presented for investment assets above include $400,339 and ($3,082) related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2008 and 2007, respectively.

As discussed in Note 1, the Company completed an in depth analysis of its deferred tax balances during 2008 and identified deferred tax balances aggregating $43,914 that required correction.  The prior period adjustment represents the correction of deferred tax balances related to previous years.  The adjustment was not considered to be material to beginning retained earnings or to any individual prior period.

The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the GWL&A Financial consolidated federal income tax return. As of December 31, 2008, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount

2025	$371,058
2026	113,002
2027	136,443
2028	102,249

Total	$722,752

Included in due from parent and affiliates at December 31, 2008 and 2007 is $37,097 and $31,376, respectively, of income taxes receivable from GWL&A Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2008 and 2007 is $31,205 and $135 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

19. Segment Information

The Company has three business segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.

The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

As discussed in Note 2, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment. The segment reporting for prior periods has been restated to reflect these changes in business segments.

The accounting policies of each of the business segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. All material inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information for the year ended and as of December 31, 2008:

	Year Ended December 31, 2008

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)

Total revenues	1,114,070	712,247	184,814	2,011,131

Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	324,500	88,996	522,198

Total benefits and expenses	998,669	554,448	(83,331)	1,469,786

Income from continuing operations before income taxes	115,401	157,799	268,145	541,345
Income tax expense	35,846	41,023	18,969	95,838

Income from continuing operations	$79,555	$116,776	$249,176	$445,507

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	December 31, 2008

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$10,653,738	$5,935,760	$1,492,175	$18,081,673
Other assets	1,678,000	934,902	235,023	2,847,925
Separate account assets	4,718,758	10,403,185	—	15,121,943

Assets from continuing operations	17,050,496	17,273,847	1,727,198	36,051,541
Assets from discontinued operations				124,089

Total assets	$17,050,496	$17,273,847	$1,727,198	$36,175,630

The following tables summarize segment financial information for the year ended and as of December 31, 2007:

	Year Ended December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	($1,027,417)	$4,729	$165,421	($857,267)
Fee income	69,535	388,959	4,771	463,265
Net investment income	759,037	350,382	30,122	1,139,541
Net realized gains (losses) on investments	(8,081)	4,885	1,168	(2,028)

Total revenues	(206,926)	748,955	201,482	743,511

Benefits and expenses:
Policyholder benefits	(577,592)	224,413	128,315	(224,864)
Operating expenses	190,721	338,677	80,311	609,709

Total benefits and expenses	(386,871)	563,090	208,626	384,845

Income (loss) from continuing operations before income taxes	179,945	185,865	(7,144)	358,666
Income tax expense	59,863	58,474	454	118,791

Income (loss) from continuing operations	$120,082	$127,391	($7,598)	$239,875

	December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$11,157,282	$5,899,077	$2,326,324	$19,382,683
Other assets	1,230,189	650,426	256,498	2,137,113
Separate account assets	4,607,371	13,482,613	—	18,089,984

Assets from continuing operations	16,994,842	20,032,116	2,582,822	39,609,780
Assets from discontinued operations				724,766

Total assets	$16,994,842	$20,032,116	$2,582,822	$40,334,546

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes segment financial information for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$446,662	$10,661	$125,129	$582,452
Fee income	42,780	293,784	4,808	341,372
Net investment income	766,350	304,139	39,647	1,110,136
Net realized losses on investments	(3,561)	(5,105)	(799)	(9,465)

Total revenues	1,252,231	603,479	168,785	2,024,495

Benefits and expenses:
Policyholder benefits	1,010,613	194,928	115,180	1,320,721
Operating expenses	100,845	274,223	72,061	447,129

Total benefits and expenses	1,111,458	469,151	187,241	1,767,850

Income (loss) from continuing operations before income taxes	140,773	134,328	(18,456)	256,645
Income tax expense	48,648	30,181	(6,226)	72,603

Income (loss) from continuing operations	$92,125	$104,147	($12,230)	$184,042

20. Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements, with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

The Company adopted the provisions of Statement of Financial Accounting Standards No. 123R, “Share-Based Payment” (“SFAS No. 123R”) on January 1, 2006, applying the modified prospective transition method of adoption.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2008, 2007 and 2006. Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income. Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statements of income.

	Year ended December 31,

	2008	2007	2006

Continuing operations	$3,143	$3,816	$4,525
Discontinued operations	1,980	—	—

	$5,123	$3,816	$4,525

Under the modified prospective transition method, share-based compensation cost related to the unvested portion of awards outstanding at the time of adoption of SFAS No. 123R is recognized in earnings rateably over the future vesting periods of the awards. For share-based compensation awards that are granted or modified after the adoption of SFAS No. 123R, compensation cost is recognized in earnings using the accelerated attribution method permitted under SFAS No. 123R.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time. At December 31, 2008, the Company had $4,348, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015. The weighted average period over which these costs will be recognized in earnings is 2.3 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2008. The options granted relate to underlining stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted Average

	Shares Under Option	Exercise Price (Whole Dollars)	Remaining Contractual Term (Years)	Aggregate Intrinsic Value [1]

Outstanding, January 1, 2008	4,548,111	$21.85
Granted	535,000	25.18
Exercised	(669,370)	10.81
Cancelled/expired	(96,200)	29.21

Outstanding, December 31, 2008	4,317,541	19.47	5.3	$8,444

Vested and expected to vest, December 31, 2008	4,292,598	$19.44	5.3	$8,444

Exercisable, December 31, 2008	3,162,141	$16.84	4.1	$8,444

¹ The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2008 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2008:

Year Ended December 31, 2008

Weighted average fair value of options granted	$2.83
Intrinsic value of options exercised [1]	11,280
Fair value of options vested	4,383

¹ The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The fair value of each option granted during the year ended December 31, 2008 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Dividend yield	3.76%
Expected volitility	14.81%
Risk free interest rate	3.36%
Expected duration (years)	8.0

21. Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2008, scheduled related party debt principal repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2009 through 2013 and thereafter:

Year Ended December 31,	Related Party Notes	Operating Leases	Total Debt and Lease Obligations

2009	$—	$16,402	$16,402
2010	—	8,899	8,899
2011	—	1,322	1,322
2012	—	831	831
2013	—	166	166
Thereafter	528,400	4	528,404

22. Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

The Company has entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent upon various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted statutory net worth of $900,000 plus 50% of its statutory net income, if positive, for each quarter ending after June 30, 2008. The Company had no borrowings under the credit facility at either December 31, 2008 or 2007 and was in compliance with all covenants.

The Company makes commitments to fund partnership interests and other investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2008 and 2007 were $49,334 and $97,201, respectively, all of which is due within one year from the dates indicated.

23. Subsequent Event

On February 9, 2009, the Company’s Board of Directors declared a dividend in the amount of $24,682 to be paid during the first quarter of 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2008

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$255,148	$403,172	$—	$658,320
Future policy benefits, losses, claims and expenses	11,151,558	6,568,078	320,641	18,040,277
Unearned premium reserves	65,371	—	—	65,371
Other policy claims and benefits payable	657,352	306	25,264	682,922
Premium income	377,525	2,291	145,321	525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	34,470	—	55,551
Other operating expenses	87,621	290,030	88,996	466,647

	As of and for the year ended December 31, 2007

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$143,839	$252,984	$—	$396,823
Future policy benefits, losses, claims and expenses	11,044,711	5,990,779	277,220	17,312,710
Unearned premium reserves	63,985	—	—	63,985
Other policy claims and benefits payable	852,505	267	—	852,772
Premium income	(1,027,417)	4,729	165,421	(857,267)
Net investment income	759,037	350,382	30,122	1,139,541
Benefits, claims, losses and settlement expenses	(577,592)	224,413	128,315	(224,864)
Amortization of deferred acquisition costs	104,345	24,230	—	128,575
Other operating expenses	86,376	314,447	80,311	481,134

	For the year ended December 31, 2006

Operations:	Individual Markets	Retirement Services	Other	Total

Premium income	$446,662	$10,661	$125,129	$582,452
Net investment income	766,350	304,139	39,647	1,110,136
Benefits, claims, losses and settlement expenses	1,010,613	194,928	115,180	1,320,721
Amortization of deferred acquisition costs	23,785	20,739	—	44,524
Other operating expenses	77,060	253,484	72,061	402,605

FutureFunds Series Account of Great-West Life & Annuity Insurance Company

Financial Statements for the Years Ended December 31, 2008 and 2007

and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Contract Owners of

FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2008, and the related statements of operations for the period presented in Appendix A, the statements of changes in net assets for the periods presented in Appendix A, and the financial highlights included in Note 5 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2008, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 31, 2009

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets and Liabilities As Of	Statements of Operations Period	Statements of Changes in Net Assets Periods
AIM Dynamics Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM Large Cap Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM Small Cap Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American Balanced Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American Midcap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century Equity Income Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century Income & Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Funds Growth Fund of America R-3 Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Artisan International Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Columbia Asset Allocation Fund Variable Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Columbia Mid Cap Value Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
Davis New York Venture Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Capital Appreciation Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Fidelity VIP Contrafund Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Fidelity VIP Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Franklin Small-Mid Cap Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Worldwide Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities As Of	Statements of Operations Period	Statements of Changes in Net Assets Periods
Janus Twenty Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Worldwide Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Jensen Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Legg Mason Value Trust	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Mainstay Small Cap Opportunity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Aggressive Profile I Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Ariel Midcap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Ariel Small-Cap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Bernstein International Equity Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Bond Index Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Conservative Profile I Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Index 600 Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim INVESCO ADR Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Loomis Sayles Bond Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Loomis Sayles Small-Cap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Moderate Profile I Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Moderately Aggressive Profile I Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Moderately Conservative Profile I Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Money Market Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim Small-Cap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities As Of	Statements of Operations Period	Statements of Changes in Net Assets Periods
Maxim Stock Index Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim T.Rowe Price Equity/Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim T. Rowe Price MidCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Maxim U.S. Government Securities Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
MFS Core Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Oppenheimer Capital Appreciation Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Oppenheimer Global Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO Total Return Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Equity Income VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Putnam High Yield Advantage Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
Putnam International Capital Opportunities Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
Ridgeworth Small Cap Growth Stock Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
Royce Total Return Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
RS Emerging Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
RS Select Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen American Value Fund	December 31, 2008	Period from May 27, 2008 to December 31, 2008	Period from May 27, 2008 to December 31, 2008
Van Kampen Comstock Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AIM DYNAMICS FUND	AIM LARGE CAP GROWTH FUND	AIM SMALL CAP GROWTH FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND

ASSETS:
Investments at market value (1)	$1,082,392	$481,977	$609,576	$1,856,217	$9,287,084	$10,035,037
Investment income due and accrued						25,338
Purchase payments receivable		67			9,717
Due from Great West Life & Annuity Insurance Company

Total assets	1,082,392	482,044	609,576	1,856,217	9,296,801	10,060,375

LIABILITIES:
Redemptions payable			1,001			4,048
Due to Great West Life & Annuity Insurance Company	146	62	83	246	1,179	1,104

Total liabilities	146	62	1,084	246	1,179	5,152

NET ASSETS	$1,082,246	$481,982	$608,492	$1,855,971	$9,295,622	$10,055,223

NET ASSETS REPRESENTED BY:
Accumulation units	$1,082,246	$481,982	$608,492	$1,855,971	$9,295,622	$10,055,223
Contracts in payout phase

NET ASSETS	$1,082,246	$481,982	$608,492	$1,855,971	$9,295,622	$10,055,223

ACCUMULATION UNITS OUTSTANDING	254,030	101,497	69,094	197,788	1,051,198	639,287

UNIT VALUE (ACCUMULATION)	$4.26	$4.75	$8.81	$9.38	$8.84	$15.73

(1) Cost of investments:	$1,154,350	$655,707	$996,412	$2,825,602	$23,970,618	$13,592,793
Shares of investments:	85,768	58,635	36,220	214,840	1,319,188	1,666,950

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA R-3 PORTFOLIO	ARTISAN INTERNATIONAL FUND	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND

ASSETS:
Investments at market value (1)	$159,450	$5,420,117	$12,510,744	$138,412	$625,477	$3,946,247
Investment income due and accrued
Purchase payments receivable		20,646	28,429		5,108	10,904
Due from Great West Life & Annuity Insurance Company

Total assets	159,450	5,440,763	12,539,173	138,412	630,585	3,957,151

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	16	451	1,266	14	18	285

Total liabilities	16	451	1,266	14	18	285

NET ASSETS	$159,434	$5,440,312	$12,537,907	$138,398	$630,567	$3,956,866

NET ASSETS REPRESENTED BY:
Accumulation units	$159,434	$5,440,312	$12,537,907	$138,398	$630,567	$3,956,866
Contracts in payout phase

NET ASSETS	$159,434	$5,440,312	$12,537,907	$138,398	$630,567	$3,956,866

ACCUMULATION UNITS OUTSTANDING	20,711	749,963	1,574,610	12,633	103,957	574,471

UNIT VALUE (ACCUMULATION)	$7.70	$7.25	$7.96	$10.96	$6.07	$6.89

(1) Cost of investments:	$229,368	$8,128,387	$22,720,908	$212,940	$828,799	$5,915,961
Shares of investments:	8,614	268,323	836,280	14,851	74,109	166,579

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JANUS FUND

ASSETS:
Investments at market value (1)	$5,687,908	$22,958,853	$50,780,402	$69,698	$1,103,564	$49,650
Investment income due and accrued
Purchase payments receivable	15,206		43,744		33
Due from Great West Life & Annuity Insurance Company

Total assets	5,703,114	22,958,853	50,824,146	69,698	1,103,597	49,650

LIABILITIES:
Redemptions payable		5,165
Due to Great West Life & Annuity Insurance Company	515	2,905	6,323	7	132	5

Total liabilities	515	8,070	6,323	7	132	5

NET ASSETS	$5,702,599	$22,950,783	$50,817,823	$69,691	$1,103,465	$49,645

NET ASSETS REPRESENTED BY:
Accumulation units	$5,702,599	$22,950,783	$50,817,823	$69,691	$1,103,465	$49,645
Contracts in payout phase

NET ASSETS	$5,702,599	$22,950,783	$50,817,823	$69,691	$1,103,465	$49,645

ACCUMULATION UNITS OUTSTANDING	586,216	1,810,872	3,950,719	13,103	128,019	10,458

UNIT VALUE (ACCUMULATION)	$9.73	$12.67	$12.86	$5.32	$8.62	$4.75

(1) Cost of investments:	$8,574,409	$40,603,935	$81,857,179	$128,656	$1,681,547	$61,321
Shares of investments:	379,194	1,491,803	2,158,113	3,435	57,268	2,583

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON VALUE TRUST	MAINSTAY SMALL CAP OPPORTUNITY FUND	MAXIM AGGRESSIVE PROFILE I PORTFOLIO

ASSETS:
Investments at market value (1)	$3,690,891	$1,244,158	$1,301,043	$2,376,660	$303,227	$82,259,720
Investment income due and accrued
Purchase payments receivable					175	23,049
Due from Great West Life & Annuity Insurance Company

Total assets	3,690,891	1,244,158	1,301,043	2,376,660	303,402	82,282,769

LIABILITIES:
Redemptions payable			924	1,842
Due to Great West Life & Annuity Insurance Company	512	160	145	312	19	1,611

Total liabilities	512	160	1,069	2,154	19	1,611

NET ASSETS	$3,690,379	$1,243,998	$1,299,974	$2,374,506	$303,383	$82,281,158

NET ASSETS REPRESENTED BY:
Accumulation units	$3,690,379	$1,243,998	$1,299,974	$2,374,506	$303,383	$82,281,158
Contracts in payout phase

NET ASSETS	$3,690,379	$1,243,998	$1,299,974	$2,374,506	$303,383	$82,281,158

ACCUMULATION UNITS OUTSTANDING	699,737	293,217	148,777	383,626	51,993	6,701,397

UNIT VALUE (ACCUMULATION)	$5.27	$4.24	$8.74	$6.19	$5.84	$12.28

(1) Cost of investments:	$3,269,935	$1,692,577	$1,765,135	$5,729,930	$363,552	$141,304,675
Shares of investments:	85,855	41,849	67,798	81,309	33,249	13,077,857

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO	MAXIM BOND INDEX PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO

ASSETS:
Investments at market value (1)	$29,738,314	$28,950,836	$22,247,876	$17,555,150	$42,622,753	$15,298,010
Investment income due and accrued
Purchase payments receivable	8,671	6,103		107,122	31,613	21,321
Due from Great West Life & Annuity Insurance Company

Total assets	29,746,985	28,956,939	22,247,876	17,662,272	42,654,366	15,319,331

LIABILITIES:
Redemptions payable			210
Due to Great West Life & Annuity Insurance Company	3,771	866	2,854	1,459	925	1,534

Total liabilities	3,771	866	3,064	1,459	925	1,534

NET ASSETS	$29,743,214	$28,956,073	$22,244,812	$17,660,813	$42,653,441	$15,317,797

NET ASSETS REPRESENTED BY:
Accumulation units	$29,743,214	$28,956,073	$22,244,812	$17,660,813	$42,653,441	$15,317,797
Contracts in payout phase

NET ASSETS	$29,743,214	$28,956,073	$22,244,812	$17,660,813	$42,653,441	$15,317,797

ACCUMULATION UNITS OUTSTANDING	1,575,727	2,111,619	1,778,668	1,156,841	2,904,840	877,595

UNIT VALUE (ACCUMULATION)	$18.88	$13.71	$12.51	$15.27	$14.68	$17.45

(1) Cost of investments:	$77,696,632	$66,477,629	$52,121,547	$17,207,911	$51,951,590	$23,565,086
Shares of investments:	44,385,543	6,520,459	3,958,697	1,354,564	5,210,606	2,592,883

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MAXIM INVESCO ADR PORTFOLIO	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

ASSETS:
Investments at market value (1)	$8,933,404	$55,874,375	$9,544,642	$237,318,185	$211,939,665	$57,010,013
Investment income due and accrued
Purchase payments receivable	2,815	21,785	8,476	185,943	101,259	26,717
Due from Great West Life & Annuity Insurance Company

Total assets	8,936,219	55,896,160	9,553,118	237,504,128	212,040,924	57,036,730

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	730	2,604	896	5,445	3,738	1,112

Total liabilities	730	2,604	896	5,445	3,738	1,112

NET ASSETS	$8,935,489	$55,893,556	$9,552,222	$237,498,683	$212,037,186	$57,035,618

NET ASSETS REPRESENTED BY:
Accumulation units	$8,935,489	$55,893,556	$9,552,222	$237,498,683	$212,037,186	$57,035,618
Contracts in payout phase

NET ASSETS	$8,935,489	$55,893,556	$9,552,222	$237,498,683	$212,037,186	$57,035,618

ACCUMULATION UNITS OUTSTANDING	703,056	2,965,076	645,628	16,296,747	15,179,998	4,022,573

UNIT VALUE (ACCUMULATION)	$12.71	$18.85	$14.80	$14.57	$13.97	$14.18

(1) Cost of investments:	$16,042,506	$75,160,161	$14,798,295	$322,584,213	$318,187,052	$73,598,928
Shares of investments:	938,383	6,278,020	734,203	30,900,805	29,683,427	7,280,972

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MAXIM MONEY MARKET PORTFOLIO	MAXIM SMALL-CAP GROWTH PORTFOLIO	MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

ASSETS:
Investments at market value (1)	$103,599,813	$13,115,443	$178,057,276	$50,864,115	$62,268,251	$41,080,785
Investment income due and accrued	299
Purchase payments receivable	90,413			30,723		135,270
Due from Great West Life & Annuity Insurance Company			106,534

Total assets	103,690,525	13,115,443	178,163,810	50,894,838	62,268,251	41,216,055

LIABILITIES:
Redemptions payable		1,616	82,644		10,692
Due to Great West Life & Annuity Insurance Company	129,027	1,646	23,576	8,863	2,087	5,353

Total liabilities	129,027	3,262	106,220	8,863	12,779	5,353

NET ASSETS	$103,561,498	$13,112,181	$178,057,590	$50,885,975	$62,255,472	$41,210,702

NET ASSETS REPRESENTED BY:
Accumulation units	$103,257,462	$13,112,181	$177,880,794	$50,872,771	$62,255,472	$41,210,702
Contracts in payout phase	304,036		176,796	13,204

NET ASSETS	$103,561,498	$13,112,181	$178,057,590	$50,885,975	$62,255,472	$41,210,702

ACCUMULATION UNITS OUTSTANDING	5,727,944	990,424	7,331,638	2,670,474	3,672,128	2,128,007

UNIT VALUE (ACCUMULATION)	$18.03	$13.24	$24.26	$19.05	$16.95	$19.37

(1) Cost of investments:	$103,599,813	$21,560,108	$331,248,269	$82,063,216	$99,753,539	$40,626,798
Shares of investments:	103,599,813	1,150,477	13,770,864	4,825,817	6,033,745	3,414,862

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MFS CORE GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND

ASSETS:
Investments at market value (1)	$176,994	$2,252,280	$7,768,804	$14,212,245	$1,154,041	$184,102
Investment income due and accrued				65,271
Purchase payments receivable		12,628	36,468	21,681	1,060	581
Due from Great West Life & Annuity Insurance Company

Total assets	176,994	2,264,908	7,805,272	14,299,197	1,155,101	184,683

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	20	279	797	1,692	131	16

Total liabilities	20	279	797	1,692	131	16

NET ASSETS	$176,974	$2,264,629	$7,804,475	$14,297,505	$1,154,970	$184,667

NET ASSETS REPRESENTED BY:
Accumulation units	$176,974	$2,264,629	$7,804,475	$14,297,505	$1,154,970	$184,667
Contracts in payout phase

NET ASSETS	$176,974	$2,264,629	$7,804,475	$14,297,505	$1,154,970	$184,667

ACCUMULATION UNITS OUTSTANDING	22,077	317,333	803,906	1,072,152	112,265	24,907

UNIT VALUE (ACCUMULATION)	$8.02	$7.14	$9.71	$13.34	$10.29	7.41

(1) Cost of investments:	$236,893	$3,740,699	$13,267,677	$14,805,160	$1,794,108	$220,938
Shares of investments:	14,103	80,988	202,947	1,401,602	75,625	44,149

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS EMERGING GROWTH FUND	RS SELECT GROWTH FUND	VAN KAMPEN AMERICAN VALUE FUND

ASSETS:
Investments at market value (1)	$114,837	$5,389,985	$269,137	$1,091,503	$179,010	$117,446
Investment income due and accrued
Purchase payments receivable	55	4,813	589			1,254
Due from Great West Life & Annuity Insurance Company

Total assets	114,892	5,394,798	269,726	1,091,503	179,010	118,700

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	10	591	32	154	22	5

Total liabilities	10	591	32	154	22	5

NET ASSETS	$114,882	$5,394,207	$269,694	$1,091,349	$178,988	$118,695

NET ASSETS REPRESENTED BY:
Accumulation units	$114,882	$5,394,207	$269,694	$1,091,349	$178,988	$118,695
Contracts in payout phase

NET ASSETS	$114,882	$5,394,207	$269,694	$1,091,349	$178,988	$118,695

ACCUMULATION UNITS OUTSTANDING	21,998	692,640	39,575	310,293	24,441	19,152

UNIT VALUE (ACCUMULATION)	$5.22	$7.79	$6.81	$3.52	$7.32	6.20

(1) Cost of investments:	$158,599	$9,253,114	$324,061	$1,361,659	$267,522	$151,588
Shares of investments:	5,987	574,625	39,521	49,389	11,871	7,250

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	VAN KAMPEN COMSTOCK FUND	TOTAL FUTUREFUNDS SERIES ACCOUNT
		(UNAUDITED)

ASSETS:
Investments at market value (1)	$1,116,314	$1,438,024,108
Investment income due and accrued		90,908
Purchase payments receivable	1,919	1,016,357
Due from Great West Life & Annuity Insurance Company		106,534

Total assets	1,118,233	1,439,237,907

LIABILITIES:
Redemptions payable		108,142
Due to Great West Life & Annuity Insurance Company	90	217,841

Total liabilities	90	325,983

NET ASSETS	$1,118,143	$1,438,911,924

NET ASSETS REPRESENTED BY:
Accumulation units	$1,118,143	$1,438,417,888
Contracts in payout phase		494,036

NET ASSETS	$1,118,143	$1,438,911,924

ACCUMULATION UNITS OUTSTANDING	162,555

UNIT VALUE (ACCUMULATION)	$6.88

(1) Cost of investments:	$1,715,745	$2,203,805,752
Shares of investments:	102,886

The accompanying notes are an integral part of these financial statements.		(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AIM DYNAMICS FUND	AIM LARGE CAP GROWTH FUND	AIM SMALL CAP GROWTH FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND

INVESTMENT INCOME:
Dividends	$0	$0	$0	$67,485	$28,786	$392,198

EXPENSES:
Mortality and expense risk	18,483	6,517	10,072	26,108	170,336	98,260

NET INVESTMENT INCOME (LOSS)	(18,483)	(6,517)	(10,072)	41,377	(141,550)	293,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	141,526	(1,695)	(52,091)	(61,245)	(1,214,322)	(269,369)
Realized gain distributions	0	0	31,091	321,371	5,978,453	0

Net realized gain (loss)	141,526	(1,695)	(21,000)	260,126	4,764,131	(269,369)

Change in net unrealized depreciation
on investments	(1,192,373)	(305,529)	(433,431)	(1,276,818)	(18,730,755)	(2,744,762)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,069,330)	$(313,741)	$(464,503)	$(975,315)	$(14,108,174)	$(2,720,193)

INVESTMENT INCOME RATIO (2008)				2.59%	0.17%	3.37%

INVESTMENT INCOME RATIO (2007)				2.09%		2.43%

INVESTMENT INCOME RATIO (2006)				1.57%		2.49%

INVESTMENT INCOME RATIO (2005)		0.03%		1.68%		2.12%

INVESTMENT INCOME RATIO (2004)				1.52%		2.48%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA R-3 PORTFOLIO	ARTISAN INTERNATIONAL FUND	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND
					(1)

INVESTMENT INCOME:
Dividends	$4,032	$42,879	$145,979	$5,314	$4,222	$34,939

EXPENSES:
Mortality and expense risk	1,817	37,759	142,725	1,235	350	25,334

NET INVESTMENT INCOME	2,215	5,120	3,254	4,079	3,872	9,605

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(47,955)	(116,093)	348,225	(1,583)	(7,479)	(65,448)
Realized gain distributions	0	0	548,487	19,169	0	0

Net realized gain (loss)	(47,955)	(116,093)	896,712	17,586	(7,479)	(65,448)

Change in net unrealized depreciation
on investments	(46,424)	(2,697,153)	(11,342,115)	(76,905)	(203,322)	(2,044,867)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(92,164)	$(2,808,126)	$(10,442,149)	$(55,240)	$(206,929)	$(2,100,710)

INVESTMENT INCOME RATIO (2008)	1.67%	0.87%	0.87%	3.23%	1.14%	0.95%

INVESTMENT INCOME RATIO (2007)	1.47%	0.81%	0.70%	2.02%		0.78%

INVESTMENT INCOME RATIO (2006)	1.91%	0.91%	1.62%	2.56%		0.70%

INVESTMENT INCOME RATIO (2005)	1.84%		1.86%	2.47%

INVESTMENT INCOME RATIO (2004)	2.17%		0.67%	2.24%

(1) The portfolio commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JANUS FUND

INVESTMENT INCOME:
Dividends	$58,712	$332,123	$651,055	$0	$20,527	$457

EXPENSES:
Mortality and expense risk	48,955	322,151	773,543	735	15,247	453

NET INVESTMENT INCOME (LOSS)	9,757	9,972	(122,488)	(735)	5,280	4

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(192,854)	(93,646)	(1,049,591)	(1,194)	(61,670)	1,123
Realized gain distributions	0	953,738	0	212	0	0

Net realized gain (loss)	(192,854)	860,092	(1,049,591)	(982)	(61,670)	1,123

Change in net unrealized depreciation
on investments	(2,121,382)	(18,434,424)	(47,448,286)	(50,707)	(907,078)	(30,979)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,304,479)	$(17,564,360)	$(48,620,365)	$(52,424)	$(963,468)	$(29,852)

INVESTMENT INCOME RATIO (2008)	0.86%	1.01%	0.80%		1.20%	0.76%

INVESTMENT INCOME RATIO (2007)	0.72%	0.96%	0.82%		0.78%	0.43%

INVESTMENT INCOME RATIO (2006)	0.77%	1.29%	0.40%		1.72%	0.32%

INVESTMENT INCOME RATIO (2005)	0.79%	0.27%	0.51%	0.17%	1.27%	0.07%

INVESTMENT INCOME RATIO (2004)	0.98%	0.31%	0.26%		0.94%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON VALUE TRUST	MAINSTAY SMALL CAP OPPORTUNITY FUND	MAXIM AGGRESSIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Dividends	$740	$16,974	$15,884	$0	$7,840	$868,453

EXPENSES:
Mortality and expense risk	61,802	19,632	15,706	46,887	3,254	171,224

NET INVESTMENT INCOME (LOSS)	(61,062)	(2,658)	178	(46,887)	4,586	697,229

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	393,166	27,755	42,268	(568,815)	(295,889)	(461,424)
Realized gain distributions	0	0	43,000	294,263	0	8,976,028

Net realized gain (loss)	393,166	27,755	85,268	(274,552)	(295,889)	8,514,604

Change in net unrealized appreciation (depreciation)
on investments	(3,182,236)	(1,159,088)	(684,325)	(3,244,038)	88,966	(63,015,937)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,850,132)	$(1,133,991)	$(598,879)	$(3,565,477)	$(202,337)	$(53,804,104)

INVESTMENT INCOME RATIO (2008)	0.01%	0.85%	0.88%		1.31%	0.78%

INVESTMENT INCOME RATIO (2007)	0.22%	0.47%	0.63%		0.94%	1.15%

INVESTMENT INCOME RATIO (2006)	0.58%	1.24%	0.62%			2.26%

INVESTMENT INCOME RATIO (2005)	0.20%	1.05%	0.58%			1.06%

INVESTMENT INCOME RATIO (2004)	0.03%	0.68%	0.38%			1.66%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO	MAXIM BOND INDEX PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,021,178	$588,040	$619,173	$756,492	$1,778,536	$173,197

EXPENSES:
Mortality and expense risk	437,103	103,639	406,429	103,325	80,028	155,605

NET INVESTMENT INCOME	584,075	484,401	212,744	653,167	1,698,508	17,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	344,299	(1,447,371)	(1,613,802)	(173,259)	(313,268)	359,737
Realized gain distributions	33,784,860	7,853,518	2,022,218	0	1,053,360	1,549,100

Net realized gain (loss)	34,129,159	6,406,147	408,416	(173,259)	740,092	1,908,837

Change in net unrealized appreciation (depreciation)
on investments	(56,277,382)	(32,752,218)	(29,424,277)	439,698	(9,230,048)	(9,172,697)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(21,564,148)	$(25,861,670)	$(28,803,117)	$919,606	$(6,791,448)	$(7,246,268)

INVESTMENT INCOME RATIO (2008)	2.30%	1.29%	1.45%	4.59%	3.88%	0.88%

INVESTMENT INCOME RATIO (2007)	0.46%	0.55%	1.46%	4.32%	3.03%	0.62%

INVESTMENT INCOME RATIO (2006)	0.57%	0.23%	2.90%	4.29%	3.18%	0.47%

INVESTMENT INCOME RATIO (2005)	0.50%	0.61%	1.87%	3.95%	3.16%	0.54%

INVESTMENT INCOME RATIO (2004)	0.26%	0.19%	1.37%	4.24%	3.03%	0.36%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MAXIM INVESCO ADR PORTFOLIO	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Dividends	$292,679	$5,438,689	$24,378	$7,333,763	$6,426,193	$1,970,640

EXPENSES:
Mortality and expense risk	78,573	251,640	88,625	500,909	359,837	95,403

NET INVESTMENT INCOME (LOSS)	214,106	5,187,049	(64,247)	6,832,854	6,066,356	1,875,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(10,135)	156,895	(252,607)	(957,951)	(1,125,248)	(568,953)
Realized gain distributions	808,195	362,488	125,797	14,671,821	14,495,005	2,336,220

Net realized gain (loss)	798,060	519,383	(126,810)	13,713,870	13,369,757	1,767,267

Change in net unrealized depreciation
on investments	(6,636,067)	(22,276,909)	(4,410,498)	(93,304,030)	(110,362,417)	(16,364,112)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,623,901)	$(16,570,477)	$(4,601,555)	$(72,757,306)	$(90,926,304)	$(12,721,608)

INVESTMENT INCOME RATIO (2008)	2.72%	7.74%	0.21%	2.64%	2.47%	3.11%

INVESTMENT INCOME RATIO (2007)	1.83%	7.25%	0.09%	2.20%	2.14%	2.49%

INVESTMENT INCOME RATIO (2006)	1.74%	5.55%	0.49%	2.76%	3.06%	2.70%

INVESTMENT INCOME RATIO (2005)	1.48%	7.35%	0.39%	2.16%	1.99%	2.38%

INVESTMENT INCOME RATIO (2004)	1.76%	7.56%	0.17%	2.63%	2.21%	2.69%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MAXIM MONEY MARKET PORTFOLIO	MAXIM SMALL-CAP GROWTH PORTFOLIO	MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,021,948	$0	$4,201,084	$1,934,474	$0	$1,751,199

EXPENSES:
Mortality and expense risk	1,045,384	193,822	2,586,506	765,848	234,095	376,686

NET INVESTMENT INCOME (LOSS)	976,564	(193,822)	1,614,578	1,168,626	(234,095)	1,374,513

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	0	(806,831)	(16,423,081)	(740,083)	364,224	(57,047)
Realized gain distributions	0	0	6,229,288	5,545,314	6,046,499	0

Net realized gain (loss)	0	(806,831)	(10,193,793)	4,805,231	6,410,723	(57,047)

Change in net unrealized appreciation (depreciation)
on investments	0	(9,159,216)	(105,624,736)	(37,799,788)	(49,194,152)	757,788

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$976,564	$(10,159,869)	$(114,203,951)	$(31,825,931)	$(43,017,524)	$2,075,254

INVESTMENT INCOME RATIO (2008)	1.89%		1.66%	2.63%		4.50%

INVESTMENT INCOME RATIO (2007)	4.58%		1.29%	1.73%	0.05%	4.51%

INVESTMENT INCOME RATIO (2006)	4.50%		1.30%	1.60%	0.16%	4.81%

INVESTMENT INCOME RATIO (2005)	2.66%		1.22%	1.54%		4.25%

INVESTMENT INCOME RATIO (2004)	0.92%		1.39%	1.59%		4.07%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MFS CORE GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND
						(1)

INVESTMENT INCOME:
Dividends	$0	$0	$166,710	$678,088	$40,671	$5,521

EXPENSES:
Mortality and expense risk	2,354	31,018	83,588	119,903	14,041	263

NET INVESTMENT INCOME (LOSS)	(2,354)	(31,018)	83,122	558,185	26,630	5,258

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	2,392	92,423	(24,518)	(55,259)	(115,233)	(1,304)
Realized gain distributions	14,751	0	556,172	657,947	96,772	0

Net realized gain (loss)	17,143	92,423	531,654	602,688	(18,461)	(1,304)

Change in net unrealized depreciation
on investments	(120,958)	(2,089,104)	(5,825,174)	(733,853)	(587,541)	(36,836)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(106,169)	$(2,027,699)	$(5,210,398)	$427,020	$(579,372)	$(32,882)

INVESTMENT INCOME RATIO (2008)			1.65%	4.84%	2.57%	5.29%

INVESTMENT INCOME RATIO (2007)			1.12%	4.85%	2.29%

INVESTMENT INCOME RATIO (2006)			0.81%	4.43%	2.35%

INVESTMENT INCOME RATIO (2005)		0.64%	0.92%	4.24%	2.12%

INVESTMENT INCOME RATIO (2004)			1.01%	2.13%	2.17%

(1) The portfolio commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS EMERGING GROWTH FUND	RS SELECT GROWTH FUND	VAN KAMPEN AMERICAN VALUE FUND
	(1)		(1)			(1)

INVESTMENT INCOME:
Dividends	$2,527	$0	$4,158	$0	$0	$456

EXPENSES:
Mortality and expense risk	370	60,571	766	18,284	2,780	513

NET INVESTMENT INCOME (LOSS)	2,157	(60,571)	3,392	(18,284)	(2,780)	(57)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(35,256)	(1,616,611)	(21,549)	33,345	(3,771)	(54,375)
Realized gain distributions	0	0	148	0	0	1,463

Net realized gain (loss)	(35,256)	(1,616,611)	(21,401)	33,345	(3,771)	(52,912)

Change in net unrealized depreciation
on investments	(43,762)	(1,932,436)	(54,924)	(1,043,050)	(160,784)	(34,142)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(76,861)	$(3,609,618)	$(72,933)	$(1,027,989)	$(167,335)	$(87,111)

INVESTMENT INCOME RATIO (2008)	1.87%		2.43%			0.29%

INVESTMENT INCOME RATIO (2007)

INVESTMENT INCOME RATIO (2006)

INVESTMENT INCOME RATIO (2005)

INVESTMENT INCOME RATIO (2004)

(1) The portfolio commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	VAN KAMPEN COMSTOCK FUND	TOTAL FUTUREFUNDS SERIES ACCOUNT
		(UNAUDITED)

INVESTMENT INCOME:
Dividends	$25,573	$39,953,966

EXPENSES:
Mortality and expense risk	8,206	10,224,699

NET INVESTMENT INCOME	17,367	29,729,267

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(173,966)	(28,846,463)
Realized gain distributions	12,350	115,389,098

Net realized gain (loss)	(161,616)	86,542,635

Change in net unrealized depreciation
on investments	(454,560)	(785,192,153)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(598,809)	$(668,920,251)

INVESTMENT INCOME RATIO (2008)	1.98%

INVESTMENT INCOME RATIO (2007)	1.64%

INVESTMENT INCOME RATIO (2006)	0.86%

INVESTMENT INCOME RATIO (2005)

INVESTMENT INCOME RATIO (2004)

The accompanying notes are an integral part of these financial statements.		(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM DYNAMICS FUND		AIM LARGE CAP GROWTH FUND		AIM SMALL CAP GROWTH FUND
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(18,483)	$(26,676)	$(6,517)	$(9,159)	$(10,072)	$(15,019)
Net realized gain (loss)	141,526	160,372	(1,695)	22,541	(21,000)	215,693
Change in net unrealized appreciation (depreciation)
on investments	(1,192,373)	128,749	(305,529)	108,432	(433,431)	(52,673)

Increase (decrease) in net assets resulting
from operations	(1,069,330)	262,445	(313,741)	121,814	(464,503)	148,001

CONTRACT TRANSACTIONS:
Purchase payments	18,600	9,047	6,832	3,984	5,608	0
Redemptions	(140,257)	(185,932)	(59,770)	(164,787)	(110,738)	(208,445)
Transfers, net	(222,907)	(47,494)	(23,454)	(33,386)	(122,851)	(116,982)
Contract maintenance charges	(1,053)	(1,462)	(248)	(290)	(395)	(496)
Adjustments to net assets allocated to contracts
in payout phase

Decrease in net assets resulting from
contract transactions	(345,617)	(225,841)	(76,640)	(194,479)	(228,376)	(325,923)

Total increase (decrease) in net assets	(1,414,947)	36,604	(390,381)	(72,665)	(692,879)	(177,922)

NET ASSETS:
Beginning of period	2,497,193	2,460,589	872,363	945,028	1,301,371	1,479,293

End of period	$1,082,246	$2,497,193	$481,982	$872,363	$608,492	$1,301,371

CHANGES IN UNITS OUTSTANDING:
Units issued	26,472	27,138	13,439	11,223	2,213	13,894
Units redeemed	(85,795)	(54,242)	(24,647)	(38,288)	(22,414)	(36,528)

Net decrease	(59,323)	(27,104)	(11,208)	(27,065)	(20,201)	(22,634)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	ALGER AMERICAN BALANCED PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41,377	$36,420	$(141,550)	$(225,046)	$293,938	$228,212
Net realized gain (loss)	260,126	278,330	4,764,131	3,175,502	(269,369)	1,724,570
Change in net unrealized appreciation (depreciation)
on investments	(1,276,818)	55,085	(18,730,755)	2,647,062	(2,744,762)	(1,801,570)

Increase (decrease) in net assets resulting
from operations	(975,315)	369,835	(14,108,174)	5,597,518	(2,720,193)	151,212

CONTRACT TRANSACTIONS:
Purchase payments	38,063	34,533	1,227,804	1,219,905	1,287,925	1,579,389
Redemptions	(319,079)	(465,431)	(1,328,512)	(2,125,531)	(1,228,054)	(1,538,833)
Transfers, net	(213,599)	(146,758)	(2,304,027)	1,945,724	(1,051,055)	(918,552)
Contract maintenance charges	(1,698)	(2,044)	(6,843)	(6,958)	(3,105)	(4,197)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(496,313)	(579,700)	(2,411,578)	1,033,140	(994,289)	(882,193)

Total increase (decrease) in net assets	(1,471,628)	(209,865)	(16,519,752)	6,630,658	(3,714,482)	(730,981)

NET ASSETS:
Beginning of period	3,327,599	3,537,464	25,815,374	19,184,716	13,769,705	14,500,686

End of period	$1,855,971	$3,327,599	$9,295,622	$25,815,374	$10,055,223	$13,769,705

CHANGES IN UNITS OUTSTANDING:
Units issued	17,923	43,913	213,644	424,948	146,917	292,226
Units redeemed	(59,802)	(90,348)	(365,498)	(397,372)	(191,614)	(357,408)

Net increase (decrease)	(41,879)	(46,435)	(151,854)	27,576	(44,697)	(65,182)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AMERICAN CENTURY INCOME & GROWTH FUND		AMERICAN FUNDS GROWTH FUND OF AMERICA R-3 PORTFOLIO		ARTISAN INTERNATIONAL FUND
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,215	$2,837	$5,120	$(2,961)	$3,254	$(45,274)
Net realized gain (loss)	(47,955)	88,932	(116,093)	314,934	896,712	4,066,450
Change in net unrealized appreciation (depreciation)
on investments	(46,424)	(89,294)	(2,697,153)	(28,198)	(11,342,115)	(1,315,286)

Increase (decrease) in net assets resulting
from operations	(92,164)	2,475	(2,808,126)	283,775	(10,442,149)	2,705,890

CONTRACT TRANSACTIONS:
Purchase payments	5,203	12,607	1,318,143	611,261	2,390,928	1,558,179
Redemptions	(52,868)	(325,136)	(499,370)	(394,413)	(1,718,997)	(2,167,728)
Transfers, net	18,851	(24,626)	3,799,419	929,437	1,490,343	4,679,599
Contract maintenance charges	0	0	(10,415)	(4,348)	(15,729)	(5,411)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(28,814)	(337,155)	4,607,777	1,141,937	2,146,545	4,064,639

Total increase (decrease) in net assets	(120,978)	(334,680)	1,799,651	1,425,712	(8,295,604)	6,770,529

NET ASSETS:
Beginning of period	280,412	615,092	3,640,661	2,214,949	20,833,511	14,062,982

End of period	$159,434	$280,412	$5,440,312	$3,640,661	$12,537,907	$20,833,511

CHANGES IN UNITS OUTSTANDING:
Units issued	8,612	2,304	587,092	266,529	759,570	842,024
Units redeemed	(11,517)	(29,952)	(141,623)	(164,878)	(599,887)	(554,346)

Net increase (decrease)	(2,905)	(27,648)	445,469	101,651	159,683	287,678

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES		COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND
	2008	2007	2008	2008	2007
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,079	$3,412	$3,872	$9,605	$(1,609)
Net realized gain (loss)	17,586	55,395	(7,479)	(65,448)	116,397
Change in net unrealized appreciation (depreciation)
on investments	(76,905)	(30,740)	(203,322)	(2,044,867)	(26,711)

Increase (decrease) in net assets resulting
from operations	(55,240)	28,067	(206,929)	(2,100,710)	88,077

CONTRACT TRANSACTIONS:
Purchase payments	11	10,184	63,415	849,710	457,968
Redemptions	(23,128)	(190,561)	(10,313)	(252,140)	(281,895)
Transfers, net	7,159	3,373	785,831	2,388,689	786,238
Contract maintenance charges	0	0	(1,437)	(7,109)	(2,608)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(15,958)	(177,004)	837,496	2,979,150	959,703

Total increase (decrease) in net assets	(71,198)	(148,937)	630,567	878,440	1,047,780

NET ASSETS:
Beginning of period	209,596	358,533	0	3,078,426	2,030,646

End of period	$138,398	$209,596	$630,567	$3,956,866	$3,078,426

CHANGES IN UNITS OUTSTANDING:
Units issued	826	1,133	113,347	457,137	258,913
Units redeemed	(1,804)	(12,750)	(9,390)	(149,487)	(174,654)

Net increase (decrease)	(978)	(11,617)	103,957	307,650	84,259

(1) The portfolio commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	FEDERATED CAPITAL APPRECIATION FUND		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,757	$(8,478)	$9,972	$(20,340)	$(122,488)	$(149,996)
Net realized gain (loss)	(192,854)	1,489,683	860,092	11,083,508	(1,049,591)	127,784
Change in net unrealized appreciation (depreciation)
on investments	(2,121,382)	(934,161)	(18,434,424)	(5,359,166)	(47,448,286)	22,955,893

Increase (decrease) in net assets resulting
from operations	(2,304,479)	547,044	(17,564,360)	5,704,002	(48,620,365)	22,933,681

CONTRACT TRANSACTIONS:
Purchase payments	974,926	698,102	3,156,245	2,995,403	3,985,220	4,256,909
Redemptions	(520,273)	(418,720)	(3,343,389)	(4,068,444)	(7,712,890)	(11,926,076)
Transfers, net	1,002,396	135,538	(419,372)	1,384,478	(4,788,605)	(3,790,089)
Contract maintenance charges	(10,845)	(2,669)	(11,758)	(11,333)	(27,965)	(29,928)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	1,446,204	412,251	(618,274)	300,104	(8,544,240)	(11,489,184)

Total increase (decrease) in net assets	(858,275)	959,295	(18,182,634)	6,004,106	(57,164,605)	11,444,497

NET ASSETS:
Beginning of period	6,560,874	5,601,579	41,133,417	35,129,311	107,982,428	96,537,931

End of period	$5,702,599	$6,560,874	$22,950,783	$41,133,417	$50,817,823	$107,982,428

CHANGES IN UNITS OUTSTANDING:
Units issued	311,650	194,133	392,918	558,749	586,815	1,044,282
Units redeemed	(207,093)	(164,872)	(425,551)	(573,582)	(982,343)	(1,515,019)

Net increase (decrease)	104,557	29,261	(32,633)	(14,833)	(395,528)	(470,737)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	FRANKLIN SMALL-MID CAP GROWTH FUND		JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		JANUS FUND
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(735)	$(1,015)	$5,280	$(2,336)	$4	$(274)
Net realized gain (loss)	(982)	23,061	(61,670)	32,638	1,123	9,438
Change in net unrealized appreciation (depreciation)
on investments	(50,707)	(7,628)	(907,078)	129,071	(30,979)	3,795

Increase (decrease) in net assets resulting
from operations	(52,424)	14,418	(963,468)	159,373	(29,852)	12,959

CONTRACT TRANSACTIONS:
Purchase payments	0	5,280	92,554	147,922	10	2,751
Redemptions	(5,360)	(9,896)	(170,980)	(197,937)	(5,019)	(33,744)
Transfers, net	1,031	1,947	(198,900)	200,459	8,562	(947)
Contract maintenance charges	0	0	(567)	(618)	0	0
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(4,329)	(2,669)	(277,893)	149,826	3,553	(31,940)

Total increase (decrease) in net assets	(56,753)	11,749	(1,241,361)	309,199	(26,299)	(18,981)

NET ASSETS:
Beginning of period	126,444	114,695	2,344,826	2,035,627	75,944	94,925

End of period	$69,691	$126,444	$1,103,465	$2,344,826	$49,645	$75,944

CHANGES IN UNITS OUTSTANDING:
Units issued	192	4,075	15,521	32,656	1,636	618
Units redeemed	(653)	(4,148)	(36,791)	(24,406)	(732)	(4,720)

Net increase (decrease)	(461)	(73)	(21,270)	8,250	904	(4,102)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS TWENTY FUND		JANUS WORLDWIDE FUND		JENSEN PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(61,062)	$(56,618)	$(2,658)	$(16,355)	$178	$(6,403)
Net realized gain	393,166	428,756	27,755	153,166	85,268	105,492
Change in net unrealized appreciation (depreciation)
on investments	(3,182,236)	1,632,728	(1,159,088)	110,079	(684,325)	21,620

Increase (decrease) in net assets resulting
from operations	(2,850,132)	2,004,866	(1,133,991)	246,890	(598,879)	120,709

CONTRACT TRANSACTIONS:
Purchase payments	0	0	5,618	0	179,387	434,290
Redemptions	(613,993)	(689,041)	(222,916)	(337,571)	(213,500)	(228,302)
Transfers, net	(207,862)	(326,120)	(123,073)	(202,869)	(210,783)	(160,635)
Contract maintenance charges	(3,817)	(3,834)	(1,114)	(1,348)	(837)	(882)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(825,672)	(1,018,995)	(341,485)	(541,788)	(245,733)	44,471

Total increase (decrease) in net assets	(3,675,804)	985,871	(1,475,476)	(294,898)	(844,612)	165,180

NET ASSETS:
Beginning of period	7,366,183	6,380,312	2,719,474	3,014,372	2,144,586	1,979,406

End of period	$3,690,379	$7,366,183	$1,243,998	$2,719,474	$1,299,974	$2,144,586

CHANGES IN UNITS OUTSTANDING:
Units issued	23,153	53,587	26,183	28,586	58,636	99,429
Units redeemed	(128,225)	(167,095)	(84,405)	(96,283)	(82,614)	(95,961)

Net increase (decrease)	(105,072)	(113,508)	(58,222)	(67,697)	(23,978)	3,468

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	LEGG MASON VALUE TRUST		MAINSTAY SMALL CAP OPPORTUNITY FUND		MAXIM AGGRESSIVE PROFILE I PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(46,887)	$(93,049)	$4,586	$113	$697,229	$1,252,858
Net realized gain (loss)	(274,552)	1,236,474	(295,889)	66,226	8,514,604	14,335,608
Change in net unrealized appreciation (depreciation)
on investments	(3,244,038)	(1,701,087)	88,966	(162,444)	(63,015,937)	(7,342,195)

Increase (decrease) in net assets resulting
from operations	(3,565,477)	(557,662)	(202,337)	(96,105)	(53,804,104)	8,246,271

CONTRACT TRANSACTIONS:
Purchase payments	372,095	884,249	162,839	92,404	21,151,418	20,441,912
Redemptions	(834,911)	(844,658)	(53,002)	(63,572)	(7,764,848)	(8,680,951)
Transfers, net	(1,260,717)	(1,436,191)	(203,295)	396,026	(8,218,561)	(2,810,287)
Contract maintenance charges	(2,546)	(3,202)	(2,252)	(699)	(162,540)	(172,659)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,726,079)	(1,399,802)	(95,710)	424,159	5,005,469	8,778,015

Total increase (decrease) in net assets	(5,291,556)	(1,957,464)	(298,047)	328,054	(48,798,635)	17,024,286

NET ASSETS:
Beginning of period	7,666,062	9,623,526	601,430	273,376	131,079,793	114,055,507

End of period	$2,374,506	$7,666,062	$303,383	$601,430	$82,281,158	$131,079,793

CHANGES IN UNITS OUTSTANDING:
Units issued	58,119	192,870	174,653	91,136	1,546,674	1,651,527
Units redeemed	(229,016)	(290,811)	(187,655)	(50,374)	(1,229,510)	(1,219,491)

Net increase (decrease)	(170,897)	(97,941)	(13,002)	40,762	317,164	432,036

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	MAXIM ARIEL MIDCAP VALUE PORTFOLIO		MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO		MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$584,075	$(359,006)	$484,401	$202,366	$212,744	$298,812
Net realized gain	34,129,159	5,610,883	6,406,147	7,186,572	408,416	9,969,867
Change in net unrealized appreciation (depreciation)
on investments	(56,277,382)	(6,280,871)	(32,752,218)	(8,926,664)	(29,424,277)	(7,156,035)

Increase (decrease) in net assets resulting
from operations	(21,564,148)	(1,028,994)	(25,861,670)	(1,537,726)	(28,803,117)	3,112,644

CONTRACT TRANSACTIONS:
Purchase payments	1,985,740	2,337,980	5,720,976	7,620,952	2,967,576	3,150,903
Redemptions	(5,069,106)	(7,860,927)	(4,163,712)	(5,269,921)	(4,912,275)	(7,257,592)
Transfers, net	(3,123,452)	(2,595,757)	(6,516,756)	(7,641,077)	(6,885,476)	708,413
Contract maintenance charges	(12,045)	(13,866)	(36,613)	(52,971)	(15,873)	(19,924)
Adjustments to net assets allocated to contracts
in payout phase

Decrease in net assets resulting from
contract transactions	(6,218,863)	(8,132,570)	(4,996,105)	(5,343,017)	(8,846,048)	(3,418,200)

Total decrease in net assets	(27,783,011)	(9,161,564)	(30,857,775)	(6,880,743)	(37,649,165)	(305,556)

NET ASSETS:
Beginning of period	57,526,225	66,687,789	59,813,848	66,694,591	59,893,977	60,199,533

End of period	$29,743,214	$57,526,225	$28,956,073	$59,813,848	$22,244,812	$59,893,977

CHANGES IN UNITS OUTSTANDING:
Units issued	252,259	449,080	386,063	431,730	357,114	696,314
Units redeemed	(445,380)	(729,415)	(610,444)	(636,296)	(770,675)	(804,922)

Net decrease	(193,121)	(280,335)	(224,381)	(204,566)	(413,561)	(108,608)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM BOND INDEX PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM INDEX 600 PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$653,167	$455,623	$1,698,508	$1,238,598	$17,592	$(66,216)
Net realized gain (loss)	(173,259)	(192,960)	740,092	2,023,998	1,908,837	3,239,789
Change in net unrealized appreciation (depreciation)
on investments	439,698	492,428	(9,230,048)	(1,006,435)	(9,172,697)	(3,519,292)

Increase (decrease) in net assets resulting
from operations	919,606	755,091	(6,791,448)	2,256,161	(7,246,268)	(345,719)

CONTRACT TRANSACTIONS:
Purchase payments	1,644,371	1,310,115	7,253,724	6,419,768	1,863,759	1,610,342
Redemptions	(1,435,011)	(1,736,179)	(4,532,142)	(4,401,220)	(1,783,171)	(2,897,688)
Transfers, net	1,899,001	2,393,331	1,713,939	229,970	(413,704)	(222,915)
Contract maintenance charges	(21,404)	(10,914)	(55,033)	(73,820)	(14,212)	(11,620)
Adjustments to net assets allocated to contracts
in payout phase						0

Increase (decrease) in net assets resulting from
contract transactions	2,086,957	1,956,353	4,380,488	2,174,698	(347,328)	(1,521,881)

Total increase (decrease) in net assets	3,006,563	2,711,444	(2,410,960)	4,430,859	(7,593,596)	(1,867,600)

NET ASSETS:
Beginning of period	14,654,250	11,942,806	45,064,401	40,633,542	22,911,393	24,778,993

End of period	$17,660,813	$14,654,250	$42,653,441	$45,064,401	$15,317,797	$22,911,393

CHANGES IN UNITS OUTSTANDING:
Units issued	598,377	613,246	823,036	670,902	271,611	405,854
Units redeemed	(443,839)	(522,852)	(563,396)	(546,921)	(269,069)	(464,637)

Net increase (decrease)	154,538	90,394	259,640	123,981	2,542	(58,783)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM INVESCO ADR PORTFOLIO		MAXIM LOOMIS SAYLES BOND PORTFOLIO		MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$214,106	$165,847	$5,187,049	$4,709,194	$(64,247)	$(109,957)
Net realized gain (loss)	798,060	3,095,486	519,383	1,229,020	(126,810)	1,993,063
Change in net unrealized appreciation (depreciation)
on investments	(6,636,067)	(2,246,823)	(22,276,909)	(975,794)	(4,410,498)	(1,636,123)

Increase (decrease) in net assets resulting
from operations	(5,623,901)	1,014,510	(16,570,477)	4,962,420	(4,601,555)	246,983

CONTRACT TRANSACTIONS:
Purchase payments	1,141,122	1,194,304	7,911,196	8,047,198	1,347,752	1,050,470
Redemptions	(1,323,124)	(1,959,898)	(6,284,298)	(6,126,364)	(1,068,429)	(1,566,509)
Transfers, net	1,348,240	(1,394,303)	(2,935,667)	4,484,580	1,143,393	637,079
Contract maintenance charges	(14,189)	(10,398)	(52,127)	(54,724)	(10,928)	(3,465)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	1,152,049	(2,170,295)	(1,360,896)	6,350,690	1,411,788	117,575

Total increase (decrease) in net assets	(4,471,852)	(1,155,785)	(17,931,373)	11,313,110	(3,189,767)	364,558

NET ASSETS:
Beginning of period	13,407,341	14,563,126	73,824,929	62,511,819	12,741,989	12,377,431

End of period	$8,935,489	$13,407,341	$55,893,556	$73,824,929	$9,552,222	$12,741,989

CHANGES IN UNITS OUTSTANDING:
Units issued	314,189	302,716	665,037	959,120	268,442	252,618
Units redeemed	(208,421)	(397,039)	(727,453)	(672,762)	(192,240)	(255,805)

Net increase (decrease)	105,768	(94,323)	(62,416)	286,358	76,202	(3,187)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM MODERATE PROFILE I PORTFOLIO		MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,832,854	$5,823,595	$6,066,356	$5,590,608	$1,875,237	$1,458,298
Net realized gain	13,713,870	20,969,795	13,369,757	23,965,442	1,767,267	4,167,822
Change in net unrealized appreciation (depreciation)
on investments	(93,304,030)	(7,743,097)	(110,362,417)	(10,839,940)	(16,364,112)	(1,924,870)

Increase (decrease) in net assets resulting
from operations	(72,757,306)	19,050,293	(90,926,304)	18,716,110	(12,721,608)	3,701,250

CONTRACT TRANSACTIONS:
Purchase payments	40,784,668	43,004,816	43,836,411	44,173,154	9,842,792	10,189,912
Redemptions	(18,616,858)	(19,476,402)	(18,510,765)	(17,566,121)	(5,710,445)	(5,735,678)
Transfers, net	(14,418,027)	(6,983,653)	(16,032,335)	(6,901,338)	274,152	161,519
Contract maintenance charges	(376,779)	(403,284)	(366,047)	(393,337)	(83,136)	(86,073)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase in net assets resulting from
contract transactions	7,373,004	16,141,477	8,927,264	19,312,358	4,323,363	4,529,680

Total increase (decrease) in net assets	(65,384,302)	35,191,770	(81,999,040)	38,028,468	(8,398,245)	8,230,930

NET ASSETS:
Beginning of period	302,882,985	267,691,215	294,036,226	256,007,758	65,433,863	57,202,933

End of period	$237,498,683	$302,882,985	$212,037,186	$294,036,226	$57,035,618	$65,433,863

CHANGES IN UNITS OUTSTANDING:
Units issued	3,045,993	3,652,881	3,049,730	3,353,635	1,072,427	1,049,014
Units redeemed	(2,670,705)	(2,895,501)	(2,515,042)	(2,438,226)	(819,178)	(803,032)

Net increase	375,288	757,380	534,688	915,409	253,249	245,982

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM MONEY MARKET PORTFOLIO		MAXIM SMALL-CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$976,564	$4,043,008	$(193,822)	$(282,024)	$1,614,578	$848,467
Net realized gain (loss)	0	0	(806,831)	(307,958)	(10,193,793)	14,684,719
Change in net unrealized appreciation (depreciation)
on investments	0	0	(9,159,216)	3,660,971	(105,624,736)	(871,971)

Increase (decrease) in net assets resulting
from operations	976,564	4,043,008	(10,159,869)	3,070,989	(114,203,951)	14,661,215

CONTRACT TRANSACTIONS:
Purchase payments	2,837,498	2,945,857	0	0	7,478,926	8,076,578
Redemptions	(16,080,979)	(18,012,679)	(2,008,775)	(3,272,509)	(26,720,394)	(45,053,431)
Transfers, net	8,189,873	2,680,130	(1,128,738)	(2,658,770)	(10,526,891)	(10,124,393)
Contract maintenance charges	(34,156)	(37,606)	(6,574)	(8,037)	(87,143)	(91,380)
Adjustments to net assets allocated to contracts
in payout phase	(4,733)	(52,444)		0	(82,749)	34,396

Decrease in net assets resulting from
contract transactions	(5,092,497)	(12,476,742)	(3,144,087)	(5,939,316)	(29,938,251)	(47,158,230)

Total decrease in net assets	(4,115,933)	(8,433,734)	(13,303,956)	(2,868,327)	(144,142,202)	(32,497,015)

NET ASSETS:
Beginning of period	107,677,431	116,111,165	26,416,137	29,284,464	322,199,792	354,696,807

End of period	$103,561,498	$107,677,431	$13,112,181	$26,416,137	$178,057,590	$322,199,792

CHANGES IN UNITS OUTSTANDING:
Units issued	1,366,969	1,891,721	60,945	192,716	1,087,441	2,123,909
Units redeemed	(1,661,384)	(2,555,290)	(224,043)	(444,959)	(1,565,883)	(2,940,143)

Net decrease	(294,415)	(663,569)	(163,098)	(252,243)	(478,442)	(816,234)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO		MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO		MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,168,626	$691,783	$(234,095)	$(255,635)	$1,374,513	$1,351,178
Net realized gain (loss)	4,805,231	9,397,001	6,410,723	13,326,179	(57,047)	(176,118)
Change in net unrealized appreciation (depreciation)
on investments	(37,799,788)	(7,724,473)	(49,194,152)	2,390,248	757,788	849,479

Increase (decrease) in net assets resulting
from operations	(31,825,931)	2,364,311	(43,017,524)	15,460,792	2,075,254	2,024,539

CONTRACT TRANSACTIONS:
Purchase payments	3,659,038	3,826,520	9,839,552	10,834,612	1,627,048	1,544,061
Redemptions	(10,001,135)	(12,538,523)	(7,194,677)	(7,442,694)	(3,292,397)	(5,090,738)
Transfers, net	(6,180,155)	(995,114)	(5,991,930)	(5,343,037)	2,633,600	792,397
Contract maintenance charges	(21,600)	(23,779)	(70,260)	(84,428)	(6,975)	(9,162)
Adjustments to net assets allocated to contracts
in payout phase	(19,569)	2,195

Increase (decrease) in net assets resulting from
contract transactions	(12,563,421)	(9,728,701)	(3,417,315)	(2,035,547)	961,276	(2,763,442)

Total increase (decrease) in net assets	(44,389,352)	(7,364,390)	(46,434,839)	13,425,245	3,036,530	(738,903)

NET ASSETS:
Beginning of period	95,275,327	102,639,717	108,690,311	95,265,066	38,174,172	38,913,075

End of period	$50,885,975	$95,275,327	$62,255,472	$108,690,311	$41,210,702	$38,174,172

CHANGES IN UNITS OUTSTANDING:
Units issued	362,760	853,531	639,447	750,530	484,402	667,626
Units redeemed	(866,366)	(1,165,946)	(773,476)	(890,352)	(418,587)	(836,128)

Net increase (decrease)	(503,606)	(312,415)	(134,029)	(139,822)	65,815	(168,502)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MFS CORE GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,354)	$(3,090)	$(31,018)	$(35,242)	$83,122	$26,311
Net realized gain	17,143	16,957	92,423	218,683	531,654	1,108,256
Change in net unrealized appreciation (depreciation)
on investments	(120,958)	23,290	(2,089,104)	231,738	(5,825,174)	(649,469)

Increase (decrease) in net assets resulting
from operations	(106,169)	37,157	(2,027,699)	415,179	(5,210,398)	485,098

CONTRACT TRANSACTIONS:
Purchase payments	1,232	0	601,160	604,023	2,050,635	1,768,953
Redemptions	(11,968)	(9,805)	(328,851)	(457,266)	(880,524)	(1,489,143)
Transfers, net	(5,241)	(15,180)	(606,345)	880,914	(119,284)	1,186,945
Contract maintenance charges	(61)	(88)	(3,345)	(2,930)	(6,690)	(3,476)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(16,038)	(25,073)	(337,381)	1,024,741	1,044,137	1,463,279

Total increase (decrease) in net assets	(122,207)	12,084	(2,365,080)	1,439,920	(4,166,261)	1,948,377

NET ASSETS:
Beginning of period	299,181	287,097	4,629,709	3,189,789	11,970,736	10,022,359

End of period	$176,974	$299,181	$2,264,629	$4,629,709	$7,804,475	$11,970,736

CHANGES IN UNITS OUTSTANDING:
Units issued	6,005	892	154,084	192,389	337,621	358,712
Units redeemed	(7,654)	(2,993)	(182,281)	(117,997)	(254,583)	(275,327)

Net increase (decrease)	(1,649)	(2,101)	(28,197)	74,392	83,038	83,385

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	PIMCO TOTAL RETURN FUND		PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
	2008	2007	2008	2007	2008	2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$558,185	$430,164	$26,630	$35,060	$5,258	$2,157
Net realized gain (loss)	602,688	(22,459)	(18,461)	358,654	(1,304)	(35,256)
Change in net unrealized appreciation (depreciation)
on investments	(733,853)	403,300	(587,541)	(388,212)	(36,836)	(43,762)

Increase (decrease) in net assets resulting
from operations	427,020	811,005	(579,372)	5,502	(32,882)	(76,861)

CONTRACT TRANSACTIONS:
Purchase payments	1,382,693	996,089	306,780	168,688	8,867	40,152
Redemptions	(1,655,509)	(1,330,157)	(113,581)	(430,510)	(51)	(10,339)
Transfers, net	2,976,762	509,886	(543,836)	(81,061)	208,977	162,158
Contract maintenance charges	(6,909)	(9,737)	(391)	(955)	(244)	(228)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	2,697,037	166,081	(351,028)	(343,838)	217,549	191,743

Total increase (decrease) in net assets	3,124,057	977,086	(930,400)	(338,336)	184,667	114,882

NET ASSETS:
Beginning of period	11,173,448	10,196,362	2,085,370	2,423,706	0	0

End of period	$14,297,505	$11,173,448	$1,154,970	$2,085,370	$184,667	$114,882

CHANGES IN UNITS OUTSTANDING:
Units issued	733,048	467,428	47,903	101,374	26,192	40,743
Units redeemed	(525,441)	(460,010)	(75,739)	(125,439)	(1,285)	(18,745)

Net increase (decrease)	207,607	7,418	(27,836)	(24,065)	24,907	21,998

(1) The portfolio commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND	RS EMERGING GROWTH FUND
	2008	2007	2008	2008	2007
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(60,571)	$(63,991)	$3,392	$(18,284)	$(27,603)
Net realized gain (loss)	(1,616,611)	2,199,769	(21,401)	33,345	157,244
Change in net unrealized appreciation (depreciation)
on investments	(1,932,436)	(1,464,619)	(54,924)	(1,043,050)	173,624

Increase (decrease) in net assets resulting
from operations	(3,609,618)	671,159	(72,933)	(1,027,989)	303,265

CONTRACT TRANSACTIONS:
Purchase payments	1,889,035	2,115,815	51,096	0	0
Redemptions	(612,762)	(728,382)	(669)	(140,305)	(340,024)
Transfers, net	(225,024)	(49,441)	292,211	(110,693)	(206,688)
Contract maintenance charges	(3,060)	(1,793)	(11)	(1,036)	(1,344)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	1,048,189	1,336,199	342,627	(252,034)	(548,056)

Total increase (decrease) in net assets	(2,561,429)	2,007,358	269,694	(1,280,023)	(244,791)

NET ASSETS:
Beginning of period	7,955,636	5,948,278	0	2,371,372	2,616,163

End of period	$5,394,207	$7,955,636	$269,694	$1,091,349	$2,371,372

CHANGES IN UNITS OUTSTANDING:
Units issued	449,246	444,005	49,940	14,025	19,385
Units redeemed	(351,805)	(346,181)	(10,365)	(65,680)	(102,409)

Net increase (decrease)	97,441	97,824	39,575	(51,655)	(83,024)

(1) The portfolio commenced operations on May 27, 2008.
The accompanying notes are an integral part of these financial statements.					(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	RS SELECT GROWTH FUND		VAN KAMPEN AMERICAN VALUE FUND	VAN KAMPEN COMSTOCK FUND
	2008	2007	2008	2008	2007
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,780)	$(4,296)	$(57)	$17,367	$10,422
Net realized gain (loss)	(3,771)	15,768	(52,912)	(161,616)	97,263
Change in net unrealized appreciation (depreciation)
on investments	(160,784)	40,853	(34,142)	(454,560)	(157,702)

Increase (decrease) in net assets resulting
from operations	(167,335)	52,325	(87,111)	(598,809)	(50,017)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	10,021	251,257	195,022
Redemptions	(17,483)	(54,087)	(7,496)	(78,540)	(137,932)
Transfers, net	(40,088)	(49,029)	203,496	294,578	428,556
Contract maintenance charges	(172)	(257)	(215)	(311)	(190)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(57,743)	(103,373)	205,806	466,984	485,456

Total increase (decrease) in net assets	(225,078)	(51,048)	118,695	(131,825)	435,439

NET ASSETS:
Beginning of period	404,066	455,114	0	1,249,968	814,529

End of period	$178,988	$404,066	$118,695	$1,118,143	$1,249,968

CHANGES IN UNITS OUTSTANDING:
Units issued	3,611	3,617	62,628	112,485	132,332
Units redeemed	(9,179)	(11,774)	(43,476)	(65,480)	(90,070)

Net increase (decrease)	(5,568)	(8,157)	19,152	47,005	42,262

(1) The portfolio commenced operations on May 27, 2008.
The accompanying notes are an integral part of these financial statements.					(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	TOTAL FUTUREFUNDS SERIES ACCOUNT
	2008	2007
	(UNAUDITED)	(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$29,729,267	$27,015,518
Net realized gain	86,542,635	163,643,685
Change in net unrealized appreciation (depreciation)
on investments	(785,192,153)	(46,305,098)

Increase (decrease) in net assets resulting
from operations	(668,920,251)	144,354,105

CONTRACT TRANSACTIONS:
Purchase payments	195,627,631	198,642,411
Redemptions	(169,770,078)	(213,789,983)
Transfers, net	(64,530,042)	(29,720,153)
Contract maintenance charges	(1,580,040)	(1,664,544)
Adjustments to net assets allocated to contracts
in payout phase	(107,051)	(15,853)

Decrease in net assets resulting from
contract transactions	(40,359,580)	(46,548,122)

Total increase (decrease) in net assets	(709,279,831)	97,805,983

NET ASSETS:
Beginning of period	2,148,191,755	2,050,385,772

End of period	$1,438,911,924	$2,148,191,755

CHANGES IN UNITS OUTSTANDING:
Units issued	22,687,115	27,173,170
Units redeemed	(22,615,360)	(27,649,954)

Net increase (decrease)	71,755	(476,784)

The accompanying notes are an integral part of these financial statements.		(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2009

1.	ORGANIZATION

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Application of Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Each of the investment divisions of the Series Account has determined that FAS 161 will have no impact on its financial statements and related disclosures.

Security Valuation

On January 1, 2008, each of the investment divisions of the Series Account adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2008, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions

Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets of which there were none for the years ended December 31, 2008 and 2007. These excess amounts are represented as either a Due to or Due from Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

Federal Income Taxes

The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

Investment Division	Purchases	Sales

Aim Dynamics Fund	$31,448	$395,136
Aim Large Cap Growth Fund	61,238	144,774
Aim Small Cap Growth Fund	36,874	243,332
Alger American Balanced Portfolio	471,048	602,590
Alger American Midcap Growth Portfolio	7,457,754	3,998,588
American Century Equity Income Fund	1,380,327	2,119,106
American Century Income & Growth Fund	74,548	100,973
American Funds Growth Fund of America R-3 Portfolio	5,043,730	444,100
Artisan International Fund	5,962,334	3,228,832
Columbia Asset Allocation Fund Variable Series	34,611	27,329
Columbia Mid Cap Value Fund	864,605	28,327
Davis New York Venture Fund	3,558,326	585,578
Federated Capital Appreciation Fund	2,591,718	1,139,010

Fidelity VIP Contrafund Portfolio	4,124,064	3,708,994
Fidelity VIP Growth Portfolio	2,342,127	11,105,402
Franklin Small-Mid Cap Growth Fund	1,245	6,103
Janus Aspen Worldwide Growth Portfolio	169,564	442,112
Janus Fund	9,302	5,748
Janus Twenty Fund	14,009	914,378
Janus Worldwide Fund	25,531	378,133
Jensen Portfolio	486,945	692,401
Legg Mason Value Trust	591,204	2,057,698
Mainstay Small Cap Opportunity Fund	1,227,241	1,310,946
Maxim Aggressive Profile I Portfolio	23,539,858	8,691,341
Maxim Ariel Midcap Value Portfolio	35,533,142	7,385,319
Maxim Ariel Small-Cap Value Portfolio	11,238,935	7,565,971
Maxim Bernstein International Equity Portfolio	4,113,521	10,745,942
Maxim Bond Index Portfolio	5,233,274	2,539,883
Maxim Conservative Profile I Portfolio	11,807,797	4,681,212
Maxim Index 600 Portfolio	4,473,504	3,386,073
Maxim Invesco ADR Portfolio	4,317,856	2,147,105
Maxim Loomis Sayles Bond Portfolio	13,202,892	8,896,365
Maxim Loomis Sayles Small-Cap Value Portfolio	3,124,130	1,656,499
Maxim Moderate Profile I Portfolio	45,751,863	16,814,123
Maxim Moderately Aggressive Profile I Portfolio	46,651,885	17,008,014
Maxim Moderately Conservative Profile I Portfolio	14,690,643	6,082,317
Maxim Money Market Portfolio	13,117,241	16,814,875
Maxim Small-Cap Growth Portfolio	19,405	3,382,494
Maxim Stock Index Portfolio	11,944,498	33,819,848
Maxim T. Rowe Price Equity/Income Portfolio	8,540,588	14,425,662
Maxim T. Rowe Price Midcap Growth Portfolio	11,455,863	9,007,543
Maxim U.S. Government Securities Portfolio	6,365,237	4,130,166
MFS Core Growth Fund	16,108	19,758
Oppenheimer Capital Appreciation Fund	857,750	1,232,187
Oppenheimer Global Fund	3,055,014	1,389,692
Pimco Total Return Fund	7,699,396	3,786,208
Pioneer Equity Income VCT Portfolio	609,506	844,308
Putnam High Yield Advantage Fund	232,401	10,159
Putnam International Capital Opportunities Fund	253,151	59,296
RidgeWorth Small Cap Growth Stock Fund	3,532,069	2,496,738
Royce Total Return Fund	415,438	69,828
RS Emerging Growth Fund	10,742	301,361
RS Select Growth Fund	694	61,249
Van Kampen American Value Fund	522,032	316,069
Van Kampen Comstock Fund	867,297	368,409

Total	$329,753,523	$223,815,604

4.      EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charge

The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining and is recorded as contract maintenance charges on the Statement of Changes in Net Assets.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

Deductions for Premium Taxes

The Company may deduct from each participant’s account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners’ accounts or of the Account.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of the Series Account equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. The accrued amount is represented as Due from Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

Related Party Transactions

The Maxim Series Funds and Putnam Funds, which are underlying investment divisions, are registered investment companies affiliated with the Company.

GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC (“MCM”)) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate MCM for investment advisory services.

5.      FINANCIAL HIGHLIGHTS

A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2008 is included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for each of the periods in the five years ended December 31, 2008 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	At December 31					For the year or period ended December 31
	Units	Unit Fair Value			Net Assets	Expense Ratio			Total Return
	(000s)	lowest to highest			(000s)	lowest to highest			lowest to highest
AIM DYNAMICS FUND
2008	254	$4.07	to	$4.53	$1,082	0.00%	to	1.25%	(47.69)%	to	(47.02)%
2007	313	$7.78	to	$8.55	$2,497	0.00%	to	1.25%	10.98%	to	12.35%
2006	340	$7.01	to	$7.61	$2,461	0.00%	to	1.25%	15.11%	to	16.54%
2005	389	$6.09	to	$6.53	$2,428	0.00%	to	1.25%	8.94%	to	10.30%
2004	479	$5.59	to	$13.09	$2,694	0.00%	to	1.25%	10.56%	to	13.39%
AIM LARGE CAP GROWTH FUND
2008	101	$4.53	to	$5.04	$482	0.00%	to	1.25%	(38.78)%	to	(38.01)%
2007	113	$7.40	to	$8.13	$872	0.00%	to	1.25%	14.02%	to	15.48%
2006	140	$6.49	to	$7.04	$945	0.00%	to	1.25%	5.70%	to	7.15%
2005	173	$6.14	to	$6.57	$1,098	0.00%	to	1.25%	1.82%	to	2.98%
2004	240	$6.03	to	$11.42	$1,465	0.00%	to	1.25%	3.00%	to	7.92%
AIM SMALL CAP GROWTH FUND
2008	69	$8.64	to	$9.38	$608	0.00%	to	1.25%	(39.54)%	to	(38.81)%
2007	89	$14.29	to	$15.33	$1,301	0.00%	to	1.25%	10.01%	to	11.41%
2006	112	$12.99	to	$13.76	$1,479	0.00%	to	1.25%	12.86%	to	14.29%
2005	158	$11.51	to	$12.04	$1,841	0.00%	to	1.25%	6.97%	to	8.37%
2004	211	$10.76	to	$12.78	$2,276	0.00%	to	1.25%	5.49%	to	12.94%
ALGER AMERICAN BALANCED PORTFOLIO
2008	198	$9.20	to	$10.33	$1,856	0.00%	to	1.25%	(32.60)%	to	(31.77)%
2007	240	$13.65	to	$15.14	$3,328	0.00%	to	1.25%	10.98%	to	12.40%
2006	286	$12.30	to	$13.47	$3,537	0.00%	to	1.25%	3.45%	to	4.66%
2005	383	$11.89	to	$12.87	$4,572	0.00%	to	1.25%	7.12%	to	8.42%
2004	471	$9.85	to	$11.87	$5,252	0.00%	to	1.25%	3.27%	to	6.47%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2008	1,051	$8.67	to	$9.74	$9,296	0.00%	to	1.25%	(58.89)%	to	(58.36)%
2007	1,203	$21.09	to	$23.39	$25,815	0.00%	to	1.25%	29.94%	to	31.55%
2006	1,175	$16.23	to	$17.78	$19,185	0.00%	to	1.25%	8.78%	to	10.16%
2005	1,316	$14.92	to	$16.14	$19,717	0.00%	to	1.25%	8.43%	to	9.80%
2004	1,402	$10.53	to	$14.70	$19,383	0.00%	to	1.25%	11.65%	to	15.63%
AMERICAN CENTURY EQUITY INCOME FUND
2008	639	$15.76	to	$17.53	$10,055	0.00%	to	1.25%	(21.04)%	to	(20.06)%
2007	684	$19.96	to	$21.93	$13,770	0.00%	to	1.25%	0.50%	to	1.81%
2006	749	$19.86	to	$21.54	$14,501	0.00%	to	1.25%	18.00%	to	19.40%
2005	608	$16.83	to	$18.04	$9,993	0.00%	to	1.25%	1.14%	to	2.50%
2004	508	$10.68	to	$17.60	$8,488	0.00%	to	1.25%	6.80%	to	12.53%

AMERICAN CENTURY INCOME & GROWTH FUND
2008	21	$7.70	to	$12.16	$159	0.00%	to	0.75%	(35.13)%	to	(34.66)%
2007	24	$11.87	to	$18.61	$280	0.00%	to	0.75%	(1.08)%	to	(0.27)%
2006	51	$12.00	to	$18.66	$615	0.00%	to	0.75%	16.28%	to	17.14%
2005	45	$10.32	to	$15.93	$468	0.00%	to	0.75%	4.03%	to	4.80%
2004	66	$9.92	to	$15.20	$657	0.00%	to	0.75%	12.14%	to	12.98%
AMERICAN FUNDS GROWTH FUND OF AMERICA R-3 PORTFOLIO
2008	750	$7.15	to	$7.36	$5,440	0.00%	to	1.25%	(39.97)%	to	(39.27)%
2007	304	$11.91	to	$12.12	$3,641	0.00%	to	1.25%	9.27%	to	10.58%
2006	203	$10.90	to	$10.96	$2,215	0.00%	to	1.25%	9.00%	to	9.60%
ARTISAN INTERNATIONAL FUND
2008	1,575	$7.38	to	$8.22	$12,538	0.00%	to	1.25%	(47.62)%	to	(46.93)%
2007	1,415	$14.09	to	$15.49	$20,834	0.00%	to	1.25%	18.20%	to	19.71%
2006	1,127	$11.92	to	$12.94	$14,063	0.00%	to	1.25%	24.04%	to	25.63%
2005	879	$9.61	to	$10.30	$8,764	0.00%	to	1.25%	14.81%	to	16.25%
2004	796	$8.37	to	$13.89	$6,710	0.00%	to	1.25%	14.96%	to	17.77%
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
2008	13	$10.96	to	$12.70	$138	0.00%	to	0.75%	(28.83)%	to	(28.29)%
2007	14	$15.40	to	$17.71	$210	0.00%	to	0.75%	8.37%	to	9.12%
2006	25	$14.21	to	$16.23	$359	0.00%	to	0.75%	10.93%	to	11.85%
2005	24	$12.81	to	$14.51	$313	0.00%	to	0.75%	5.78%	to	6.46%
2004	19	$12.11	to	$13.63	$224	0.00%	to	0.75%	9.17%	to	9.99%
COLUMBIA MID CAP VALUE FUND
2008	104	$6.03	to	$6.07	$631	0.00%	to	1.25%	(39.70)%	to	(39.30)%
DAVIS NEW YORK VENTURE FUND
2008	574	$6.77	to	$6.98	$3,957	0.00%	to	1.25%	(41.03)%	to	(40.24)%
2007	267	$11.48	to	$11.68	$3,078	0.00%	to	1.25%	3.33%	to	4.66%
2006	183	$11.11	to	$11.16	$2,031	0.00%	to	1.25%	11.10%	to	11.60%
FEDERATED CAPITAL APPRECIATION FUND
2008	586	$9.29	to	$10.09	$5,703	0.00%	to	1.25%	(29.83)%	to	(28.99)%
2007	482	$13.24	to	$14.21	$6,561	0.00%	to	1.25%	9.24%	to	10.58%
2006	452	$12.12	to	$12.85	$5,602	0.00%	to	1.25%	14.56%	to	16.08%
2005	471	$10.58	to	$11.07	$5,048	0.00%	to	1.25%	0.67%	to	1.84%
2004	425	$10.51	to	$11.86	$4,493	0.00%	to	1.25%	5.87%	to	8.38%
FIDELITY VIP CONTRAFUND PORTFOLIO
2008	1,811	$12.47	to	$14.16	$22,951	0.00%	to	1.25%	(43.24)%	to	(42.51)%
2007	1,844	$21.97	to	$24.63	$41,133	0.00%	to	1.25%	16.12%	to	17.57%
2006	1,858	$18.92	to	$20.95	$35,129	0.00%	to	1.25%	10.32%	to	11.73%
2005	1,827	$17.15	to	$18.75	$31,238	0.00%	to	1.25%	15.49%	to	16.97%
2004	1,565	$10.90	to	$16.03	$23,369	0.00%	to	1.25%	8.96%	to	15.48%

											(Continued)

FIDELITY VIP GROWTH PORTFOLIO
2008	3,951	$15.84	to	$8.93	$50,818	0.00%	to	1.25%	(47.83)%	to	(47.19)%
2007	4,346	$30.36	to	$16.91	$107,982	0.00%	to	1.25%	25.35%	to	27.05%
2006	4,817	$24.22	to	$13.31	$96,538	0.00%	to	1.25%	5.53%	to	6.82%
2005	5,429	$22.95	to	$12.46	$103,737	0.00%	to	1.25%	4.51%	to	5.77%
2004	5,955	$6.86	to	$21.96	$113,457	0.00%	to	1.25%	2.10%	to	8.24%
FRANKLIN SMALL-MID CAP GROWTH FUND
2008	13	$5.32	to	$12.17	$70	0.00%	to	0.75%	(42.92)%	to	(42.51)%
2007	14	$9.32	to	$21.17	$126	0.00%	to	0.75%	10.82%	to	11.66%
2006	14	$8.41	to	$18.96	$115	0.00%	to	0.75%	6.73%	to	7.54%
2005	20	$7.88	to	$17.63	$157	0.00%	to	0.75%	9.75%	to	10.53%
2004	15	$7.18	to	$15.95	$106	0.00%	to	0.75%	12.20%	to	13.04%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2008	128	$9.06	to	$10.74	$1,103	0.00%	to	0.95%	(45.19)%	to	(44.67)%
2007	149	$16.53	to	$19.41	$2,345	0.00%	to	0.95%	8.61%	to	9.66%
2006	141	$15.22	to	$17.70	$2,036	0.00%	to	0.95%	17.08%	to	18.16%
2005	178	$13.00	to	$14.98	$2,181	0.00%	to	0.95%	4.84%	to	5.87%
2004	282	$10.55	to	$14.15	$3,280	0.00%	to	0.95%	3.79%	to	4.78%
JANUS FUND
2008	10	$4.75	to	$11.20	$50	0.00%	to	0.75%	(40.25)%	to	(39.82)%
2007	10	$7.95	to	$18.61	$76	0.00%	to	0.75%	14.39%	to	15.23%
2006	14	$6.95	to	$16.15	$95	0.00%	to	0.75%	9.79%	to	10.54%
2005	18	$6.33	to	$14.61	$114	0.00%	to	0.75%	3.09%	to	3.99%
2004	23	$6.14	to	$14.05	$141	0.00%	to	0.75%	3.91%	to	4.69%
JANUS TWENTY FUND
2008	700	$5.13	to	$5.71	$3,690	0.00%	to	1.25%	(42.68)%	to	(42.03)%
2007	805	$8.95	to	$9.85	$7,366	0.00%	to	1.25%	34.18%	to	36.05%
2006	918	$6.67	to	$7.24	$6,380	0.00%	to	1.25%	10.98%	to	12.25%
2005	1,105	$6.01	to	$6.45	$6,919	0.00%	to	1.25%	8.09%	to	9.32%
2004	1,396	$5.56	to	$13.62	$7,831	0.00%	to	1.25%	12.69%	to	23.89%
JANUS WORLDWIDE FUND
2008	293	$4.04	to	$4.49	$1,244	0.00%	to	1.25%	(45.70)%	to	(45.04)%
2007	351	$7.44	to	$8.17	$2,719	0.00%	to	1.25%	7.98%	to	9.22%
2006	419	$6.89	to	$7.48	$3,014	0.00%	to	1.25%	16.39%	to	17.80%
2005	559	$5.92	to	$6.35	$3,417	0.00%	to	1.25%	4.59%	to	5.83%
2004	740	$5.66	to	$12.07	$4,227	0.00%	to	1.25%	4.23%	to	11.28%

											(Continued)

JENSEN PORTFOLIO
2008	149	$8.58	to	$9.07	$1,300	0.00%	to	1.25%	(30.02)%	to	(29.14)%
2007	173	$12.26	to	$12.80	$2,145	0.00%	to	1.25%	5.69%	to	7.02%
2006	169	$11.60	to	$11.96	$1,979	0.00%	to	1.25%	12.29%	to	13.69%
2005	140	$10.33	to	$10.52	$1,450	0.00%	to	1.25%	(2.82)%	to	(1.59)%
2004	91	$10.63	to	$10.82	$968	0.00%	to	1.25%	6.34%	to	8.20%
LEGG MASON VALUE TRUST
2008	384	$6.11	to	$6.63	$2,375	0.00%	to	1.25%	(55.30)%	to	(54.77)%
2007	555	$13.67	to	$14.66	$7,666	0.00%	to	1.25%	(7.20)%	to	(6.09)%
2006	652	$14.73	to	$15.61	$9,624	0.00%	to	1.25%	5.21%	to	6.55%
2005	743	$14.00	to	$14.65	$10,413	0.00%	to	1.25%	4.71%	to	6.01%
2004	708	$11.50	to	$13.82	$9,488	0.00%	to	1.25%	11.31%	to	15.00%
MAINSTAY SMALL CAP OPPORTUNITY FUND
2008	52	$5.73	to	$5.90	$303	0.00%	to	1.25%	(37.65)%	to	(36.90)%
2007	65	$9.19	to	$9.35	$601	0.00%	to	1.25%	(18.46)%	to	(17.40)%
2006	24	$11.27	to	$11.32	$273	0.00%	to	1.25%	12.70%	to	13.20%
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
2008	6,701	$11.19	to	$12.49	$82,281	0.00%	to	1.25%	(40.76)%	to	(40.01)%
2007	6,384	$18.89	to	$20.82	$131,080	0.00%	to	1.25%	5.77%	to	7.10%
2006	5,952	$17.86	to	$19.44	$114,056	0.00%	to	1.25%	14.12%	to	15.51%
2005	5,227	$15.65	to	$16.83	$86,846	0.00%	to	1.25%	7.41%	to	8.79%
2004	5,312	$11.19	to	$15.47	$81,359	0.00%	to	1.25%	11.88%	to	16.89%
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
2008	1,576	$23.01	to	$14.89	$29,743	0.00%	to	1.25%	(41.29)%	to	(40.54)%
2007	1,769	$39.19	to	$25.04	$57,526	0.00%	to	1.25%	(2.44)%	to	(1.22)%
2006	2,049	$40.17	to	$25.35	$66,688	0.00%	to	1.25%	9.93%	to	11.33%
2005	2,308	$36.54	to	$22.77	$68,930	0.00%	to	1.25%	2.12%	to	3.41%
2004	2,407	$10.94	to	$35.78	$75,029	0.00%	to	1.25%	9.42%	to	12.28%
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
2008	2,112	$19.38	to	$13.11	$28,956	0.00%	to	1.25%	(46.61)%	to	(45.94)%
2007	2,336	$36.30	to	$24.25	$59,814	0.00%	to	1.25%	(3.69)%	to	(2.49)%
2006	2,541	$37.69	to	$24.87	$66,695	0.00%	to	1.25%	11.15%	to	12.53%
2005	2,697	$33.91	to	$22.10	$63,650	0.00%	to	1.25%	(1.71)%	to	(0.50)%
2004	2,471	$10.94	to	$34.50	$60,866	0.00%	to	1.25%	9.43%	to	22.17%
MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
2008	1,779	$13.50	to	$10.61	$22,245	0.00%	to	1.25%	(54.35)%	to	(53.77)%
2007	2,192	$29.57	to	$22.95	$59,894	0.00%	to	1.25%	4.93%	to	6.25%
2006	2,301	$28.18	to	$21.60	$60,200	0.00%	to	1.25%	34.19%	to	35.85%
2005	2,196	$21.00	to	$15.90	$43,133	0.00%	to	1.25%	15.26%	to	16.74%
2004	2,307	$11.41	to	$18.22	$39,804	0.00%	to	1.25%	14.12%	to	18.86%

											(Continued)

MAXIM BOND INDEX PORTFOLIO
2008	1,157	$15.01	to	$16.86	$17,661	0.00%	to	1.25%	5.04%	to	6.44%
2007	1,002	$14.29	to	$15.84	$14,654	0.00%	to	1.25%	5.46%	to	6.74%
2006	912	$13.55	to	$14.84	$11,943	0.00%	to	1.25%	2.50%	to	3.78%
2005	899	$13.22	to	$14.30	$11,588	0.00%	to	1.25%	0.84%	to	2.07%
2004	825	$10.06	to	$14.01	$10,908	0.00%	to	1.25%	0.58%	to	3.28%
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
2008	2,905	$13.43	to	$14.91	$42,653	0.00%	to	1.25%	(14.84)%	to	(13.77)%
2007	2,645	$15.77	to	$17.29	$45,064	0.00%	to	1.25%	4.23%	to	5.56%
2006	2,521	$15.13	to	$16.38	$40,634	0.00%	to	1.25%	6.40%	to	7.76%
2005	2,395	$14.22	to	$15.20	$35,848	0.00%	to	1.25%	2.97%	to	4.25%
2004	2,510	$10.41	to	$14.58	$36,199	0.00%	to	1.25%	4.10%	to	6.92%
MAXIM INDEX 600 PORTFOLIO
2008	878	$21.43	to	$14.73	$15,318	0.00%	to	1.25%	(32.20)%	to	(31.36)%
2007	875	$31.61	to	$21.46	$22,911	0.00%	to	1.25%	(2.05)%	to	(0.83)%
2006	934	$32.27	to	$21.64	$24,779	0.00%	to	1.25%	13.15%	to	14.56%
2005	968	$28.52	to	$18.89	$22,973	0.00%	to	1.25%	5.71%	to	7.09%
2004	916	$11.27	to	$26.98	$22,261	0.00%	to	1.25%	12.67%	to	21.78%
MAXIM INVESCO ADR PORTFOLIO
2008	703	$15.96	to	$10.83	$8,935	0.00%	to	1.25%	(40.95)%	to	(40.20)%
2007	597	$27.03	to	$18.11	$13,407	0.00%	to	1.25%	6.08%	to	7.41%
2006	692	$25.48	to	$16.86	$14,563	0.00%	to	1.25%	22.32%	to	23.88%
2005	739	$20.83	to	$13.61	$12,465	0.00%	to	1.25%	9.92%	to	11.28%
2004	765	$10.75	to	$18.95	$12,160	0.00%	to	1.25%	13.93%	to	19.64%
MAXIM LOOMIS SAYLES BOND PORTFOLIO
2008	2,965	$23.92	to	$18.09	$55,894	0.00%	to	1.25%	(22.71)%	to	(21.76)%
2007	3,027	$30.95	to	$23.12	$73,825	0.00%	to	1.25%	6.76%	to	8.09%
2006	2,741	$28.99	to	$21.39	$62,512	0.00%	to	1.25%	9.69%	to	11.12%
2005	2,490	$26.43	to	$19.25	$51,935	0.00%	to	1.25%	2.44%	to	3.72%
2004	1,759	$10.56	to	$25.80	$38,199	0.00%	to	1.25%	5.58%	to	10.98%
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
2008	646	$14.65	to	$16.47	$9,552	0.00%	to	1.25%	(33.47)%	to	(32.64)%
2007	569	$22.02	to	$24.45	$12,742	0.00%	to	1.25%	1.90%	to	3.21%
2006	573	$21.61	to	$23.69	$12,377	0.00%	to	1.25%	16.56%	to	18.04%
2005	567	$18.54	to	$20.07	$10,521	0.00%	to	1.25%	4.75%	to	6.08%
2004	544	$11.22	to	$18.92	$9,771	0.00%	to	1.25%	12.15%	to	22.16%

											(Continued)

MAXIM MODERATE PROFILE I PORTFOLIO
2008	16,297	$13.26	to	$14.88	$237,499	0.00%	to	1.25%	(24.27)%	to	(23.30)%
2007	15,921	$17.51	to	$19.40	$302,883	0.00%	to	1.25%	5.80%	to	7.12%
2006	15,164	$16.55	to	$18.11	$267,691	0.00%	to	1.25%	10.63%	to	12.00%
2005	13,814	$14.96	to	$16.17	$218,323	0.00%	to	1.25%	4.91%	to	6.24%
2004	13,270	$10.77	to	$15.22	$198,853	0.00%	to	1.25%	7.65%	to	11.34%
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
2008	15,180	$12.78	to	$14.20	$212,037	0.00%	to	1.25%	(31.11)%	to	(30.22)%
2007	14,645	$18.55	to	$20.35	$294,036	0.00%	to	1.25%	5.94%	to	7.27%
2006	13,730	$17.51	to	$18.97	$256,008	0.00%	to	1.25%	12.39%	to	13.80%
2005	12,050	$15.58	to	$16.67	$198,094	0.00%	to	1.25%	6.28%	to	7.62%
2004	12,116	$10.95	to	$15.49	$185,976	0.00%	to	1.25%	9.49%	to	13.38%
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
2008	4,023	$12.85	to	$14.44	$57,036	0.00%	to	1.25%	(19.13)%	to	(18.14)%
2007	3,769	$15.89	to	$17.64	$65,434	0.00%	to	1.25%	5.02%	to	6.39%
2006	3,523	$15.13	to	$16.58	$57,203	0.00%	to	1.25%	8.54%	to	9.95%
2005	3,246	$13.94	to	$15.08	$48,071	0.00%	to	1.25%	4.65%	to	5.90%
2004	3,341	$10.61	to	$14.24	$46,926	0.00%	to	1.25%	6.14%	to	9.66%
MAXIM MONEY MARKET PORTFOLIO
2008	5,728	$22.87	to	$14.02	$103,561	0.00%	to	1.25%	0.62%	to	1.96%
2007	6,022	$22.73	to	$13.75	$107,677	0.00%	to	1.25%	3.41%	to	4.72%
2006	6,686	$21.98	to	$13.13	$116,111	0.00%	to	1.25%	3.29%	to	4.54%
2005	5,882	$21.28	to	$12.56	$99,336	0.00%	to	1.25%	1.48%	to	2.70%
2004	6,878	$10.01	to	$20.97	$116,003	0.00%	to	1.25%	(0.31)%	to	0.94%
MAXIM SMALL-CAP GROWTH PORTFOLIO
2008	990	$16.31	to	$9.15	$13,112	0.00%	to	1.25%	(42.00)%	to	(41.31)%
2007	1,154	$28.12	to	$15.59	$26,416	0.00%	to	1.25%	10.88%	to	12.32%
2006	1,406	$25.36	to	$13.88	$29,284	0.00%	to	1.25%	1.40%	to	2.66%
2005	1,763	$25.01	to	$13.52	$36,506	0.00%	to	1.25%	3.30%	to	4.56%
2004	2,066	$6.83	to	$24.21	$42,617	0.00%	to	1.25%	4.68%	to	13.94%
MAXIM STOCK INDEX PORTFOLIO
2008	7,332	$54.50	to	$9.53	$178,058	0.00%	to	1.25%	(38.06)%	to	(37.26)%
2007	7,810	$87.99	to	$15.19	$322,200	0.00%	to	1.25%	3.84%	to	5.19%
2006	8,626	$84.74	to	$14.44	$354,697	0.00%	to	1.25%	13.26%	to	14.60%
2005	9,817	$74.82	to	$12.60	$358,832	0.00%	to	1.25%	3.73%	to	5.09%
2004	10,706	$8.78	to	$72.13	$397,135	0.00%	to	1.25%	9.09%	to	10.74%

											(Continued)

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
2008	2,670	$22.52	to	$12.39	$50,886	0.00%	to	1.25%	(36.97)%	to	(36.17)%
2007	3,174	$35.73	to	$19.41	$95,275	0.00%	to	1.25%	1.97%	to	3.24%
2006	3,486	$35.04	to	$18.80	$102,640	0.00%	to	1.25%	17.62%	to	19.14%
2005	3,770	$29.79	to	$15.78	$96,131	0.00%	to	1.25%	2.83%	to	4.09%
2004	3,874	$10.90	to	$28.97	$99,412	0.00%	to	1.25%	9.02%	to	15.03%
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
2008	3,672	$15.66	to	$17.51	$62,255	0.00%	to	1.25%	(41.11)%	to	(40.36)%
2007	3,806	$26.59	to	$29.36	$108,690	0.00%	to	1.25%	15.41%	to	16.88%
2006	3,946	$23.04	to	$25.12	$95,265	0.00%	to	1.25%	5.40%	to	6.71%
2005	3,795	$21.86	to	$23.54	$86,404	0.00%	to	1.25%	12.74%	to	14.16%
2004	3,560	$11.20	to	$20.62	$72,018	0.00%	to	1.25%	12.05%	to	18.09%
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
2008	2,128	$21.22	to	$17.52	$41,211	0.00%	to	1.25%	5.15%	to	6.44%
2007	2,062	$20.18	to	$16.46	$38,174	0.00%	to	1.25%	5.16%	to	6.47%
2006	2,231	$19.19	to	$15.46	$38,913	0.00%	to	1.25%	3.06%	to	4.39%
2005	2,434	$18.62	to	$14.81	$41,573	0.00%	to	1.25%	0.92%	to	2.14%
2004	2,579	$10.06	to	$18.45	$44,939	0.00%	to	1.25%	0.61%	to	3.90%
MFS CORE GROWTH FUND
2008	22	$7.80	to	$8.48	$177	0.00%	to	1.25%	(37.40)%	to	(36.57)%
2007	24	$12.46	to	$13.37	$299	0.00%	to	1.25%	13.17%	to	14.57%
2006	26	$11.01	to	$11.67	$287	0.00%	to	1.25%	4.86%	to	6.28%
2005	34	$10.50	to	$10.98	$362	0.00%	to	1.25%	0.10%	to	1.29%
2004	43	$10.49	to	$11.66	$458	0.00%	to	1.25%	5.22%	to	11.33%
OPPENHEIMER CAPITAL APPRECIATION FUND
2008	317	$6.96	to	$7.56	$2,265	0.00%	to	1.25%	(46.54)%	to	(45.92)%
2007	346	$13.02	to	$13.98	$4,630	0.00%	to	1.25%	12.34%	to	13.75%
2006	271	$11.59	to	$12.29	$3,190	0.00%	to	1.25%	6.23%	to	7.52%
2005	293	$10.91	to	$11.43	$3,225	0.00%	to	1.25%	3.31%	to	4.67%
2004	274	$10.56	to	$12.01	$2,906	0.00%	to	1.25%	5.14%	to	8.17%
OPPENHEIMER GLOBAL FUND
2008	804	$9.55	to	$10.09	$7,804	0.00%	to	1.25%	(41.73)%	to	(41.06)%
2007	721	$16.39	to	$17.12	$11,971	0.00%	to	1.25%	4.59%	to	6.01%
2006	637	$15.67	to	$16.15	$10,022	0.00%	to	1.25%	15.99%	to	17.37%
2005	498	$13.51	to	$13.76	$6,725	0.00%	to	1.25%	12.40%	to	13.81%
2004	207	$11.59	to	$12.09	$2,493	0.00%	to	1.25%	15.86%	to	20.88%

											(Continued)

PIMCO TOTAL RETURN FUND
2008	1,072	$13.22	to	$14.36	$14,298	0.00%	to	1.25%	3.28%	to	4.59%
2007	865	$12.80	to	$13.73	$11,173	0.00%	to	1.25%	7.47%	to	8.80%
2006	857	$11.91	to	$12.62	$10,196	0.00%	to	1.25%	2.41%	to	3.70%
2005	901	$11.63	to	$12.17	$10,473	0.00%	to	1.25%	1.39%	to	2.70%
2004	809	$10.11	to	$11.85	$9,308	0.00%	to	1.25%	1.09%	to	4.88%
PIONEER EQUITY INCOME VCT PORTFOLIO
2008	112	$9.91	to	$11.15	$1,155	0.00%	to	1.25%	(31.32)%	to	(30.49)%
2007	140	$14.43	to	$16.04	$2,085	0.00%	to	1.25%	(0.76)%	to	0.56%
2006	164	$14.54	to	$15.95	$2,424	0.00%	to	1.25%	20.66%	to	22.13%
2005	164	$12.05	to	$13.06	$2,000	0.00%	to	1.25%	4.24%	to	5.49%
2004	119	$10.84	to	$12.85	$1,393	0.00%	to	1.25%	8.35%	to	16.04%
PUTNAM HIGH YIELD ADVANTAGE FUND
2008	25	$7.39	to	$7.44	$185	0.00%	to	1.25%	(26.10)%	to	(25.60)%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
2008	22	$5.20	to	$5.24	$115	0.00%	to	1.25%	(48.00)%	to	(47.60)%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2008	693	$7.68	to	$8.04	$5,394	0.00%	to	1.25%	(41.95)%	to	(41.23)%
2007	595	$13.23	to	$13.68	$7,956	0.00%	to	1.25%	10.80%	to	12.22%
2006	497	$11.94	to	$12.19	$5,948	0.00%	to	1.25%	0.25%	to	1.50%
2005	167	$11.91	to	$12.01	$1,990	0.00%	to	1.25%	19.10%	to	20.10%
ROYCE TOTAL RETURN FUND
2008	40	$6.80	to	$6.85	$270	0.00%	to	1.25%	(32.00)%	to	(31.50)%
RS EMERGING GROWTH FUND
2008	310	$3.42	to	$3.81	$1,091	0.00%	to	1.25%	(46.31)%	to	(45.57)%
2007	362	$6.37	to	$7.00	$2,371	0.00%	to	1.25%	12.54%	to	14.01%
2006	445	$5.66	to	$6.14	$2,616	0.00%	to	1.25%	8.22%	to	9.45%
2005	580	$5.23	to	$5.61	$3,182	0.00%	to	1.25%	(0.57)%	to	0.72%
2004	905	$5.26	to	$13.97	$4,798	0.00%	to	1.25%	13.74%	to	16.53%
RS SELECT GROWTH FUND
2008	24	$7.24	to	$7.65	$179	0.00%	to	1.25%	(45.69)%	to	(45.04)%
2007	30	$13.33	to	$13.92	$404	0.00%	to	1.25%	12.30%	to	13.73%
2006	38	$11.87	to	$12.24	$455	0.00%	to	1.25%	6.65%	to	8.03%
2005	59	$11.13	to	$11.33	$657	0.00%	to	1.25%	(2.79)%	to	(1.56)%
2004	70	$11.31	to	$11.51	$800	0.00%	to	1.25%	13.10%	to	15.12%
VAN KAMPEN AMERICAN VALUE FUND
2008	19	$6.16	to	$6.21	$119	0.00%	to	1.25%	(38.40)%	to	(37.90)%
VAN KAMPEN COMSTOCK FUND
2008	163	$6.77	to	$6.98	$1,118	0.00%	to	1.25%	(36.91)%	to	(36.08)%
2007	116	$10.73	to	$10.92	$1,250	0.00%	to	1.25%	(3.33)%	to	(2.06)%
2006	73	$11.10	to	$11.15	$815	0.00%	to	1.25%	11.00%	to	11.50%
											(Concluded

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements of Great-West Life & Annuity Insurance Company (“Great-West”) for the years ended December 31, 2008, 2007 and 2006 and for each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company for the years ended December 31, 2008 and 2007 are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2) Not applicable.

(3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).

(5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6) Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7) Not applicable.

(8)(a) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(a) Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(b) Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to

Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550)..

(8)(c) Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550)..

(8)(d) Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(e) Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(f) Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g) Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h) Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i) Fund Participation Agreement, dated October 1, 2003, with Van Kampen Investor Services, Inc., Van Kampen Asset Management and Van Kampen Funds Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j) Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9) Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)	(a)	Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) Powers of Attorney for Messrs. Balog, Bernbach, Dachow, A. Desmarais, P. Desmarais, Jr., Kavanagh, Louvel, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to the registration statement filed on April 30, 2007 (File No. 2-89550). Powers of Attorney for Messrs. Mackness, Orr and Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the registration statement filed on April 21, 2008 (File No. 2-89550). Power of Attorney for Messr. McFeetors is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to the registration statement filed on October 31, 2008 (File No. 2-89550).

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

O. T. Dackow	(2)	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

K. P. Kavanagh	(1)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

W. Mackness	696 Whitehaven Crescent London, Ontario, Canada N6G 4V4	Director

R. L. McFeetors	(1)	Chairman of the Board

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director

D. A. Nield	330 University Avenue Toronto, Ontario, Canada M5G 1R8	Director

P.K. Ryan	(4)	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

B. E. Walsh	QVan Capital, LLC 1 Dock Street, Fourth Floor Stamford, CT 06902	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

R.D. Saull	(1)	Executive Vice President and Chief Information Officer

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(2)	Senior Vice President and Controller

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

K.T. Ledwos	(2)	Vice President and Actuary

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President, Financial Services Systems

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Tocher	(2)	Senior Vice President, Investments

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/08

Organizational Chart – December 31, 2008

I.     OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

        99.999% - Pansolo Holding Inc.
                   100% - 3876357 Canada Inc.
                   100% - 3439496 Canada Inc.
                 100% - Capucines Investments Corporation
                     32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
                                94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
           62.08% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of September 30, 2008 407,469,265 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 895,996,485.

Pansolo Holding Inc. owns directly 23,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 26,892,953 or 3.00% of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively  4.54% ,  0.36%, 0.35% of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.83% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 62.08%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,361,750 SVS of PCC.

II.     OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.     Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada (Canada) - Holding and Management Company

  100.0% - 171263 Canada Inc. (Canada) - Holding Company
      66.4% - Power Financial Corporation (Canada) - Holding Company
        68.7% - Great-West Lifeco Inc. (Canada) - Holding Company
         100.0% - Great-West Financial (Canada) Inc. (Canada) - Holding Company
         100.0% - Great-West Financial (Nova Scotia) Co. (Canada) - Holding Company
           100.0% - Great-West Lifeco U.S. Inc. (Canada)
           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company

                           60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) - Holding Company
                           60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (Canada) - Holding Company

                           60.0% - Great-West Life & Annuity Insurance Capital, LLC (Canada) - Holding Company
                           60.0% - Great-West Life & Annuity Insurance Capital, LLC II (Canada) - Holding Company

                          100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Insurance Company

                                            100.0% - First Great-West Life & Annuity Insurance Company (New York) - Insurance Company

                                            100.0% - Advised Assets Group, LLC (Colorado) - Insurance Company

                                            100.0% - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer

                                            100.0% - Canada Life Insurance Company of America (Michigan) - Insurance Company

                                                           100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) - Captive Insurance Company

                                           100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                           100.0% - Emjay Corporation (Wisconsin) - Third Party Administrator
                                                           100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) - Third Party Administrator
                                            100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care Services Organization

100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) - Health Maintenance Organization

                                            100.0% - GW Investor Services, LLC (Colorado)
                                            100.0% - FASCore, LLC (Colorado) - Third Party Administrator
                                              50.0% - Westkin Properties Ltd. (California) - Real Estate Corporation
                                              84.25% - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                           100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                                           100.0% - Orchard Trust Company, LLC (Colorado) - Trust Company
                                           100.0% - Lottery Receivable Company One LLC (Delaware) - Lottery Annuity Administrator
                                           100.0% - LR Company II, L.L.C. (Delaware) - Lottery Annuity Administrator
                                           100.0% - Singer Collateral Trust IV (Delaware) - Lottery Annuity Administrator
                                           100.0% - Singer Collateral Trust V (Delaware) - Lottery Annuity Administrator

B.     Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.
       66.4% - Power Financial Corporation
         68.7% - Great-West Lifeco Inc.
           100.0% - Great-West Financial (Canada) Inc.
             100.0% - Great-West Financial (Nova Scotia) Co.
               100% - Great-West Lifeco U.S., Inc.
                  100% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
                        100.0% - Putnam Acquisition Financing LLC
                           100.0% - Putnam Holdings LLC.
                              99.0% - Putnam General Partnershi (1% owned by Putnam U.S. Holdings I Inc.)

                                   100% - Endeavor Holding LLC
                                           100.0% -Putnam, LLC
                                                   99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
                                                 100.0% - Putnam Retail Management GP, Inc.
                                                 100.0% - Putnam Investment Management, LLC
                                                 100.0% - Putnam Advisory Company GP, Inc.
                                                   99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
                                                                 100.0% - The Putnam Advisory Company, LLC
                        100.0% - Putnam U.S. Holdings I Inc.
                        100.0% - Putnam U.S. Holdings II Inc
                           99.0% - Putnam Investment II LP (1% owned by Putnam U.S. Holdings II Inc.)
                                         100.0% - Putnam U.S. Holdings I, LLC
                                             84.0% - PanAgora Asset Management, Inc.

                                                           41% - Union PanAgora Asset Management GmbH
                                             100.0% -Putnam GP Inc.
                                             100.0% - PII Holdings, Inc.
                                              99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
                                             100.0% - Putnam Investor Services, Inc.
                                             100.0% - Putnam Investment Holdings, LLC
                                                 100.0% - Putnam Aviation Holdings, LLC
                                                 100.0% - Putnam Capital, LLC
                                                       80.0% - TH Lee Putnam Capital Management, LLC
                         100.0% - Putnam Fiduciary Trust Company

                     100.0% - Putnam International Holdings LLC

                                     100.0% - Putnam Investments Inc. (Canada)

                                     100.0% - Putnam Investments Limited (Ireland)

                                     100.0% - Putnam Investments Australia Pty Limited

                                     100.0% - Putnam Investments Securities Co., Ltd. (Japan)

                                     100.0% - Putnam International Distributors, Ltd. (Cayman)

                                            100.0% - Putnam Investments Argentina S.A.

                                     100.0% - Putnam Investments Limited (U.K.)

                                             100.0% - New Flag UK Holdings Limited

                                                 100.0% - New Flag Asset Management Limited (UK)

C.     The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

  100.0% - 171263 Canada Inc.

    66.4% - Power Financial Corporation
       68.7% - Great-West Lifeco Inc.

          100.0% - 2142540 Ontario Inc.

                 100.0% - Great-West Lifeco Finance (Delware) LP

                     100.0% - Great-West Lifeco Finance (Delaware) LLC

          100.0% - 2023308 Ontario Inc.

                    100.0% - Great-West Life & Annuity Insurance Capital, LP
                                   40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
                                                 40.0% - Great-West Life & Annuity Insurance Capital, LLC
                  100.0% - Great-West Life & Annuity Insurance Capital, LP II
                                   40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
                                                40.0% - Great-West Life & Annuity Insurance Capital, LLC II

          100.0% - 217866 Ontario Inc.

                100.0% - Great-West Lifeco Finance (Delaware) LP II

                      100.0% - Great-West Lifeco Finance (Delaware) LLC II

          100.0% - 2023310 Ontario Inc.
          100.0% - 2023311 Ontario Inc.
          100.0% - 6109756 Canada Inc.

          100.0% - 6922023 Canada Inc.

          100.0% - The Great-West Life Assurance Company (NAIC #80659, MI)

                   71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

                                    100.0% - GWL THL Private Equity II Inc.
                                    100.0% - Great-West Investors Holdco Inc.
                                    100.0% - Great-West Investors LLC

                                                    100.0% - Great-West Investors LP Inc.

                                                                    100.0% - Great-West Investors GP Inc.

                                                                                    100.0% - Great-West Investors LP

                                                                                                    100.0% - T.H. Lee Interests

                  100.0% - Gold Circle Insurance Company
                  100.0% - GWL Realty Advisors Inc.
                                   100.0% - GWL Realty Advisors U.S., Inc.
                                   100.0% - RA Real Estate Inc.

                                                   0.1% RMA Real Estate LP
                                   100.0% - Vertica Resident Services Inc.

                  100.0% - GWL Investment Management Ltd.

                  100.0% - 801611 Ontario Limited

                  100.0% - 118050 Canada Inc.

                  100.0% - 1213763 Ontario Inc.

                                  70.0% - Kings Cross Shopping Centre Ltd.

                  100.0% - 681348 Alberta Ltd.

                100.0% - The Owner: Condominium Plan No 8510578

                    50.0% - 3352200 Canada Inc.
                  100.0% - 1420731 Ontario Limited
                  100.0% - 1455250 Ontario Limited
                  100.0% - CGWLL Inc.
                    65.0% - The Walmer Road Limited Partnership
                    50.0% - Laurier House Apartments Limited

                  100.0% - 2024071 Ontario Limited
                  100.0% - High Park Bayview Inc.
                    75.0% - High Park Bayview Limited Partnership
                    50.0% - KAB Properties Inc.
                     5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
                 100.0% - 647679 B.C. Ltd.
                 100.0% - Red Mile Acquisitions Inc.
                   70.0% - TGS North American Real Estate Investment Trust

                                  100.0% - TGS Trust

                   70.0% - RMA Investment Company (Formerly TGS Investment Company)

                                 100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
                                 100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
                                 100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

                                                 100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

                                                                  100.0% - RMA American Realty Corp.

                                                                                1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

                                                                  99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
                                                                  30.0% - SFS Management LLC

                                100.0% - 1218023 Alberta Ltd.

                                                50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                                100.0% - 1214931 Alberta Ltd.

                                                 50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                    70.0% - RMA Real Estate LP
                                  100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
                                  100.0% - S-8025 Holdings Ltd.
                                  100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
                                  100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
                                  100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
                   70.0% - KS Village (Millstream) Inc.

                   70.0% - Troup Beau Developments Limited

                   70.0% - 0726861 B.C. Ltd.

                 100.0% - London Insurance Group Inc.

                                 100.0% - Trivest Insurance Network Limited
                                 100.0% - The Motion Picture Bond Company Inc.
                                 100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)

                                              30.0% - Kings Cross Shopping Centre Ltd.

                                              30.0% - 0726861 B.C. Limited

                                              30.0% - TGS North American Real Estate Investment Trust

                                                               100.0% - TGS Trust

                                              30.0% - RMA Investment Company (Formerly TGS Investment Company)

                                                               100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
                                                               100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
                                                               100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

                                                                              100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

                                                                                             100.0% - RMA American Realty Corp.

                                                                                                             1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

                                                                              99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
                                                                             30.0% - SFS Management LLC

                                                              100.0% - 1218023 Alberta Ltd.

                                                                              50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                                                              100.0% - 1214931 Alberta Ltd.

                                                                              50% - special shares in RMA (U.S.) Realty LLC (Delaware)
                                   30.0% - RMA Real Estate LP

                                 100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
                                 100.0% - S-8025 Holdings Ltd.
                                 100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
                                 100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

                                 100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.

                100.0% - London Capital Management Ltd.
                100.0% - 1319399 Ontario Inc.

                100.0% - 3853071 Canada Limited

                  50.0% - Laurier House Apartments Limited
                100.0% - 389288 B.C. Ltd.
                100.0% - Quadrus Investment Services Ltd.
                  35.0% - The Walmer Road Limited Partnership

                100.0% - 177545 Canada Limited
                100.0% - Lonlife Financial Services Limited
                  88.0% - Neighborhood Dental Services Ltd.

                100.0% - Toronto College Park Ltd.
                  25.0% - PVS Preferred Vision Services Inc.

                  25.0% - High Park Bayview Limited Partnership
                  50.0% - KAB Properties Inc.
                  30.0% - KS Village (Millstream) Inc.

                 100.0% - London Life Financial Corporation

                              89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

                100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

                                        100.0% - London Life & Casualty Reinsurance Corporation

                                           100.0% - Trabaja Reinsurance Company Ltd.
                                           100.0% - London Life and Casualty (Barbados) Corporation

                             100.0% - LRG (US), Inc.

                                           100.0% - London Life International Reinsurance Corporation

                                           100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)

                                           100.0% - HRMP, Inc.

                                                        51.0% - Health Reinsurance Management Partnership (HRMP) (Massachusetts)

                                                        100.0% - HRMP II, Inc.

                                                                           49% Health Reinsurance Management Partnership (HRMP) (Massachusetts)

     100.0% - Canada Life Financial Corporation

                          100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

                                            100.0% - Canada Life Brasil LTDA

                                            100.0% - Canada Life Capital Corporation, Inc.
                                                           100.0% - Canada Life International Holdings, Limited
                                                                            100.0% - Canada Life International Services Limited

                                                                            100.0% - Canada Life International, Limited

                                                                                             100.0% - CLI Institutional Limited

                                                                            100.0% - Canada Life Irish Holding Company, Limited
                                                                                           100.0% - Lifescape Limited
                                                                                           100.0% - Setanta Asset Management Limited
                                                                                           100.0% - Canada Life Group Services Limited
                                                                                           100.0% - Canada Life Europe Investment Limited
                                                                                                            78.67% - Canada Life Assurance Europe Limited
                                                                                                           100.0% - Canada Life Europe Management Services, Limited
                                                                                                                           21.33% - Canada Life Assurance Europe Limited
                                                                                          100.0% - Canada Life Assurance (Ireland), Limited
                                                                                                           100.0% - F.S.D. Investments, Limited
                                                                                          100.0% - Canada Life International Re, Limited
                                                                                                          100.0% - Canada Life Reinsurance International, Ltd.
                                                                                                          100.0% - Canada Life Reinsurance, Ltd.
                                                                                        100.0% - The Canada Life Group (U.K.), Limited

                                                                                                          100.0% - Canada Life Pension Managers & Trustees, Limited

                                                                                                          100.0% - Canada Life Asset Management Limited

                                                                                                          100.0% - Canada Life European Real Estate Limited

                                                                                                          100.0% - Canada Life Trustee Services (U.K.), Limited
                                                                                                          100.0% - CLFIS (U.K.), Limited
                                                                                                          100.0% - Canada Life, Limited
                                                                                                                           100.0% - Canada Life (U.K.), Limited
                                                                                                                                           100.0% - Albany Life Assurance Company, Limited
                                                                                                                                           100.0% - Canada Life Management (U.K.), Limited
                                                                                                                                           100.0% - Canada Life Services (U.K.), Limited
                                                                                                                                           100.0% - Canada Life Fund Managers (U.K.), Limited
                                                                                                                                           100.0% - Canada Life Group Services (U.K.), Limited
                                                                                                                                           100.0% - Canada Life Holdings (U.K.), Limited
                                                                                                                          100.0% - Canada Life Irish Operations, Limited
                                                                                                                                         100.0% - Canada Life Ireland Holdings, Limited

                             100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

                                                                                        100.0% - Canada Life Finance (U.K.), Limited
                                                                                        100.0% - CLH International Capital Management Hungary, Limited Liability Company
                                                         100.0% - The Canada Life Insurance Company of Canada
                                                                         100.0% - CLICC GP Inc.
                                                                           94.4% - MAM Holdings Inc. (5.6% owned by GWL)

                                                                                           100.0% - Mountain Asset Management LLC

                                                         100.0% - Quadrus Distribution Services Ltd.
                                                         100.0% - CL Capital Management (Canada), Inc.

                                                         100.0% - GRS Securities, Inc.
                                                           50.0% - Canadian Worksite Marketing Group, Inc.
                                                         100.0% - Classco Benefit Services, Ltd.
                                                                          50.0% - Canadian Worksite Marketing Group, Inc.
                                                         100.0% - 587443 Ontario, Inc.
                                                                         100.0% - Canada Life Securing Corporation, Inc.
                                                        100.0% - Canada Life Mortgage Services, Ltd.
                                                        100.0% - Adason Properties, Limited
                                                                       100.0% - Adason Realty, Ltd.
                                                       100.0% - Laketon Investment Management Ltd.
                                                       100.0% - Crown Life Insurance Company

D.     IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

     100.0% - 171263 Canada Inc.
          66.4% - Power Financial Corporation
             56.4% - IGM Financial Inc.
                      100.0% - Investors Group Inc.
                                      100.0% - Investors Group Financial Services Inc.

                                      100.0% - I.G. International Management Limited

                                                      100.0% - I.G. Investment Management (Hong Kong) Limited

                                     100.0% - Investors Group Trust Co. Ltd.
                                                     100.0% - 391102 B.C. Ltd.
                                     100.0% - I.G. Insurance Services Inc.
                                     100.0% - Investors Syndicate Limited
                                     100.0% - Investors Group Securities Inc.
                                     100.0% - I.G. Investment Management, Ltd.
                                                     100.0% - Investors Grou pCorporate Class Inc.
                                                     100.0% - Investors Syndicate Property Corp.
                                                      19.63% - I.G. (Rockies) Corp.
                                   100.0% - The Trust Company of London Life
                                   100.0% - I.G. Investment Corp.
                                   80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
                  100.0% - Mackenzie Inc.
                                  100.0% - Mackenzie Financial Corporation
                                                 100.0% - Mackenzie 2004 GP Inc.
                                                 100.0% - MSP 2005 GP Inc.
                                                 100.0% - Mackenzie Financial Chartiable Foundation

                                                 100.0% - Strategic Charitable Giving Foundation
                                                 100.0% - M.R.S. Inc.
                                                                100.0% - M.R.S. Correspondent Corporation
                                                                100.0% - M.R.S. Securities Services Inc.
                                                 100.0% - Execuhold Investment Limited
                                                                 100.0% - Winfund Software Corp.
                                                                 100.0% - M.R.S. Trust Company
                                                                                 100.0% - Anacle I Corporation
                                                                100.0% - Mackenzie M.E.F. Management Inc.
                                                                                100.0% - Canterbury Common Inc.
                                               100.0% - Mackenzie Financial Services Inc.
                                               100.0% - Mackenzie (Rockies) Corp.

                                                              100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.

                                               100.0% - Mackenzie Cundill Investment Management Ltd.

                                               100.0% - MSP Capital Corporation

                                               100.0% - Mackenzie Financial Capital Corporation
                                               100.0% - Quadrus Corporate Class Inc.
                 74.52% - Investment Planning Counsel Inc.
                               100.0% - IPC Financial Network Inc.
                                               100.0% - Investment Planning Counsel of Canada Limited
                                                               100.0% - IPC Investment Corporation
                                                                               100.0% - 579641 BC Ltd.
                                                              100.0% - 9132-2155 Quebec Inc.
                                                              100.0% - Counsel Group of Funds Inc.
                                                                              100.0% - Alpha I Financial Inc.

                                                              100.0% - IPC Save Inc.
                                                              100.0% - 576928 BC Ltd.
                                                              100.0% - 1275279 Ontario Inc.
                                                                              50.0% - IPC Estate Services Inc.
                                                              50.0% - IPC Estate Services Inc.
                                                             100.0% - IPC Securities Corporation

                                                             100.0% - Kameleon Services Inc.

E.     Pargesa Holding S.A. Group of Companies (European investments)

   Power Corporation of Canada

        100.0% - 171263 Canada Inc.

            66.4% - Power Financial Corporation
               100.0% - 3411893 Canada Inc.
              100.0% - Power Financial Europe B.V.
                 50.0% - Parjointco N.V.
                    62.9% - Pargesa Holding S.A.
                                    100.0% - Pargesa Netherlands B.V.

                                                     27.39% - Imerys

                                                     50.0% - Groupe Bruxelles Lambert
                                                                         5.37% - GDF Suez

                                                                           7.1% - Suez Environment Company

                                                                         21.1% - Lafarge (1)
                                                                          8.2% - Pernod Ricard (1)
                                                                          0.6% - Iberdrola
                                                                         100.0% - Belgian Securities BV
                                                                                         Capital – 30.4% Imerys
                                                                         61.6% - Brussels Securities
                                                                                          Capital – 98.8% Sagerpar

                                                                                           100.0% - GBL Participations

                                                                                           Capital - 1.2% Sagerpar
                                                                         100.0% - GBL Treasury Center

                                                                                         100% - GBL Energy Sàrl

                                                                                                   Capital - 4.0% - Total (1)

                                                                                                        100.0% - GBL Verwaltang Gmbh

                                                                                                        100.0% - Immobiliére Rue de Namur Sàrl
                                                                         100.0% - GBL Participations
                                                                                          Capital – 1.2% Sagerpar
                                                                         100.0% - GBL Finance SA
                                                                                          Capital – 100.0% GBL Overseas Finance NV

                                                                                              Capital – 38.4$ Brussels Securities
                                                                         100.0% - GBL Verwaltung Sàrl
                                                                                          Capital – 100.0% - GBL Investments Limited

                                100.0% - Pargesa Cia S.A. S.A.
                                                100.0% - Fivaz & Cie SA
                                100.0% - Pargesa Luxembourg S.A.
                                                100.0% - SFPG
                                                                100.0% - SIB Huston

(1) Based on Company’s published capital as of November 30, 2008

F.     Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada

     100.0% - Gesca Ltée

                       100.0% - Gesca Vente Média Ltée

                        20.0% - 3859282 Canada Inc.

                        100.0% - La Presse, Ltée

                        100.0% - 177954 Canada Inc.

                             100.0% - Les Éditions La Presse Ltée

                             100.0% - Les Éditions Septembre Inc.

                             100.0% - Les Éditions Gesca Ltée

                                      50.0% - Ricardo Média Inc.

                                      50.0% - Groupe Espace Inc.

                       100.0% - Les Productions La Presse Télé Ltée

                                       100.0% - La Presse Télé Ltée

                                       100.0% - La Presse Télé II Ltée

                                       100.0% - La Presse Télé III Ltée

                        100.0% - 3819787 Canada Inc.

                             100.0% - 3834310 Canada Inc.

                        100.0% - Gesca Numérique, Ltée

                             100.0% - 6657443 Canada Inc.

                                      100.0% - Division Canalytics

                             13.82% - Acquisio Inc.

                             32.8% - 9059-2114 Québec Inc.

                              5.7% - Nstein Technologies Inc.

                             100.0% - 3855082 Canada Inc.

                                             100.0% - Cyberpresse Inc.

                                                  0.1% - Gesca Digital GP

                             100.0% - 6645119 Canada Inc.

                               20.0% - Workopolis Canada

                              99.9% - Gesca Digital GP

                                             30.0% - Workopolis

                             25.0% - Réseau Olive

G.     Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

            100.0% - Power Corporation (International) Limited

              100.0% - Power Pacific Corporation Limited

                 25.0% - Barrick Power Gold Corporation of China Limited

                 100.0% - Power Pacific Mauritius Limited

                                 8.03% - Vimicro

                           100.0% - Power Pacific Equities Limited

                                          4.3% - CITIC Pacific Limited

H.     Other Companies

Power Corporation of Canada

13.5% - Virochem

  4.9% - Mitel

100.0% - 152245 Canada Inc.

                 100.0% - 3540529 Canada Inc.

            100.0% - Gelprim Inc.
            100.0% - 3121011 Canada Inc.

100.0% - Victoria Square Ventures Inc.

               100.0% - Power Tek, LLC

                 50.0% - Picchio Pharma Inc.

                               100.0% - Picchio Holdings Inc.

                               100.0% - P.P. Luxco Holdings Sàrl

                                               49.9% - Sunset Holdings S.A.

                                                             6.04% - Adaltis Inc.

                                100.0% - P.P. Luxco Holdings II Sàrl

                                                22.9% - Bellus Health Inc.

                               100.0% - Picchio Pharma (Asia) Ltd.

                                               0.8% - Adaltis Inc.

                               100.0% - Picchio Pharma Advisory Inc.

100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investment Inc..

   100.0% - PCC Industrial (1993) Corporation

   100.0% - Power Corporation International

   100.0% - 3249531 Canada Inc.

                  100.0% - Sagard Capital Partners

   100.0% - Power Corporation of Canada Inc.

                    100.0% - Communications BP SARL

                    100.0% - Square Victoria Real Estate Inc.

                    100.0% - 4400046 Canada Inc.

   100.0% - PL S.A.

   100.0% - 4190297 Canada Inc.

                   100.0% - Sagard Capital Partners Management Corp.

   100.0% - Sodesm International Limited

   100.0% - Sodesm Property Limited

     72.5% - Sagard S.A.S

               100.0% - Marquette Communications (1997) Corporation

Item 27.	Number of Contractowners

As of February 28, 2009, there were 2 owners of non-qualified group contracts and 1,303 owners of qualified group contracts offered by Registrant.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great_West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)          "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)          "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) "Expenses" includes counsel fees.

(4)          "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)          Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)          A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)          The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)          In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)          The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)          The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)          Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a)          If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)          If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)          A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a)          By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b)          If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)          If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)          By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4)          Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a)          An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)          A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)          A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)          Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)

GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
G.R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
K.A. Morris	500 North Central, Suite 220 Glendale, CA 91203	Vice President
J.C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)

Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 27th day of April, 2009.

FUTURE FUNDS SERIES ACCOUNT
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer of
Great-West Life & Annuity Insurance Company

BY:	GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated.

Signature and Title	Date

/s/ Raymond L. McFeetors	April 27, 2009
Director, Chairman of the Board
(Raymond L. McFeetors*)

/s/ Mitchell T.G. Graye	April 27, 2009
Director, President and Chief Executive Officer (Mitchell T.G. Graye)

/s/ James L. McCallen	April 27, 2009
Senior Vice President, Chief Financial Officer (James L. McCallen)

/s/ James Balog	April 27, 2009
Director, (James Balog*)

/s/ John L. Bernbach	April 27, 2009
Director, (John L. Bernbach*)

/s/ Orest T. Dackow	April 27, 2009
Director (Orest T. Dackow*)

/s/ André Desmarais	April 27, 2009
Director (André Desmarais*)

/s/ Paul Desmarais, Jr.	April 27, 2009
Director (Paul Desmarais, Jr*.)

/s/ Kevin P. Kavanagh	April 27, 2009
Director (Kevin P. Kavanagh*)

/s/ Alain Louvel	April 27, 2009
Director (Alain Louvel*)

/s/ William Mackness	April 27, 2009
Director (William Mackness*)

/s/ Jerry E.A. Nickerson	April 27, 2009
Director (Jerry E.A. Nickerson*)

/s/ David A. Nield	April 27, 2009
Director (David A. Nield*)

/s/ R. Jeffrey Orr	April 27, 2009
Director (R. Jeffrey Orr*)

/s/ Michel Plessis-Bélair	April 27, 2009
Director (Michel Plessis-Bélair*)

/s/ Philip K. Ryan	April 27, 2009
Director (Philip K. Ryan*)

/s/ Brian E. Walsh	April 27, 2009
Director (Brian E. Walsh*)

*By:	/s/ Richard G. Schultz	April 27, 2009
Richard G. Schultz
*Attorney-in-fact pursuant to Powers of Attorney.